UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                     ----------

                        First Trust Exchange-Traded Fund
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               ------------

                    Date of reporting period: June 30, 2011
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



First Trust

First Trust Exchange-Traded Fund

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust NYSE Arca Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund
First Trust NASDAQ(R) ABA Community Bank Index Fund


                               Semi-Annual Report

                                 June 30, 2011

 TABLE OF CONTENTS

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2011

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index(SM) Fund.....................   4
   First Trust Morningstar Dividend Leaders(SM) Index Fund..................   6
   First Trust US IPO Index Fund............................................   8
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ....................  10
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund .................  12
   First Trust NYSE Arca Biotechnology Index Fund ..........................  14
   First Trust Dow Jones Internet Index(SM) Fund ...........................  16
   First Trust Strategic Value Index Fund ..................................  18
   First Trust Value Line(R) Equity Allocation Index Fund ..................  20
   First Trust Value Line(R) Dividend Index Fund ...........................  22
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund ..............  24
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund .............  26
   First Trust S&P REIT Index Fund .........................................  28
   First Trust ISE Water Index Fund ........................................  30
   First Trust ISE-Revere Natural Gas Index Fund ...........................  32
   First Trust ISE Chindia Index Fund ......................................  34
   First Trust Value Line(R) 100 Exchange-Traded Fund ......................  36
   First Trust NASDAQ(R) ABA Community Bank Index Fund......................  38
Notes to Fund Performance Overview..........................................  40
Understanding Your Fund Expenses............................................  41
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index(SM) Fund.....................  43
   First Trust Morningstar Dividend Leaders(SM) Index Fund..................  47
   First Trust US IPO Index Fund............................................  49
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ....................  52
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund .................  54
   First Trust NYSE Arca Biotechnology Index Fund ..........................  55
   First Trust Dow Jones Internet Index(SM) Fund ...........................  56
   First Trust Strategic Value Index Fund ..................................  57
   First Trust Value Line(R) Equity Allocation Index Fund ..................  59
   First Trust Value Line(R) Dividend Index Fund ...........................  62
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund ..............  65
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund .............  67
   First Trust S&P REIT Index Fund .........................................  69
   First Trust ISE Water Index Fund ........................................  71
   First Trust ISE-Revere Natural Gas Index Fund ...........................  72
   First Trust ISE Chindia Index Fund ......................................  73
   First Trust Value Line(R) 100 Exchange-Traded Fund ......................  75
   First Trust NASDAQ(R) ABA Community Bank Index Fund......................  78
Statements of Assets and Liabilities........................................  80
Statements of Operations....................................................  84
Statements of Changes in Net Assets.........................................  88
Financial Highlights........................................................  94
Notes to Financial Statements............................................... 105
Additional Information ..................................................... 117
Risk Considerations......................................................... 119

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series of the Trust described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           MESSAGE FROM THE PRESIDENT
                                 JUNE 30, 2011


Dear Shareholders:

I'm pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the recent market volatility has been challenging, successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold will give you detailed information about the Funds that comprise the First Trust Exchange-Traded Fund for the period covered by the report. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of the Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Exchange-Traded Fund

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING
We believe that the current economic recovery is real, even if it has been largely a jobless one. Most economists expect the GDP growth rate in the U.S. to fall between 2.5% to 3.0% in 2011, while the International Monetary Fund has made no adjustments to its 4.5% global growth rate estimate for this year. The Federal Reserve remains committed to keeping the federal funds rate at 0-0.25% until economic activity and job creation strengthens. What has become apparent is that business conditions are so sound that many companies, both here and abroad, are actually thriving. We are encouraged by this in light of the fact that so many governments, including our own, are struggling to get their fiscal houses in order.

While U.S. corporate profits are booming, job growth remains tepid and wages stagnant. Corporate profits accounted for an unprecedented 88% of economic growth from the end of the recession in June 2009 through December 2010, according to Andrew Sum, director of the Center for Labor Market Studies at Northeastern University. That showing compares favorably with 53% of economic growth after the 2001 recession, nothing after the 1991-92 recession, and 28% after the 1981-82 recession. On the other hand, wages and salaries accounted for just 1% of economic growth from 6/09-12/10. That showing compares unfavorably with 15% after the 2001 recession, 50% after the 1991-92 recession, and 25% after the 1981-82 recession.

Higher corporate profits are a global phenomenon. The 25 most profitable companies worldwide posted $137.1 billion in combined earnings in the first quarter of 2011, up from $120.5 billion, according to S&P's Capital IQ. Eight of the top 25 are U.S. companies, and these firms accounted for $44.3 billion (32%) of first quarter profits. Ten of the companies on the list are European, and they generated profits totaling $47.8 billion (35%). Five firms from China accounted for $26.3 billion (19%). The remaining two are energy companies from Russia.

The combination of low interest rates in the U.S., relatively low inflation, rising corporate earnings and record cash holdings, robust M&A activity, and a recovery in the IPO market make this an ideal time to own equities, in our opinion.

U.S. STOCKS AND BONDS
All of the major U.S. stock indices posted solid returns in the first half of 2011. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 6.01%, 8.55%, and 7.52%, respectively, according to Bloomberg. The only major sector that did not post a gain was Financials, down 3.04%. The top-performing sector was Health Care, up 13.92%. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 17.3% in 2011, according to Standard & Poor's. S&P is expecting 14.9% growth in 2012.

Despite increasing outlays on buybacks and dividends, the cash and equivalent levels for the nonfinancial companies in the S&P 500, referred to as S&P Industrials (Old), rose from $940.1 billion to a record $1.1 trillion in the first quarter of 2011, according to S&P. For comparison, cash holdings stood at $654.6 billion in 2008.

In the U.S. bond market, the top-performing major debt group in the first half of 2011 was municipal bonds. The Barclays Capital Municipal Bond: Long Bond (22+ years) Index posted a total return of 5.88%. The next closest domestic category was high-yield corporate bonds, up 4.97%, as measured by the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Treasury:
Intermediate Index posted the weakest return, up 2.2%.

FOREIGN STOCKS AND BONDS
Riskier debt outperformed overseas in the first half of the year, but the equities of developed markets were higher than those of emerging markets. The Barclays Capital Global Emerging Markets Index of debt securities rose 5.84%
(USD), compared to 4.38% (USD) for the Barclays Capital Global Aggregate Index of higher-quality debt. The MSCI World Index (excluding the U.S.) of stocks from developed nations posted a total return of 5.05% (USD), compared to just 0.81%
(USD) for the MSCI Emerging Markets Index. The U.S. dollar boosted returns from investments overseas for U.S. investors by declining 6.0% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE(R)"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was 09/30/05.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (09/27/05)       Ended       (09/27/05)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           3.36%        33.72%      1.49%          2.94%         7.70%         18.12%
Market Value                                  3.22%        33.46%      1.50%          2.91%         7.71%         17.97%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)           3.73%        34.59%      2.23%          3.69%         11.65%        23.19%
Russell 2000(R) Index                         6.21%        37.41%      4.08%          5.42%         22.15%        35.50%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Energy sector led all sectors in the Fund in performance (+25.4% six-month return) and contribution to total return (+0.9%), even though the sector had a low average Fund weight of 3.7%. Basic Energy Services, Inc. led the Fund's holdings in the sector with a six-month return of +91.0% and a +0.5% contribution to total return. The well drilling services company cited increased demand, margin growth and higher utilization rates as reasons for a +72% increase in revenues in the first quarter of 2011 versus the first quarter of 2010. The Consumer Discretionary sector was a close second in contribution with a contribution to total return that rounded to +0.9%. The Fund's holdings in the sector had a six-month return of +4.8% and comprised an average of 18.1% of the Fund's weight. A majority of the Consumer Discretionary sector's contribution came from Select Comfort Corp. The mattress company had a six-month return of +96.3% and contributed +0.7% to the Fund's total return. Select Comfort Corp.'s stock increased +30.3% in a single day after the company released an earnings report that beat market expectations and showed strong sales growth. The Financials sector was a drag on the Fund's performance. The sector was the heaviest weighted in the Fund (27.7% average weight) and among the worst performing with a six-month return of -1.3%. As a result, the Financials sector contributed -0.4% to the Fund's total return. The Telecommunications sector was the worst-performing sector in the Fund with a six-month return of -13.0%, but the sector's small average weight (1.3% average weight) limited its contribution to -0.3%.

--------
Dow Jones and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (Continued)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
-------------------------------------------------------
                                         % OF LONG-TERM
SECTOR                                    INVESTMENTS
Financials                                    26.99%
Consumer Discretionary                        17.84
Industrials                                   15.89
Information Technology                        14.60
Health Care                                    7.65
Materials                                      6.10
Energy                                         4.26
Consumer Staples                               3.64
Telecommunication Services                     1.67
Utilities                                      1.36
                                             -------
      Total                                  100.00%
                                             =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
-------------------------------------------------------
                                         % OF LONG-TERM
SECURITY                                   INVESTMENTS
Buckeye Technologies, Inc.                     1.50%
Select Comfort Corp.                           1.38
Strategic Hotels & Resorts, Inc.               1.37
First Industrial Realty Trust, Inc.            1.26
Lindsay Corp.                                  1.19
Elizabeth Arden, Inc.                          1.10
Basic Energy Services, Inc.                    1.08
Haynes International, Inc.                     1.04
iStar Financial, Inc.                          1.04
Merit Medical Systems, Inc.                    1.01
                                             -------
     Total                                    11.97%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 27, 2005 - JUNE 30, 2011

        First Trust Dow Jones Select MicroCap Index(SM) Fund    Dow Jones Select MicroCap Index(SM)    Russell 2000(R) Index
9/05                           10000                                           10000                           10000
12/05                          10374                                           10397                           10252
06/06                          10968                                           11033                           11094
12/06                          12001                                           12115                           12134
06/07                          12746                                           12910                           12917
12/07                          11278                                           11474                           11944
06/08                           9896                                           10100                           10825
12/08                           7520                                            7707                            7909
06/09                           7362                                            7568                            8118
12/09                           9087                                            9393                           10058
06/10                           8833                                            9153                            9862
12/10                          11427                                           11876                           12759
6/11                           11811                                           12319                           13551

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2006 through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/06 - 12/31/06         125              8               2             0
01/01/07 - 12/31/07         125             12               5             0
01/01/08 - 12/31/08         139              9               1             0
01/01/09 - 12/31/09         121              6               0             0
01/01/10 - 12/31/10         169              0               0             0
01/01/11 - 06/30/11          48              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/06 - 12/31/06         116              0               0             0
01/01/07 - 12/31/07         100              4               5             0
01/01/08 - 12/31/08          99              5               0             0
01/01/09 - 12/31/09         120              5               0             0
01/01/10 - 12/31/10          83              0               0             0
01/01/11 - 06/30/11          76              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

The First Trust Morningstar Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE(R), NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 03/15/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (03/09/06)       Ended       (03/09/06)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           7.82%        31.05%      0.21%          0.99%         1.06%          5.35%
Market Value                                  7.61%        31.15%      0.16%          0.98%         0.79%          5.32%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index     8.11%        31.82%      0.69%          1.47%         3.52%          8.05%
S&P 500(R) Index                              6.02%        30.69%      2.94%          2.84%         15.61%        16.04%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Utilities sector was the Fund's largest contributor to total return with a +2.5% contribution. The sector was the most represented in the Fund with an average weight of 28.2% and the Fund's holdings in the sector had a solid six-month return of +9.3%. Performance for the Utilities sector was strongest in the second quarter of 2011 as market sentiment turned defensive. The Energy sector was the second best contributing sector with a +2.0% contribution to the Fund's total return and a six-month return of +14.2%. Two of the Fund's top three individual contributors, Chevron Corp. and ConocoPhillips, were from that sector. Chevron Corp. was the Fund's leading individual contributor with a +1.3% contribution to total return. The company had an average weight in the Fund of 9.3% and a return of +10.2% while held in the Fund. ConocoPhillips had a contribution to total return of 0.8% on a six-month return of +12.4%. Unlike the Utilities sector, the Energy sector had stronger returns in the first quarter of 2011 when oil prices climbed +9.9%. The Financials sector was the worst-performing sector in the Fund with a six-month return of -12.7%. Due to the sector's small average weight in the Fund (3.3%), its contribution to total return was limited to -0.5%.

--------
Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (Continued)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
-------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Health Care                                  28.01%
Utilities                                    26.99
Telecommunication Services                   19.25
Consumer Staples                              7.97
Energy                                        5.81
Industrials                                   4.23
Financials                                    2.78
Materials                                     1.86
Consumer Discretionary                        1.80
Information Technology                        1.30
                                            -------
     Total                                  100.00%
                                            =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
-------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
AT&T, Inc.                                   10.02%
Verizon Communications, Inc.                  9.23
Johnson & Johnson                             8.90
Merck & Co., Inc.                             7.40
ConocoPhillips                                5.81
Abbott Laboratories                           4.85
Bristol-Myers Squibb Co.                      3.79
Kraft Foods, Inc., Class A                    3.09
Eli Lilly & Co.                               3.07
Southern Co.                                  2.58
                                            -------
     Total                                   58.74%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 9, 2006 - JUNE 30, 2011

         First Trust Morningstar Dividend Leaders(SM) Index Fund    Morningstar(R) Dividend Leaders(SM) Index    S&P 500(R) Index
03/06                             10000                                               10000                           10000
12/06                             12077                                               12110                           11317
06/07                             12392                                               12462                           12104
12/07                             10793                                               10870                           11939
06/08                              7995                                                8069                           10516
12/08                              7371                                                7462                            7522
06/09                              6961                                                7067                            7760
12/09                              8420                                                8567                            9512
06/10                              8039                                                8197                            8879
12/10                              9771                                                9995                           10945
06/11                             10535                                               10806                           11604

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 15, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.



--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
03/15/06 - 12/31/06         116              8               3             0
01/01/07 - 12/31/07         122              6               5             0
01/01/08 - 12/31/08         148              8               4             2
01/01/09 - 12/31/09         135              4               3             0
01/01/10 - 12/31/10         185              0               0             0
01/01/11 - 06/30/11         110              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
03/15/06 - 12/31/06          75              0               0             0
01/01/07 - 12/31/07         107             10               1             0
01/01/08 - 12/31/08          84              4               2             1
01/01/09 - 12/31/09         106              3               1             0
01/01/10 - 12/31/10          66              1               0             0
01/01/11 - 06/30/11          15              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FPX - FIRST TRUST US IPO INDEX FUND

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 04/13/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (04/12/06)       Ended       (04/12/06)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           9.90%        38.18%      6.70%          5.83%         38.28%        34.41%
Market Value                                  9.77%        38.13%      6.76%          5.83%         38.66%        34.36%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                       10.28%        39.16%      7.34%          6.50%         42.50%        38.87%
Russell 3000(R) Index                         6.35%        32.37%      3.35%          2.95%         17.93%        16.40%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

FPX had a strong first half of 2011 relative to the broader market. The Fund's two largest holdings, Visa, Inc. and Philip Morris International, Inc., were the Fund's top two individual contributors. Visa, Inc. had an average Fund weight of 9.1% and had a six-month return of +20.2%. The company's stock jumped +15.0% on 06/24/11 after the Fed voted to cap debit-card swipe fees at $0.21, instead of the previously considered level of $0.12. In total, Visa, Inc. contributed +1.8% to the Fund's total return. Philip Morris International, Inc. had an average Fund weight of 9.9% and a six-month return of +16.3%. The company raised its 2011 outlook due to an improved business outlook and favorable currency impact. Philip Morris contributed +1.5% to the Fund's total return. Discover Financial Services was another of the Fund's top contributors with a +0.9% contribution to total return. The company had a six-month return of +44.7% after posting record profits for the quarter ended 03/31/11. General Motors Co. was a drag on the Fund as the company had an average weight in the Fund of 8.9% and a six-month return of -17.6%. In total, General Motors contributed -1.8% to the Fund's total return.


--------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPX - FIRST TRUST US IPO INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       27.36%
Consumer Staples                             16.53
Consumer Discretionary                       15.88
Energy                                       11.67
Health Care                                   9.90
Financials                                    8.41
Industrials                                   6.95
Materials                                     1.37
Telecommunication Services                    1.05
Utilities                                     0.88
                                            -------
     Total                                  100.00%
                                            =======


------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Visa, Inc., Class A                          10.12%
Philip Morris International, Inc.             9.40
General Motors Co.                            8.08
Covidien PLC                                  4.50
Kinder Morgan, Inc.                           3.47
HCA Holdings, Inc.                            2.90
TE Connectivity Ltd.                          2.76
Lorillard, Inc.                               2.67
Discover Financial Services                   2.49
Mead Johnson Nutrition Co.                    2.35
                                            -------
     Total                                   48.74%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2006 - JUNE 30, 2011

          First Trust US IPO Index Fund     IPOX(R)-100 U.S. Index     Russell 3000(R) Index
04/06                 10000                         10000                      10000
12/06                 11100                         11154                      11064
06/07                 12385                         12481                      11851
12/07                 12712                         12844                      11633
06/08                 11784                         11941                      10348
12/08                  7134                          7245                       7293
06/09                  8087                          8248                       7599
12/09                 10339                         10575                       9360
06/10                  9726                          9980                       8794
12/10                 12228                         12594                      10945
06/11                 13439                         13889                      11640

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/13/06 - 12/31/06          37              0               0             0
01/01/07 - 12/31/07          96              9               4             1
01/01/08 - 12/31/08         133              3               6             0
01/01/09 - 12/31/09         109              3               0             0
01/01/10 - 12/31/10         149              0               0             0
01/01/11 - 06/30/11          74              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/13/06 - 12/31/06         144              0               0             0
01/01/07 - 12/31/07         135              5               1             0
01/01/08 - 12/31/08         108              2               1             0
01/01/09 - 12/31/09         135              5               0             0
01/01/10 - 12/31/10         103              0               0             0
01/01/11 - 06/30/11          51              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index and the Index is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (04/19/06)       Ended       (04/19/06)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           7.51%        38.15%      6.89%          4.97%         39.57%        28.68%
Market Value                                  7.55%        38.20%      6.89%          4.98%         39.55%        28.73%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)           7.85%        38.98%      7.56%          5.62%         43.95%        32.86%
NASDAQ-100 Index(R)                           5.23%        34.74%      8.78%          6.47%         52.30%        38.49%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Consumer Discretionary sector was the Fund's largest contributor to total return with a contribution of +2.8% on a six-month return of +14.1%. Netflix, Inc. led the sector with a +0.4% contribution to total return on a six-month return of +49.5%. The movie rental company reported net income of $60 million for the first quarter of 2011, a +88% increase from the first quarter of 2010. The Health Care industry was the second best contributing sector in the Fund with a +2.7% contribution. For the first half of 2011, the Fund's holdings in the sector returned +16.0%. Biogen Idec, Inc., a part of the Health Care sector, was the Fund's leading individual performer (+59.5% six-month return) and contributor (+0.5% contribution). In April, the company announced successful results for its multiple sclerosis pill, BG-12. Vertex Pharmaceuticals, Inc. was another of the Fund's top contributors from the Health Care sector. The company announced positive results for a cystic fibrosis drug and a hepatitis C drug. For the six months covered by this report, Vertex's stock returned +48.4% and contributed +0.4% to the Fund's total return. The Information Technology sector lagged all other sectors in the Fund, with a +2.0% six-month return. The sector was by far the most represented sector in the Fund with an average weight of 47.8%; however, relative to the market-cap weighted NASDAQ 100 Index(R), the Fund was underweight in Information Technology, which helped the Fund outperform the NASDAQ 100 Index(R) (+7.5% vs. +5.2% six-month returns).


--------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       48.04%
Consumer Discretionary                       22.01
Health Care                                  17.76
Industrials                                   6.08
Consumer Staples                              3.09
Telecommunication Services                    1.98
Materials                                     1.04
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Baidu, Inc., ADR                              1.12%
Vertex Pharmaceuticals, Inc.                  1.09
Joy Global, Inc.                              1.08
Whole Foods Market, Inc.                      1.08
F5 Networks, Inc.                             1.07
Seagate Technology                            1.07
Bed Bath & Beyond, Inc.                       1.06
Biogen Idec, Inc.                             1.06
eBay, Inc.                                    1.06
Marvell Technology Group Ltd.                 1.05
                                            -------
     Total                                   10.74%
                                            =======

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2006 - JUNE 30, 2011

        First Trust NASDAQ-100 Equal Weighted Index(SM) Fund    NASDAQ-100 Equal Weighted Index(SM)    NASDAQ-100 Index(R)
04/06                          10000                                           10000                          10000
12/06                          10060                                           10097                          10168
06/07                          11050                                           11117                          11217
12/07                          11040                                           11142                          12124
06/08                           9673                                            9785                          10708
12/08                           6187                                            6292                           7084
06/09                           7653                                            7803                           8671
12/09                           9871                                           10100                          10954
06/10                           9314                                            9561                          10278
12/10                          11968                                           12321                          13161
06/11                          12867                                           13288                          13849

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 25, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/25/06 - 12/31/06         105              0               1             0
01/01/07 - 12/31/07         151              0               3             0
01/01/08 - 12/31/08         152              4               1             1
01/01/09 - 12/31/09         144              0               0             0
01/01/10 - 12/31/10         155              1               0             0
01/01/11 - 06/30/11          83              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/25/06 - 12/31/06          68              0               0             0
01/01/07 - 12/31/07          97              0               0             0
01/01/08 - 12/31/08          94              1               0             0
01/01/09 - 12/31/09         104              3               1             0
01/01/10 - 12/31/10          95              1               0             0
01/01/11 - 06/30/11          42              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (04/19/06)       Ended       (04/19/06)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           0.77%        32.97%      8.07%          5.19%         47.39%        30.07%
Market Value                                  0.66%        33.03%      8.04%          5.19%         47.22%        30.07%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)        1.07%        33.81%      8.75%          5.85%         52.08%        34.36%
S&P 500 Information Technology Index          2.06%        25.75%      6.73%          4.20%         38.51%        23.83%
S&P 500(R) Index                              6.01%        30.68%      2.94%          2.30%         15.59%        12.53%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Information Technology sector lagged the broader market in general during the period covered by this report. In particular, the Fund was hurt by the Communications Equipment industry, which detracted -1.6% from the Fund's total return. Research In Motion, Ltd. was the primary detractor with a -50.4% six-month return and a -1.1% contribution to total return. In June the company announced that it expected quarterly revenue to drop for the first time in nine years as the company's BlackBerry continues to lose market share to Apple, Inc. and other phone providers using Google Inc.'s Android operating system. Cisco Systems, Inc. was another detractor from the Communications Equipment industry. The networking company had a six-month return of -22.6% and contributed -0.5% to the Fund's total return. The downward pressure on the company's stock was caused by decreasing gross margins and increased competition for its networking products. It was not all bad news for the Information Technology sector. Baidu, Inc. was the Fund's leading individual performer (+45.2% six-month return) and contributor (+1.0%). The Chinese search engine company reached all-time highs in stock price after announcing a deal with Facebook, Inc. to set up a social networking site in China.


--------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND (Continued)

------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       95.34%
Health Care                                   2.40
Consumer Discretionary                        2.26
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Baidu, Inc., ADR                              2.74%
F5 Networks, Inc.                             2.61
Seagate Technology                            2.61
Marvell Technology Group Ltd.                 2.57
Xilinx, Inc.                                  2.54
Check Point Software Technologies Ltd.        2.51
Altera Corp.                                  2.49
Autodesk, Inc.                                2.49
Cognizant Technology Solutions Corp.,
   Class A                                    2.49
Citrix Systems, Inc.                          2.48
                                            -------
     Total                                   25.53%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2006 - JUNE 30, 2011

               First Trust              NASDAQ-100                S&P 500
          NASDAQ-100-Technology      Technology Sector     Information Technology     S&P 500(R)
          Sector Index(SM) Fund          Index(SM)                 Index                Index
04/06             10000                    10000                   10000                10000
12/06              9985                    10020                   10296                10975
06/07             10925                    10989                   11256                11739
12/07             10750                    10847                   11975                11579
06/08              9755                     9872                   10409                10199
12/08              5885                     5983                    6809                 7295
06/09              7890                     8048                    8502                 7526
12/09             10587                    10838                   11011                 9224
06/10              9782                    10041                    9847                 8611
12/10             12907                    13293                   12133                10615
06/11             13006                    13435                   12383                11253

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 25, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/25/06 - 12/31/06         103              1               1             1
01/01/07 - 12/31/07         153              0               0             0
01/01/08 - 12/31/08         138              6               1             1
01/01/09 - 12/31/09         151              4               0             0
01/01/10 - 12/31/10         188              0               0             0
01/01/11 - 06/30/11          92              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
04/25/06 - 12/31/06          68              0               0             0
01/01/07 - 12/31/07          98              0               0             0
01/01/08 - 12/31/08         104              2               1             0
01/01/09 - 12/31/09          94              3               0             0
01/01/10 - 12/31/10          63              1               0             0
01/01/11 - 06/30/11          33              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FBT - FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 06/23/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (06/19/06)       Ended       (06/19/06)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11    06/30/11      to 06/30/11

FUND PERFORMANCE
NAV                                           12.21%       41.92%      16.37%        17.16%        113.39%        121.82%
Market Value                                  12.20%       42.01%      16.37%        17.18%        113.38%        122.02%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)             12.56%       42.77%      17.08%        17.89%        120.00%        128.80%
NASDAQ(R) Biotechnology Index                 14.34%       39.79%       8.71%         9.37%         51.80%         56.94%
S&P 500(R) Index                               6.02%       30.69%       2.94%         3.43%         15.61%         18.47%
S&P Composite 1500 Health Care Index          14.19%       29.54%       5.78%         5.95%         32.42%         33.73%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Fund had a solid performance in the first half of 2011. Biogen Idec, Inc. was the Fund's leading individual performer (+59.5% six-month return) and contributor to the Fund's total return (+2.7% contribution). In April the company announced successful results for its multiple sclerosis pill, BG-12. The Fund's second-leading performer and contributor to total return was Affymetrix, Inc. with a +2.6% contribution and a six-month return of +57.5%. Contributing to the company's performance was FDA approval of the company's new gene expression re-agents, a new CEO and a patent for a process called "Hot Start Nucleic Acid Amplification." Vertex Pharmaceuticals, Inc. was another strong performer in the Fund. For the six months covered by this report, the company's stock returned +48.4% and contributed +2.2% to the Fund's total return. The company announced positive results for a cystic fibrosis drug and a hepatitis C drug. Nektar Therapeutics was the largest drag on the Fund's performance with a -43.4% six-month return and a -2.6% contribution to total return.


--------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBT - FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
INDUSTRY                                  INVESTMENTS
Biotechnology                                69.36%
Life Sciences Tools & Services               27.06
Pharmaceuticals                               3.58
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Affymetrix, Inc.                              6.93%
Biogen Idec, Inc.                             6.35
Regeneron Pharmaceuticals, Inc.               6.10
Illumina, Inc.                                5.48
Myriad Genetics, Inc.                         5.45
Vertex Pharmaceuticals, Inc.                  5.33
Sequenom, Inc.                                5.20
Amgen, Inc.                                   4.96
Celgene Corp.                                 4.96
Cephalon, Inc.                                4.94
                                            -------
     Total                                   55.70%
                                            =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          JUNE 19, 2006 - JUNE 30, 2011

          First Trust NYSE       NYSE Arca        NASDAQ(R)                    S&P Composite 1500
         Arca Biotechnology    Biotechnology    Biotechnology    S&P 500(R)       Health Care
             Index Fund          Index(SM)          Index          Index             Index
06/06          10000               10000            10000          10000             10000
12/06          11775               11815            11114          11554             11194
06/07          12105               12179            11177          12358             11919
12/07          12205               12320            11630          12189             12092
06/08          11410               11557            11086          10736             10593
12/08           9968               10138            10200           7679              9218
06/09          10722               10921            10491           7922              9305
12/09          14441               14758            11828           9711             11132
06/10          15629               16026            11227           9065             10324
12/10          19768               20327            13726          11174             11712
06/11          22182               22880            15694          11847             13374


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 23, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/23/06 - 12/31/06          64              0               0             0
01/01/07 - 12/31/07         162              8               1             0
01/01/08 - 12/31/08         170              9               0             0
01/01/09 - 12/31/09          93              3               0             0
01/01/10 - 12/31/10         165              1               0             1
01/01/11 - 06/30/11          92              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/23/06 - 12/31/06          68              0               0             0
01/01/07 - 12/31/07          76              3               1             0
01/01/08 - 12/31/08          72              1               1             0
01/01/09 - 12/31/09         152              4               0             0
01/01/10 - 12/31/10          83              1               0             1
01/01/11 - 06/30/11          32              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

The First Trust Dow Jones Internet Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 06/23/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years     Inception      5 Years       Inception
                                               Ended        Ended        Ended     (06/19/06)       Ended       (06/19/06)
                                              06/30/11     06/30/11     06/30/11   to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                            5.75%        51.81%       11.39%      12.63%         71.50%        81.87%
Market Value                                   5.66%        52.17%       11.41%      12.63%         71.62%        81.92%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)         6.01%        52.68%       11.97%      13.20%         75.96%        86.60%
S&P 500(R) Index                               6.02%        30.69%        2.94%       3.43%         15.61%        18.47%
S&P Composite 1500 Information Technology
   Index                                       2.46%        27.68%        6.86%       7.09%         39.34%        41.15%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Consumer Discretionary sector was the leading contributor to the Fund's total return with a +3.9% contribution as the Fund's holdings from the sector had a six-month return of +21.3%. The Consumer Discretionary sector included the Fund's top three contributors (Netflix, Inc., priceline.com, Inc. and Amazon.com, Inc.), even though the Fund only held five companies from the sector. Netflix, Inc. was the Fund's top contributor, with a +1.5% contribution on a six-month return of +49.5%. The movie rental company reported net income of $60 million for the first quarter of 2011, an +88% increase from the first quarter of 2010. priceline.com, Inc. had a six-month return of +28.1% and contributed +1.2% to the Fund's total return. The company boosted profit expectations for the second quarter of 2011 due to growth in hotel bookings in Europe and Asia. Amazon.com, Inc. contributed +1.0% to the Fund's total return on a +13.6% six-month return after reporting better-than-expected revenue for the first quarter of 2011. The Fund's holdings in the Information Technology sector had a more tepid six-month return of +2.9%, but contributed +2.3% to the Fund's total return due to the sector's large 72.5% average weight in the Fund. Google, Inc. was the Fund's worst contributor to total return with a -1.5% contribution. The company's stock had a six-month return of -14.7% after posting a large operating cost increase.


--------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       72.43%
Consumer Discretionary                       20.73
Financials                                    4.64
Health Care                                   2.20
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Google, Inc., Class A                         9.46%
Amazon.com, Inc.                              8.09
eBay, Inc.                                    6.11
priceline.com, Inc.                           5.13
Salesforce.com, Inc.                          4.52
Yahoo!, Inc.                                  4.41
Juniper Networks, Inc.                        4.22
Netflix, Inc.                                 3.68
Check Point Software Technologies Ltd.        3.45
Akamai Technologies, Inc.                     2.82
                                            -------
     Total                                   51.89%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 19, 2006 - JUNE 30, 2011

             First Trust             Dow Jones                           S&P Composite 1500
          Dow Jones Internet     Internet Composite     S&P 500(R)     Information Technology
            Index(SM) Fund           Index(SM)            Index                Index
06/06           10000                  10000              10000                10000
12/06           11285                  11315              11554                11574
06/07           12975                  13044              12358                12716
12/07           12545                  12651              12189                13360
06/08           11203                  11327              10736                11638
12/08            7023                   7114               7679                 7629
06/09            9374                   9524               7922                 9506
12/09           12587                  12825               9711                12286
06/10           11980                  12222               9065                11055
12/10           17197                  17603              11174                13776
06/11           18186                  18661              11847                14115


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 23, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/23/06 - 12/31/06          71              0               0             0
01/01/07 - 12/31/07         130              7               6             0
01/01/08 - 12/31/08         140              4               1             0
01/01/09 - 12/31/09         134              2               1             0
01/01/10 - 12/31/10         189              0               0             0
01/01/11 - 06/30/11          89              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/23/06 - 12/31/06          61              0               0             0
01/01/07 - 12/31/07         101              5               2             0
01/01/08 - 12/31/08         105              2               1             0
01/01/09 - 12/31/09         112              3               0             0
01/01/10 - 12/31/10          63              0               0             0
01/01/11 - 06/30/11          36              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FDV - FIRST TRUST STRATEGIC VALUE INDEX FUND

The First Trust Strategic Value Index Fund (formerly known as First Trust DB Strategic Value Index Fund) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Credit Suisse U.S. Value Index, Powered by HOLT(TM) (the "Index"). The Index is an equally-weighted index which measures the performance of fifty stocks which have the highest HOLT valuation score and meet liquidity and tradeability requirements. The HOLT valuation scoring model aims to convert accounting data into cash as measured by HOLT's proprietary CFROI(R) metric. The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 07/11/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL            CUMULATIVE
                                                                               TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended   1 Year Ended    Inception (07/06/06)    Inception (07/06/06)
                                              06/30/11        06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            7.87%           33.04%              5.64%                   31.45%
Market Value                                   7.78%           32.98%              5.63%                   31.40%

INDEX PERFORMANCE
Credit Suisse U.S. Value Index,
   Powered by HOLT(TM) *                       8.29%           34.06%               N/A                     N/A
S&P 500 Value Index                            5.23%           27.90%              0.55%                    2.76%
S&P 500(R) Index                               6.02%           30.69%              2.88%                   15.20%
---------------------------------------------------------------------------------------------------------------------------

* On June 19, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered by HOLT(TM). Since the Fund's new underlying index had an inception date of June 14, 2010, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

Much of the Fund's positive performance came from the Health Care sector, which contributed +6.2% to the Fund's total return. The Fund's holdings in the sector had a six-month return of +24.6% and had an average Fund weight of 26.4%. Within the sector, the Health Care Providers & Services industry returned +41.1% and contributed +2.7% to the Fund's total return. Aetna, Inc. and CIGNA Corp. were the leaders of the industry. Aetna, Inc. had a six-month return of +45.1% and contributed +0.8% to the Fund's total return after the company announced a large dividend increase ($0.04/share to $0.15/share) and raised its 2011 full-year profit forecast to a range of $4.20 to $4.30 per share from $3.70 to $3.80 per share. CIGNA Corp. had a six-month return of +40.4% and contributed +0.7% to the Fund's total return. The company reported a 52% increase in profits for the first quarter of 2011 versus the first quarter of 2010. Also performing well from the Health Care sector was biotechnology company Biogen Idec, Inc. For the time Biogen was held in the Fund this period, the company returned +42.4% and contributed +0.8% to the Fund's total return, mostly due to successful results from for its multiple sclerosis pill, BG-12. The Energy sector was the next best-performing sector in the Fund with a +16.6% six-month return and a +1.7% contribution to total return. The sector included the Fund's leading individual contributor, Marathon Oil Corp. The company had a six-month return of +43.6% and contributed +0.9% to the Fund's total return. Markets reacted positively to Marathon Oil Corp.'s announcement that it would spin-off its fuel-making business and become more of a pure-play exploration company.


--------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust on behalf of the Fund. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


FDV - FIRST TRUST STRATEGIC VALUE INDEX FUND (Continued)

------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Financials                                   31.14%
Health Care                                  20.91
Information Technology                       14.80
Energy                                       10.20
Industrials                                   6.39
Materials                                     6.36
Consumer Discretionary                        4.24
Utilities                                     2.09
Telecommunication Services                    2.05
Consumer Staples                              1.82
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
CIGNA Corp.                                   2.24%
Northrop Grumman Corp.                        2.22
Freeport-McMoRan Copper & Gold, Inc.          2.18
Marathon Oil Corp.                            2.18
Aetna, Inc.                                   2.16
Cliffs Natural Resources, Inc.                2.16
DIRECTV, Class A                              2.16
Franklin Resources, Inc.                      2.16
Dell, Inc.                                    2.15
Celgene Corp.                                 2.10
                                            -------
     Total                                   21.71%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          JULY 6, 2006 - JUNE 30, 2011

          First Trust Strategic Value Index Fund     S&P 500 Value Index     S&P 500(R) Index
07/06                     10000                             10000                 10000
12/06                     11074                             11294                 11235
06/07                     12444                             12126                 12016
12/07                     12210                             11519                 11852
06/08                     11253                              9671                 10440
12/08                      7665                              7002                  7467
06/09                      8640                              6903                  7703
12/09                     10686                              8484                  9443
06/10                      9880                              8034                  8815
12/10                     12185                              9765                 10866
06/11                     13144                             10276                 11520

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 11, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/11/06 - 12/31/06          63              1               0             0
01/01/07 - 12/31/07         121             15               4             0
01/01/08 - 12/31/08         115              3               2             0
01/01/09 - 12/31/09         139              3               0             0
01/01/10 - 12/31/10         152              0               0             0
01/01/11 - 06/30/11          59              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/11/06 - 12/31/06          57              0               0             0
01/01/07 - 12/31/07         100              8               2             1
01/01/08 - 12/31/08         126              7               0             0
01/01/09 - 12/31/09         107              3               0             0
01/01/10 - 12/31/10         100              0               0             0
01/01/11 - 06/30/11          66              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis in February and August. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 12/07/06.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (12/05/06)    Inception (12/05/06)
                                              06/30/11          06/30/11           to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            2.19%             24.29%               2.06%                    9.77%
Market Value                                   2.04%             24.29%               2.07%                    9.79%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index(TM)      2.52%             25.29%               2.92%                   14.06%
Russell 3000(R) Index                          6.35%             32.37%               1.13%                    5.29%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Consumer Discretionary sector led the Fund with a +1.5% contribution to total return. The Fund's holdings from the sector returned +6.6% and had an average weight of 20.1% in the Fund. Tempur-Pedic International, Inc. was the sector's best performer (+44.3% six-month return) and contributor (+0.2% contribution). The mattress company announced first quarter earnings for 2011 of $0.68/share versus expectations of $0.58/share, helped by a 28% year-over-year growth in revenues. The Health Care sector was the best-performing sector in the Fund with a six-month return of +9.1%. Aetna, Inc., a member of the sector, was the Fund's leading contributor with a +0.3% contribution. The company returned +19.6% while held in the Fund due to a large dividend increase ($0.04/share to $0.15/share) and an increase in its 2011 full-year profit forecast to a range of $4.20 to $4.30 per share from $3.70 to $3.80 per share. The Information Technology sector was a major drag on Fund performance with a contribution to total return of -1.0%. Research In Motion, Ltd. was the worst-performing company from the sector, returning -57.8% while it was held in the Fund and contributing -0.7% to the Fund's total return. In June the company announced that it expected quarterly revenue to drop for the first time in nine years as the company's BlackBerry continues to lose market share to Apple, Inc. and other phone providers using Google Inc.'s Android operating system.


--------
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       28.18%
Consumer Discretionary                       18.84
Financials                                   13.26
Health Care                                  11.35
Industrials                                  10.44
Energy                                        8.94
Materials                                     4.13
Consumer Staples                              4.10
Telecommunication Services                    0.76
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Aetna, Inc.                                   1.56%
Accenture PLC, Class A                        1.42
Marathon Oil Corp.                            1.40
TE Connectivity Ltd.                          1.40
C. R. Bard, Inc.                              1.39
Altera Corp.                                  1.38
Estee Lauder (The) Cos., Inc., Class A        1.38
Eli Lilly & Co.                               1.34
Northrop Grumman Corp.                        1.34
Gilead Sciences, Inc.                         1.33
                                            -------
     Total                                   13.94%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        DECEMBER 5, 2006 - JUNE 30, 2011

           First Trust Value Line(R) Equity     Value Line(R) Equity     Russell 3000(R)
                Allocation Index Fund           Allocation Index(TM)          Index
12/5/06                 10000                           10000                 10000
12/06                    9890                            9897                 10008
06/07                   10610                           10623                 10720
12/07                   10350                           10398                 10522
06/08                    9470                            9551                  9360
12/08                    6681                            6772                  6597
06/09                    7037                            7177                  6874
12/09                    8962                            9192                  8466
06/10                    8831                            9104                  7954
12/10                   10741                           11125                  9900
06/11                   10976                           11405                 10529

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 7, 2006 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/07/06 - 12/31/06           7              0               0             0
01/01/07 - 12/31/07          80              6               2             0
01/01/08 - 12/31/08         110              5               0             1
01/01/09 - 12/31/09         110              3               0             0
01/01/10 - 12/31/10         156              0               0             0
01/01/11 - 06/30/11          80              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/07/06 - 12/31/06           9              0               0             0
01/01/07 - 12/31/07         157              5               1             0
01/01/08 - 12/31/08         131              4               2             0
01/01/09 - 12/31/09         138              1               0             0
01/01/10 - 12/31/10          95              1               0             0
01/01/11 - 06/30/11          45              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (08/19/03)       Ended       (08/19/03)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           8.13%        29.24%      4.54%          7.56%         24.85%        77.39%
Market Value                                  8.19%        29.40%      6.59%          7.58%         37.62%        77.62%

INDEX PERFORMANCE
Value Line(R) Dividend Index(TM)              8.57%        30.33%       N/A            N/A           N/A            N/A
S&P 500(R) Index                              6.02%        30.69%      2.94%          5.66%         15.61%        54.23%
Dow Jones U.S. Select Dividend Index(SM)      8.39%        29.92%      1.21%           N/A           6.21%          N/A
---------------------------------------------------------------------------------------------------------------------------

  On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (06/30/11) were 9.67% and 10.34% at NAV and Market Value, respectively. That compares to an Index return of 13.53% for the same period. The average annual returns for the period from the reorganization date (12/15/06) through period end (06/30/11) were 2.05% and 2.19% at NAV and Market Value, respectively. That compares to an Index return of 2.86% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Amex) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

Every sector represented in the Fund made a positive contribution to the Fund's total return. Even the Fund's holdings in the Financials sector, which in general had a weak period, had a six-month return of +2.6%. The Energy sector was the best-performing sector in the Fund with a six-month return of +17.2%. Strong performance from the sector was concentrated in the first quarter of 2011 as oil prices increased +9.9%. The sector included the Fund's leading individual contributor and performer, Marathon Oil Corp. The company had a six-month return of +43.6% and contributed +0.3% to the Fund's total return after markets responded positively to the company's plan to spin-off its fuel-making business and become more of a pure-play exploration company. In total, the Energy sector contributed +0.9% to the Fund's total return. The Consumer Staples sector made the largest contribution to the Fund's total return. The Fund's holdings from the sector had a six-month return of +10.2% and contributed +1.9% to the Fund's total return. Lorillard, Inc. was the best performing (+36.4% six-month return) and contributing (+0.2% contribution) company from the sector. The tobacco company's stock jumped in March after it became unlikely that the FDA would pursue a ban on menthol cigarettes. The Utilities sector was the second best contributing sector in the Fund, with a +1.8% contribution to total return. It was the heaviest-weighted sector in the Fund, with an average weight of 20.4% and had a solid six-month return of +8.6% after market sentiment turned defensive in the second quarter of 2011.


--------
"Value Line(R)" and "Value Line(R) Dividend Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (Continued)

------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Utilities                                    23.29%
Consumer Staples                             18.55
Financials                                   14.58
Industrials                                  10.92
Health Care                                   9.44
Information Technology                        6.50
Energy                                        5.14
Consumer Discretionary                        5.11
Materials                                     3.29
Telecommunication Services                    3.18
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Accenture PLC, Class A                        0.69%
E.I. du Pont de Nemours & Co.                 0.67
Eaton Corp.                                   0.67
Sanofi-Aventis, ADR                           0.67
Snap-on, Inc.                                 0.67
Analog Devices, Inc.                          0.66
Emerson Electric Co.                          0.66
KKR & Co. L.P.                                0.66
Sonoco Products Co.                           0.66
Total S.A., ADR                               0.66
                                            -------
     Total                                    6.67%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 19, 2003 - JUNE 30, 2011

          First Trust Value Line(R) Dividend Index Fund      S&P 500(R) Index
08/03                         10000                                10000
12/03                         10612                                11166
06/04                         11244                                11551
12/04                         12605                                12381
06/05                         12987                                12281
12/05                         13435                                12989
06/06                         14208                                13341
12/06                         16137                                15041
06/07                         16571                                16088
12/07                         15586                                15867
06/08                         14067                                13977
12/08                         11818                                 9997
06/09                         11676                                10313
12/09                         14132                                12642
06/10                         13725                                11801
12/10                         16404                                14547
06/11                         17738                                15423

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 18, 2006 (commencement of trading as an exchange-traded fund) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/18/06 - 12/31/06           0              0               0             0
01/01/07 - 12/31/07          56              6               3             0
01/01/08 - 12/31/08         126              6               3             0
01/01/09 - 12/31/09         136              6               0             0
01/01/10 - 12/31/10         180              0               0             0
01/01/11 - 06/30/11          59              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/18/06 - 12/31/06           7              1               1             0
01/01/07 - 12/31/07         176              9               1             0
01/01/08 - 12/31/08         105             11               2             0
01/01/09 - 12/31/09         107              3               0             0
01/01/10 - 12/31/10          72              0               0             0
01/01/11 - 06/30/11          66              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/15/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (02/08/07)    Inception (02/08/07)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            12.06%             41.49%              4.17%                   19.62%
Market Value                                   12.01%             41.49%              4.17%                   19.62%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)            12.43%             42.41%              4.82%                   22.95%
Russell 1000(R) Index                           6.37%             31.93%              0.40%                    1.77%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Fund benefitted from being overweight in the Consumer Discretionary and Health Care sectors. The Consumer Discretionary sector made the largest contribution to total return (+4.9% contribution). The Fund's holdings in the sector had a six-month return of +14.5% and had an average Fund weight of 35.1%. Within the sector, the Internet and Catalog Retail industry led in performance (+23.5% six-month return) and contribution to total return (+1.1% contribution). Netflix, Inc. was the leading contributor from the Consumer Discretionary sector with a +1.5% contribution on a six-month return of +49.5%. The movie rental company reported net income of $60 million for the first quarter of 2011, an +88% increase from the first quarter of 2010. The Health Care sector was the second best contributing sector in the Fund with a +4.2% contribution to total return on a six-month return of +15.3%. The Biotechnology industry was responsible for much of the Health Care sector's performance. The Fund's holdings from the industry returned +23.7% and contributed +2.6% to the Fund's total return. Two of the Fund's three leading individual contributors, Biogen Idec, Inc. and Vertex Pharmaceuticals, Inc., were from the Biotech industry. Biogen Idec had a six-month return of +59.5% and contributed +0.9% to the Fund's total return, after announcing successful results for its multiple sclerosis pill, BG-12. Vertex Pharmaceuticals had a six-month return of +48.4% and contributed +0.7% to the Fund's total return. The company announced positive results for a cystic fibrosis drug and a hepatitis C drug.


--------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR (1)                                INVESTMENTS
Consumer Discretionary                       35.76%
Health Care                                  28.45
Information Technology                       15.13
Industrials                                  10.30
Consumer Staples                              5.24
Telecommunication Services                    3.36
Materials                                     1.76
                                            -------
     Total                                  100.00%
                                            =======

(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.


------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Vertex Pharmaceuticals, Inc.                  1.85%
Joy Global, Inc.                              1.83
Whole Foods Market, Inc.                      1.82
Biogen Idec, Inc.                             1.81
Bed Bath & Beyond, Inc.                       1.80
eBay, Inc.                                    1.79
Green Mountain Coffee Roasters, Inc.          1.78
Starbucks Corp.                               1.78
Mylan, Inc.                                   1.77
Wynn Resorts Ltd.                             1.77
                                            -------
     Total                                   18.00%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        FEBRUARY 8, 2007 - JUNE 30, 2011

                First Trust NASDAQ-100            NASDAQ-100 Ex-Tech     Russell 1000(R)
          Ex-Technology Sector Index(SM) Fund      Sector Index(SM)           Index
02/07                    10000                          10000                 10000
12/07                    10595                          10653                 10282
06/08                     9057                           9126                  9131
12/08                     6029                           6102                  6417
06/09                     7060                           7165                  6694
12/09                     8848                           9009                  8241
06/10                     8454                           8633                  7714
12/10                    10674                          10935                  9568
06/11                    11961                          12294                 10177

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/15/07 - 12/31/07         110              0               0             3
01/01/08 - 12/31/08         136              2               0             3
01/01/09 - 12/31/09         137              1               3             1
01/01/10 - 12/31/10         156              0               0             0
01/01/11 - 06/30/11          94              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/15/07 - 12/31/07         103              1               2             3
01/01/08 - 12/31/08         110              2               0             0
01/01/09 - 12/31/09         109              1               0             0
01/01/10 - 12/31/10          94              2               0             0
01/01/11 - 06/30/11          31              0               0             0

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/14/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                             6 Months Ended    1 Year Ended    Inception (02/08/07)    Inception (02/08/07)
                                                06/30/11         06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                              -6.94%           14.63%              -5.95%                 -23.60%
Market Value                                     -6.88%           14.62%              -5.93%                 -23.55%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index       -6.58%           15.47%              -5.28%                 -21.20%
Russell 2000(R) Index                             6.21%           37.41%               1.69%                   7.65%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

In general, the first half of 2011 was a tough period for clean energy stocks, especially the second quarter when markets turned defensive on sovereign debt fears. In more specific terms, the Fund's performance was heavily influenced by a few extreme movers, both positive and negative. Cree, Inc. was the Fund's worst individual contributor, with a -4.0% contribution to total return on a -49.0% six-month return. In January 2011, the company lowered expectations for first quarter 2011 earnings in part due to a decline in the China LED streetlight demand. The announcement caused Cree's stock to drop -14.5% in a single day. The stock's price fell another -12.5% in a single day in March when the company cut revenue forecasts again due to lower sales. American Superconductor Corp. had a six-month return of -68.4% and contributed -1.2% to the Fund's total return. On April 6, 2011, the company's stock fell -41.8% after its largest customer rejected a shipment and its stock was downgraded by analysts. On the positive side, National Semiconductor Corp. contributed +3.2% to the Fund's total return. The company's stock had a six-month return of +80.1% after Texas Instruments, Inc. agreed to buy National Semiconductor for $6.5 billion.


--------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       78.93%
Industrials                                  11.30
Consumer Discretionary                        4.54
Utilities                                     1.55
Materials                                     1.52
Energy                                        1.25
Health Care                                   0.91
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
First Solar, Inc.                             9.88%
Linear Technology Corp.                       8.86
ON Semiconductor Corp.                        7.23
Cree, Inc.                                    5.71
Tesla Motors, Inc.                            4.33
AVX Corp.                                     4.03
Hexcel Corp.                                  3.33
Fairchild Semiconductor International, Inc.   3.31
GT Solar International, Inc.                  3.17
Veeco Instruments, Inc.                       3.06
                                            -------
     Total                                   52.91%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        FEBRUARY 8, 2007 - JUNE 30, 2011

          First Trust NASDAQ(R)          NASDAQ(R)
           Clean Edge(R) Green      Clean Edge(R) Green      Russell 2000(R)
            Energy Index Fund          Energy Index               Index
02/07             10000                    10000                  10000
12/07             15430                    15522                   9489
06/08             12350                    12472                   8599
12/08              5595                     5675                   6283
06/09              6920                     7038                   6449
12/09              8045                     8213                   7990
06/10              6665                     6824                   7834
12/10              8210                     8434                  10136
06/11              7640                     7879                  10765

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 14, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/14/07 - 12/31/07         39               0               4             3
01/01/08 - 12/31/08         87               1               2             0
01/01/09 - 12/31/09         92               4               0             0
01/01/10 - 12/31/10         79               0               0             0
01/01/11 - 06/30/11         72               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/14/07 - 12/31/07         176              0               0             0
01/01/08 - 12/31/08         156              3               4             0
01/01/09 - 12/31/09         152              3               1             0
01/01/10 - 12/31/10         173              0               0             0
01/01/11 - 06/30/11          53              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/10/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (05/08/07)    Inception (05/08/07)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            10.00%             33.23%              -2.78%                 -11.02%
Market Value                                    9.99%             33.20%              -2.76%                 -10.96%

INDEX PERFORMANCE
S&P United States REIT Index*                  10.28%             34.03%               N/A                     N/A
FTSE EPRA/NAREIT North America Index           10.57%             35.30%              -2.09%                  -8.37%
Russell 3000(R) Index                           6.35%             32.37%              -0.46%                  -1.90%
---------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

REITs in general had solid performance during the six months covered by this report, partially due to strong retail sales numbers in the first quarter of 2011. Simon Property Group, Inc. was the Fund's largest individual contributor to total return, with a +1.6% contribution on a six-month return of +18.5%. The group, which is the largest U.S. shopping mall owner, reported a +75% increase in funds from operations in the first quarter of 2011 versus the first quarter of 2010. An increase in occupancy rates and rent per square foot contributed to the strong reported results. Boston Properties, Inc. was the Fund's best individual performer (+24.6% six-month return) and second best contributor (+0.9% contribution). In May, the company reported a better than expected funds from operations for the first quarter of 2011 and made plans to resume construction of an office tower in Manhattan, where occupancy and rent has been increasing. Equity Residential was the Fund's third-leading individual contributor with a +0.8% contribution to total return. The apartment landlord had a six-month return of +16.9%, partially due to a weak home-buying market, driving apartment vacancies to a three-year low of 6.2%.

Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO REIT CLASS ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
REIT CLASS                                INVESTMENTS
Retail                                       26.82%
Specialized                                  26.23
Residential                                  17.20
Office                                       16.65
Diversified                                   7.28
Industrial                                    5.82
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Simon Property Group, Inc.                    9.30%
Equity Residential                            4.82
Public Storage                                4.35
Boston Properties, Inc.                       4.22
Vornado Realty Trust                          4.17
ProLogis, Inc.                                4.15
HCP, Inc.                                     4.06
General Growth Properties, Inc.               3.21
Host Hotels & Resorts, Inc.                   3.17
AvalonBay Communities, Inc.                   3.06
                                            -------
     Total                                   44.51%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2011

          First Trust S&P REIT Index Fund    FTSE EPRA/NAREIT North America Index    Russell 3000(R) Index
05/07                 10000                                 10000                           10000
12/07                  8093                                  8206                            9811
06/08                  7739                                  7843                            8728
12/08                  4947                                  4872                            6151
06/09                  4319                                  4381                            6405
12/09                  6333                                  6442                            7889
06/10                  6679                                  6772                            7412
12/10                  8090                                  8287                            9225
06/11                  8899                                  9163                            9811

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%S
05/10/07 - 12/31/07          46             13               4              1
01/01/08 - 12/31/08          91             15               9             11
01/01/09 - 12/31/09         136             16               1              0
01/01/10 - 12/31/10         185              0               0              0
01/01/11 - 06/30/11          79              0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
05/10/07 - 12/31/07          85              9               5              0
01/01/08 - 12/31/08         109             12               4              2
01/01/09 - 12/31/09          84             14               1              0
01/01/10 - 12/31/10          67              0               0              0
01/01/11 - 06/30/11          46              0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (05/08/07)    Inception (05/08/07)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            4.68%              32.51%               4.31%                  19.10%
Market Value                                   4.49%              32.60%               4.30%                  19.05%

INDEX PERFORMANCE
ISE Water Index(TM)                            5.06%              33.54%               5.00%                  22.42%
Russell 3000(R) Index                          6.35%              32.37%              -0.46%                  -1.90%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40)



PERFORMANCE REVIEW

Ashland, Inc. was the best individual performer and contributor in the Fund. In May the company announced the purchase of International Specialty Products, Inc. The purchase was expected to add to earnings immediately and markets responded by sending Ashland's stock price up +12.0% in a single day. For the entire period covered by this report, Ashland's stock had a six-month return of +27.7% and contributed +0.8% to the Fund's total return. American Water Works Co., Inc. was the second best contributing company in the Fund, with a +0.7% contribution to total return and a six-month return of +18.3%. When reporting earnings for the first quarter of 2011, the company cited new higher rates in its regulated markets and higher revenues from military contracts as reasons for a +7.8% increase in revenue versus the same quarter in 2010. Nalco Holding Co. and Flow International Corp. were the worst-contributing companies in the Fund, with each making a -0.5% contribution to total return. Nalco Holding Co. had a six-month return of -12.7%. The company's stock fell over -12% in one day in February after the company announced earnings expectations that fell short of analysts' expectations. Flow International Corp. plummeted -16.3% after it announced earnings for the quarter ended 4/30/11. The company reported solid sales, but an increase in costs and slimmer margins caused earnings to fall short of expectations and spooked investors. For the first half of 2011, Flow International's stock returned -13.0%.


--------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Industrials                                  63.72%
Utilities                                    19.12
Materials                                    11.02
Health Care                                   4.25
Information Technology                        1.89
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Energy Recovery, Inc.                         4.90%
Lindsay Corp.                                 4.35
Watts Water Technologies, Inc., Class A       4.13
Pentair, Inc.                                 4.11
ITT Corp.                                     4.03
Nalco Holding Co.                             3.90
American Water Works Co., Inc.                3.88
Companhia de Saneamento Basico
     do Estado de Sao Paulo, ADR              3.88
Aqua America, Inc.                            3.87
Flow International Corp.                      3.74
                                            -------
     Total                                   40.79%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2011

          First Trust ISE Water Index Fund    ISE Water Index(TM)    Russell 3000(R) Index
05/07                   10000                        10000                   10000
12/07                   11212                        11260                    9811
06/08                   10992                        11056                    8728
12/08                    7915                         7987                    6151
06/09                    8168                         8276                    6405
12/09                    9522                         9681                    7889
06/10                    8989                         9168                    7412
12/10                   11378                        11653                    9225
06/11                   11910                        12243                    9811

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07          51              0               0             1
01/01/08 - 12/31/08         129              3               3             1
01/01/09 - 12/31/09         103              4               0             0
01/01/10 - 12/31/10         146              0               0             0
01/01/11 - 06/30/11         102              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         109              0               1             0
01/01/08 - 12/31/08         106              8               3             0
01/01/09 - 12/31/09         131             13               1             0
01/01/10 - 12/31/10         105              1               0             0
01/01/11 - 06/30/11          23              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (05/08/07)    Inception (05/08/07)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            10.21%             42.05%               2.35%                  10.11%
Market Value                                    9.93%             42.14%               2.35%                  10.12%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)               10.61%             43.74%               3.08%                  13.42%
Russell 3000(R) Index                           6.35%             32.37%              -0.46%                  -1.90%
S&P Composite 1500 Energy Index                11.49%             53.49%               5.13%                  23.03%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

The Fund, like the broader Energy sector, had solid performance for the first half of 2011, particularly in the first quarter. The Fund retained its strong performance even as oil and gas prices fell during the second quarter of 2011. Cabot Oil & Gas Corp. was the Fund's best individual contributor (+2.2% contribution) and performer (+75.4% six-month return). In March the company received many analyst upgrades after increasing its 2011 production growth guidance to +33% from +20%. SandRidge Energy, Inc. was the second best performer and contributor with a +45.6% six-month return and a +1.6% contribution to total return. In February the stock jumped when the company raised its production guidance and sold certain properties to pay down debt. Markets cheered the stock again in May when SandRidge announced it would raise $721 million in a royalty trust offering. Forest Oil Corp. was the worst contributor in the Fund with a contribution of -1.0% on a six-month return of -29.7%. A pair of disappointing earnings announcements, a production guidance reduction, and weather-related freeze-offs weighed on the stock during the first half of 2011.


--------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SUB-INDUSTRY ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SUB-INDUSTRY                              INVESTMENTS
Oil & Gas Exploration & Production           79.19%
Integrated Oil & Gas                         17.41
Gas Utilities                                 3.40
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Cabot Oil & Gas Corp.                         3.87%
McMoRan Exploration Co.                       3.84
Anadarko Petroleum Corp.                      3.56
ConocoPhillips                                3.55
Range Resources Corp.                         3.55
QEP Resources, Inc.                           3.54
Apache Corp.                                  3.53
Statoil ASA, ADR                              3.52
Cimarex Energy Co.                            3.49
Noble Energy, Inc.                            3.49
                                            -------
     Total                                   35.94%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2011

          First Trust ISE-Revere         ISE-REVERE          Russell 3000(R)    S&P Composite 1500
          Natural Gas Index Fund    Natural Gas Index(TM)         Index            Energy Index
05/07             10000                     10000                 10000               10000
12/07             11166                     11213                  9804               12170
06/08             15755                     15942                  8721               13578
12/08              5967                      6016                  6147                7810
06/09              6454                      6518                  6405                7740
12/09              8903                      9017                  7889                9092
06/10              7752                      7891                  7412                8016
12/10              9992                     10254                  9225               11036
06/11             11012                     11342                  9811               12304

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07          49              0               0             2
01/01/08 - 12/31/08         131              6               1             2
01/01/09 - 12/31/09         174              1               0             0
01/01/10 - 12/31/10         124              0               0             0
01/01/11 - 06/30/11          91              0               0             0

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         109              2               0             0
01/01/08 - 12/31/08         101              8               4             0
01/01/09 - 12/31/09          77              0               0             0
01/01/10 - 12/31/10         127              1               0             0
01/01/11 - 06/30/11          34              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FNI - FIRST TRUST ISE CHINDIA INDEX FUND

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (05/08/07)    Inception (05/08/07)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            1.64%              23.78%               6.63%                  30.47%
Market Value                                   1.32%              23.43%               6.56%                  30.15%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                          2.21%              25.06%               7.44%                  34.65%
Russell 3000(R) Index                          6.35%              32.37%              -0.46%                  -1.90%
MSCI Emerging Markets Index                    0.88%              27.80%               5.94%                  27.02%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)



PERFORMANCE REVIEW

Car manufacturer Tata Motors Ltd. caused the Industrials sector to be the worst-performing and contributing sector in the Fund. In total, the Fund's holdings in the sector had a six-month return of -18.3% and contributed -0.9% to the Fund's return. Tata Motors alone had a six-month return of -23.3% and contributed -0.9% the Fund's return. The company reported strong sales, but a decrease in operating margins and fears of slowing economic growth caused the stock to slide. Heavy exposure to the Financials (17.6% average weight) sector also tempered the Fund's returns during the first half of 2011. The Fund's holdings in the Financials sector had a six-month return of -3.1% and contributed -0.8% to the Fund's total return. China Life Insurance Co. was the main drag from the sector with a -14.0% six-month return and a -0.7% contribution. In April the company announced a -22% decline in first quarter profits as investment yields fell and claims rose. The Information Technology sector was the leading contributor to total return with a +1.9% contribution and a six-month return of +4.2%. Baidu, Inc. was the main reason the sector made a positive contribution to total return. The Chinese search engine company reached all-time highs in stock price after announcing a deal with Facebook, Inc. to set up a social networking site in China. Baidu was the Fund's leading individual contributor with a +2.7% contribution to total return on a six-month return of +45.2%.


--------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------


FNI - FIRST TRUST ISE CHINDIA INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Information Technology                       37.38%
Financials                                   14.92
Energy                                       12.07
Consumer Discretionary                       11.36
Telecommunication Services                    9.62
Industrials                                   6.07
Materials                                     4.59
Health Care                                   3.32
Utilities                                     0.67
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
Baidu, Inc., ADR                              7.63%
HDFC Bank Ltd., ADR                           7.14
ICICI Bank Ltd., ADR                          7.08
China Mobile Ltd., ADR                        6.96
Infosys Technologies Ltd., ADR                6.85
CNOOC Ltd., ADR                               6.61
SINA Corp.                                    4.41
Ctrip.com International Ltd., ADR             4.03
PetroChina Co., Ltd., ADR                     4.03
Sterlite Industries (India) Ltd., ADR         3.86
                                            -------
     Total                                   58.60%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2011

           First Trust ISE      ISE ChIndia    Russell 3000(R)    MSCI Emerging
          Chindia Index Fund     Index(TM)          Index         Markets Index
05/07           10000              10000            10000             10000
12/07           13873              13952             9804             12715
06/08            9985              10059             8721             11220
12/08            5968               6031             6147              5934
06/09            8329               8451             6405              8071
12/09           10836              11031             7889             10593
06/10           10540              10767             7412              9939
12/10           12836              13175             9225             12592
06/11           13047              13466             9811             12703

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
QUARTER ENDED           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07          82              2               0             2
01/01/08 - 12/31/08          87              8               2             0
01/01/09 - 12/31/09         131             15              10             1
01/01/10 - 12/31/10         151              2               0             0
01/01/11 - 06/30/11          32              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
QUARTER ENDED           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07          76              0               0             0
01/01/08 - 12/31/08         138             11               5             2
01/01/09 - 12/31/09          95              0               0             0
01/01/10 - 12/31/10          99              0               0             0
01/01/11 - 06/30/11          92              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year     5 Years       Inception      5 Years       Inception
                                              Ended        Ended       Ended       (06/12/03)       Ended        (06/12/03)
                                             06/30/11     06/30/11    06/30/11     to 06/30/11     06/30/11     to 06/30/11

FUND PERFORMANCE
NAV                                           5.67%        38.03%      -0.42%         4.27%         -2.06%        40.10%
Market Value                                  5.96%        38.42%       1.21%         4.31%          6.20%        40.49%

INDEX PERFORMANCE
Value Line(R) 100 Index(TM)                   6.44%        39.64%        N/A           N/A           N/A            N/A
Russell 3000(R) Index                         6.35%        32.37%       3.35%         6.37%         17.93%        64.39%
---------------------------------------------------------------------------------------------------------------------------


  On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (06/30/11) were -14.96% and -14.72% at NAV and Market Value, respectively. That compares to an Index return of -11.96% for that same period. The average annual returns for the period from the reorganization date (6/15/07) through period end (06/30/11) were -3.93% and -3.86% at NAV and Market Value, respectively. That compares to an Index return of -3.13% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Amex) closing market price of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 40.)

PERFORMANCE REVIEW

The Information Technology sector led all sectors in the Fund with a +1.8% contribution to total return. The sector's six-month return of +6.4% lagged most other sectors in the Fund, but the sector was the heaviest weighted in the Fund with an average weight of 29.8%. GT Advanced Technologies, Inc. was the sector's standout performer with a six-month return of +50.4% and a +0.5% contribution to total return. Strong orders for its solar power equipment during the first quarter of 2011 caused the company to raise its outlook for the quarter ended 6/30 and raise its backlog expectations for 2012. The Information Technology sector's return was pulled back by the Electronic Equipment & Instruments industry's six-month return of -7.1% and contribution to total return of -1.0%. The Industrials and Materials sectors were both strong performers and contributors. The Materials sector had a six-month return of +14.9% and a contribution to total return of +1.5%. The Industrials sector had a six-month return of +14.3% and a contribution of +1.4%. The Fund's leading individual performer and contributor, Sauer-Danfoss, Inc., was a part of the Industrials sector. In March the hydraulic system components company reported sales in the last quarter of 2010 had jumped +54% versus the fourth quarter of 2009, and raised expectations for the full year 2011. The Consumer Staples sector tempered the Fund's return with a -1.5% contribution to total return. Most of the sector's negative performance came from China-Biotics, Inc. In June the company's independent auditor resigned citing irregularities, potential illegal acts and failure to take remedial action. The CFO also resigned. While the stock was held in the Fund, it returned -94.2% and contributed -1.4% to the Fund's total return.


--------
"Value Line(R)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) 100 Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (Continued)


------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECTOR                                    INVESTMENTS
Consumer Discretionary                       27.64%
Information Technology                       22.33
Materials                                    15.37
Industrials                                  11.26
Health Care                                   5.76
Energy                                        4.07
Telecommunication Services                    3.96
Financials                                    3.87
Consumer Staples                              3.86
Utilities                                     1.88
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
GT Solar International, Inc.                  1.15%
American Vanguard Corp.                       1.11
NN, Inc.                                      1.10
Tenneco, Inc.                                 1.10
RPC, Inc.                                     1.09
Sauer-Danfoss, Inc.                           1.09
Federal-Mogul Corp.                           1.08
Genesco, Inc.                                 1.08
Park-Ohio Holdings Corp.                      1.08
Dana Holding Corp.                            1.07
                                            -------
     Total                                   10.95%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 12, 2003 - JUNE 30, 2011

         First Trust Value Line(R) 100      Russell 3000(R)
             Exchange-Traded Fund                Index
08/03                10000                       10000
12/03                11073                       11367
06/04                11427                       11775
12/04                12519                       12725
06/05                12649                       12724
12/05                14003                       13504
06/06                14305                       13940
12/06                14647                       15626
06/07                16357                       16737
12/07                17563                       16429
06/08                16063                       14614
12/08                 9081                       10300
06/09                 8728                       10732
12/09                10238                       13219
06/10                10150                       12419
12/10                13259                       15457
06/11                14011                       16439

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2007 (commencement of trading as an exchange-traded fund) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/18/07 - 12/31/07          39              9               4             0
01/01/08 - 12/31/08         115              4               4             0
01/01/09 - 12/31/09          67              5               0             0
01/01/10 - 12/31/10         149              0               0             0
01/01/11 - 06/30/11          88              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/18/07 - 12/31/07          74              9               2             0
01/01/08 - 12/31/08         122              4               4             0
01/01/09 - 12/31/09         176              4               0             0
01/01/10 - 12/31/10         103              0               0             0
01/01/11 - 06/30/11          36              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QABA - FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 07/01/09.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                           6 Months Ended      1 Year Ended    Inception (06/29/09)    Inception (06/29/09)
                                              06/30/11           06/30/11          to 06/30/11             to 06/30/11

FUND PERFORMANCE
NAV                                            -1.58%              9.46%              11.87%                  25.19%
Market Value                                   -1.78%              9.16%              11.87%                  25.19%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)     -1.23%             10.29%              12.62%                  26.88%
S&P Composite 1500 Financials Sector Index     -2.20%             14.27%              15.84%                  34.19%
Russell 3000(R) Index                           6.35%             32.37%              23.26%                  52.02%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)


PERFORMANCE REVIEW

In general, the Financials sector was weak during the first half of 2011, as sovereign debt problems both domestic and abroad caused fear in the financial system. FirstMerit Corp. was the Fund's worst individual contributor with a -0.3% contribution to total return. The bank's stock had a six-month return of -15.0% as analysts had near-term concerns over its net interest margins and potential for loan growth. Hampton Roads Bankshares, Inc. was the Fund's second worst contributing holding. While held in the Fund this reporting period, the company's stock fell -46.7% and contributed -0.3% to the Fund's total return. Hampton Roads was forced to do a 1 for 25 reverse stock split to meet the listing requirements of NASDAQ. The move helped the bank's stock for a little while, but worries about capital reserves caused a major price correction at the end of June 2011. Commerce Bancshares, Inc. was the Fund's best individual contributor to total return with a +0.3% contribution. The bank's stock climbed in April when it announced it beat earnings expectations on a combination of higher than expected net interest margins and lower than expected expenses. For the first half of 2011, Commerce Bancshares returned +9.4%.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

QABA - FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (Continued)


------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
INDUSTRY                                  INVESTMENTS
Commercial Banks                             77.38%
Thrifts & Mortgage Finance                   22.27
IT Services                                   0.35
                                            -------
     Total                                  100.00%
                                            =======

------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
------------------------------------------------------
                                        % OF LONG-TERM
SECURITY                                  INVESTMENTS
People's United Financial, Inc.               4.77%
Zions Bancorporation                          4.38
First Niagara Financial Group, Inc.           3.97
BOK Financial Corp.                           3.72
Commerce Bancshares, Inc.                     3.71
East West Bancorp, Inc.                       2.98
TFS Financial Corp.                           2.96
SVB Financial Group                           2.54
Associated Banc-Corp.                         2.39
Signature Bank                                2.34
                                            -------
     Total                                   33.76%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 29, 2009 - JUNE 30, 2011

           First Trust NASDAQ(R)       NASDAQ OMX(R)                            S&P Composite 1500
             ABA Community Bank      ABA Community Bank     Russell 3000(R)     Financials Sector
                 Index Fund               Index(SM)               Index                Index
06/09               10000                   10000                 10000                10000
12/09               11280                   11318                 12224                12112
06/10               11438                   11505                 11484                11744
12/10               12721                   12846                 14293                13722
06/11               12520                   12688                 15201                13420

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 1, 2009 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         60               3               1             0
01/01/10 - 12/31/10         151              1               0             0
01/01/11 - 06/30/11         78               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         62               2               0             0
01/01/10 - 12/31/10         98               1               0             1
01/01/11 - 06/30/11         47               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2011 (UNAUDITED)


As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust US IPO Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, or First Trust NASDAQ(R) ABA Community Bank Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2011.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2011      JUNE 30, 2011       PERIOD (a)          PERIOD (b)

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
Actual                                              $1,000.00            $1,033.60            0.60%               $3.03
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND
Actual                                              $1,000.00            $1,078.20            0.45%               $2.32
Hypothetical (5% return before expenses)            $1,000.00            $1,022.56            0.45%               $2.26

FIRST TRUST US IPO INDEX FUND
Actual                                              $1,000.00            $1,099.00            0.60%               $3.12
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
Actual                                              $1,000.00            $1,075.10            0.60%               $3.09
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                              $1,000.00            $1,007.70            0.60%               $2.99
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
Actual                                              $1,000.00            $1,122.10            0.60%               $3.16
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2011 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2011      JUNE 30, 2011       PERIOD (a)          PERIOD (b)

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
Actual                                              $1,000.00            $1,057.50             0.60%              $3.06
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82             0.60%              $3.01

FIRST TRUST STRATEGIC VALUE INDEX FUND
Actual                                              $1,000.00            $1,078.70             0.65%              $3.35
Hypothetical (5% return before expenses)            $1,000.00            $1,021.57             0.65%              $3.26

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
Actual                                              $1,000.00            $1,021.90             0.70%              $3.51
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32             0.70%              $3.51

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
Actual                                              $1,000.00            $1,081.30             0.70%              $3.61
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32             0.70%              $3.51

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                              $1,000.00            $1,120.60             0.60%              $3.15
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82             0.60%              $3.01

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
Actual                                              $1,000.00              $930.60             0.60%              $2.87
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82             0.60%              $3.01

FIRST TRUST S&P REIT INDEX FUND
Actual                                              $1,000.00            $1,100.00             0.50%              $2.60
Hypothetical (5% return before expenses)            $1,000.00            $1,022.32             0.50%              $2.51

FIRST TRUST ISE WATER INDEX FUND
Actual                                              $1,000.00            $1,046.80             0.60%              $3.04
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82             0.60%              $3.01

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
Actual                                              $1,000.00            $1,102.10            0.60%               $3.13
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST ISE CHINDIA INDEX FUND
Actual                                              $1,000.00            $1,016.40            0.60%               $3.00
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
Actual                                              $1,000.00            $1,056.70            0.70%               $3.57
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
Actual                                              $1,000.00              $984.20            0.60%               $2.95
Hypothetical (5% return before expenses)            $1,000.00            $1,021.82            0.60%               $3.01



(a)  These expense ratios reflect expense caps.
(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2011 through June 30, 2011), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 0.3%
   18,162  LMI Aerospace, Inc. (b)             $    443,698
                                               ------------
           AIR FREIGHT & LOGISTICS -- 0.2%
   14,377  Park-Ohio Holdings Corp. (b)             303,930
                                               ------------
           AUTO COMPONENTS -- 3.5%
   23,516  Dorman Products, Inc. (b)                930,763
   35,618  Drew Industries, Inc.                    880,477
   84,964  Modine Manufacturing Co. (b)           1,305,897
   38,179  Standard Motor Products, Inc.            581,466
   42,640  Superior Industries International,
              Inc.                                  942,770
                                               ------------
                                                  4,641,373
                                               ------------
           BEVERAGES -- 0.4%
    8,528  Coca-Cola Bottling Co.
              Consolidated                          577,004
                                               ------------
           BIOTECHNOLOGY -- 0.8%
   71,710  PROLOR Biotech, Inc. (b)                 354,247
  110,255  ZIOPHARM Oncology, Inc. (b)              674,761
                                               ------------
                                                  1,029,008
                                               ------------
           BUILDING PRODUCTS -- 1.4%
   37,710  AAON, Inc.                               823,586
   32,223  Insteel Industries, Inc.                 404,076
   25,628  Trex Co., Inc. (b)                       627,374
                                               ------------
                                                  1,855,036
                                               ------------
           CAPITAL MARKETS -- 0.7%
  117,351  BGC Partners, Inc., Class A              907,123
                                               ------------
           CHEMICALS -- 1.4%
   15,726  Hawkins, Inc.                            569,596
   23,225  Quaker Chemical Corp.                    998,907
   55,793  Spartech Corp. (b)                       339,779
                                               ------------
                                                  1,908,282
                                               ------------
           COMMERCIAL BANKS -- 14.5%
   20,862  Arrow Financial Corp.                    510,493
  139,689  Boston Private Financial Holdings,
              Inc.                                  919,154
   52,775  Cardinal Financial Corp.                 577,886
   73,299  Center Financial Corp. (b)               465,449
   28,997  City Holding Co.                         957,771
   67,550  CoBiz Financial, Inc.                    441,777
   25,064  Community Trust Bancorp, Inc.            694,774
   33,701  Eagle Bancorp, Inc. (b)                  448,223
   30,531  First Bancorp.                           312,637
  149,554  First Busey Corp.                        791,141
  177,184  First Commonwealth Financial
              Corp.                               1,017,036
   20,184  First Financial Corp.                    660,824
   47,521  First Merchants Corp.                    424,838
   13,392  First of Long Island (The) Corp.         373,503
   27,086  Lakeland Financial Corp.                 602,934
   24,670  Metro Bancorp, Inc. (b)                  281,731
   46,007  Renasant Corp.                           666,641


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL BANKS (Continued)
   22,641  S.Y. Bancorp, Inc.                  $    526,403
   44,517  Sandy Spring Bancorp, Inc.               800,861
   25,646  SCBT Financial Corp.                     735,527
   28,822  Simmons First National Corp.,
              Class A                               739,572
   35,616  Southwest Bancorp, Inc. (b)              348,681
   41,673  StellarOne Corp.                         504,660
   56,708  Sterling Bancorp                         538,159
   17,844  Suffolk Bancorp                          249,102
   15,194  Tompkins Financial Corp.                 596,213
   53,044  TowneBank                                709,729
   41,579  Union First Market Bankshares Corp.      506,432
   30,757  Univest Corp. of Pennsylvania            480,732
   48,776  Virginia Commerce Bancorp, Inc. (b)      288,266
   25,848  Washington Trust Bancorp, Inc.           593,729
   45,721  WesBanco, Inc.                           898,875
   32,552  West Coast Bancorp (b)                   545,572
                                               ------------
                                                 19,209,325
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES -- 1.4%
   18,516  Consolidated Graphics, Inc. (b)        1,017,454
   23,210  Schawk, Inc.                             384,358
   28,494  Standard Parking Corp. (b)               455,049
                                               ------------
                                                  1,856,861
                                               ------------
           COMMUNICATIONS EQUIPMENT -- 1.8%
   27,129  Anaren, Inc. (b)                         576,491
   62,643  Calix, Inc. (b)                        1,304,228
   79,482  Symmetricom, Inc. (b)                    463,380
                                               ------------
                                                  2,344,099
                                               ------------
           CONSTRUCTION & ENGINEERING -- 1.4%
  107,964  Great Lakes Dredge & Dock Corp.          602,439
   15,091  Michael Baker Corp. (b)                  318,722
   36,986  MYR Group, Inc. (b)                      865,472
                                               ------------
                                                  1,786,633
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              1.4%
  148,426  Stewart Enterprises, Inc., Class A     1,083,510
   39,832  Universal Technical Institute, Inc.      787,478
                                               ------------
                                                  1,870,988
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.1%
   82,986  Alaska Communications Systems
              Group, Inc.                           736,086
   56,096  Cbeyond, Inc. (b)                        742,150
                                               ------------
                                                  1,478,236
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.1%
   63,072  CTS Corp.                                609,906
   24,726  DDi Corp.                                235,886


                       See Notes to Financial Statements                 Page 43

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS (Continued)
   43,977  Electro Scientific Industries,
              Inc. (b)                         $    848,756
   68,209  KEMET Corp. (b)                          974,707
   67,619  Methode Electronics, Inc.                785,057
   75,146  Pulse Electronics Corp.                  332,145
   35,969  RadiSys Corp. (b)                        262,214
                                               ------------
                                                  4,048,671
                                               ------------
           ENERGY EQUIPMENT & SERVICES -- 1.9%
   45,499  Basic Energy Services, Inc. (b)        1,431,854
   22,823  Gulf Island Fabrication, Inc.            736,726
   49,104  North American Energy Partners,
              Inc. (b)                              376,137
                                               ------------
                                                  2,544,717
                                               ------------
           FOOD PRODUCTS -- 1.0%
   23,456  Calavo Growers, Inc.                     493,984
  120,412  SunOpta, Inc. (b)                        856,129
                                               ------------
                                                  1,350,113
                                               ------------
           GAS UTILITIES -- 0.5%
   17,377  Chesapeake Utilities Corp.               695,601
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.8%
  110,780  Accuray, Inc. (b)                        887,348
  101,524  Alphatec Holdings, Inc. (b)              353,304
   45,639  AngioDynamics, Inc. (b)                  649,443
   15,663  Kensey Nash Corp. (b)                    395,177
   29,947  Medical Action Industries, Inc. (b)      244,068
   74,795  Merit Medical Systems, Inc. (b)        1,344,066
   52,090  Natus Medical, Inc. (b)                  789,163
   64,133  STAAR Surgical Co. (b)                   339,905
                                               ------------
                                                  5,002,474
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 2.9%
   28,897  American Dental Partners, Inc. (b)       374,505
   36,690  Assisted Living Concepts, Inc.,
              Class A                               615,658
   12,459  CorVel Corp. (b)                         584,327
   22,809  Ensign Group (The), Inc.                 693,166
   20,076  National Healthcare Corp.                995,167
   21,339  U.S. Physical Therapy, Inc.              527,714
                                               ------------
                                                  3,790,537
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              2.3%
   46,957  AFC Enterprises, Inc. (b)                772,443
   35,146  Ambassadors Group, Inc.                  310,339
   42,832  Isle of Capri Casinos, Inc. (b)          379,063
   38,206  Marcus (The) Corp.                       377,475
   55,511  Ruth's Hospitality Group, Inc. (b)       311,417
   98,551  Shuffle Master, Inc. (b)                 921,945
                                               ------------
                                                  3,072,682
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HOUSEHOLD DURABLES -- 2.0%
   10,130  Blyth, Inc.                         $    510,045
   49,810  Ethan Allen Interiors, Inc.            1,060,455
   71,304  Furniture Brands International,
              Inc. (b)                              295,199
   36,156  Libbey, Inc. (b)                         586,450
   17,149  Lifetime Brands, Inc.                    201,329
                                               ------------
                                                  2,653,478
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 0.5%
   23,288  Standex International Corp.              714,243
                                               ------------
           INSURANCE -- 1.3%
   80,232  National Financial Partners
              Corp. (b)                             925,877
   39,557  Presidential Life Corp.                  412,975
   33,045  Stewart Information Services Corp.       331,442
                                               ------------
                                                  1,670,294
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              1.6%
   95,197  Internap Network Services Corp. (b)      699,698
   50,873  QuinStreet, Inc. (b)                     660,332
   11,783  Travelzoo, Inc. (b)                      761,653
                                               ------------
                                                  2,121,683
                                               ------------
           IT SERVICES -- 0.6%
   13,588  NCI, Inc., Class A (b)                   308,719
   27,311  Virtusa Corp. (b)                        517,544
                                               ------------
                                                    826,263
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.7%
   49,987  JAKKS Pacific, Inc. (b)                  920,261
                                               ------------
           MACHINERY -- 6.7%
   16,590  Alamo Group, Inc.                        393,183
   48,988  Altra Holdings, Inc. (b)               1,175,222
   46,664  Commercial Vehicle Group, Inc. (b)       662,162
   42,836  Greenbrier (The) Cos., Inc. (b)          846,439
   52,621  John Bean Technologies Corp.           1,016,638
   22,829  Kadant, Inc. (b)                         719,342
   18,926  L.B. Foster Co., Class A                 622,855
   22,921  Lindsay Corp.                          1,576,965
   18,656  Miller Industries, Inc.                  348,681
   24,623  Tecumseh Products Co., Class A (b)       251,154
   48,736  TriMas Corp. (b)                       1,206,216
                                               ------------
                                                  8,818,857
                                               ------------
           MEDIA -- 1.0%
   58,644  E.W. Scripps (The) Co., Class A (b)      567,088
    8,018  Global Sources Ltd. (b)                   73,685
   71,711  Journal Communications, Inc.,
              Class A (b)                           370,746
   57,712  LIN TV Corp., Class A (b)                281,057
                                               ------------
                                                  1,292,576
                                               ------------
           METALS & MINING -- 2.7%
  120,583  General Moly, Inc. (b)                   537,800
   22,312  Haynes International, Inc.             1,381,782


Page 44                See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           METALS & MINING (Continued)
   40,517  Noranda Aluminum Holding
              Corp. (b)                        $    613,427
   17,516  Olympic Steel, Inc.                      482,216
   13,052  Universal Stainless & Alloy
              Products,  Inc. (b)                   610,312
                                               ------------
                                                  3,625,537
                                               ------------
           MULTILINE RETAIL -- 0.9%
   23,224  Bon-Ton Stores (The), Inc.               225,737
   67,455  Fred's, Inc., Class A                    973,376
                                               ------------
                                                  1,199,113
                                               ------------
           OIL, GAS & CONSUMABLE FUELS --
              2.3%
  131,211  Cheniere Energy, Inc. (b)              1,201,893
   85,399  Crosstex Energy, Inc.                  1,016,248
  109,108  PetroQuest Energy, Inc. (b)              765,938
   99,604  RAM Energy Resources, Inc. (b)           124,505
                                               ------------
                                                  3,108,584
                                               ------------
           PAPER & FOREST PRODUCTS -- 1.9%
   73,859  Buckeye Technologies, Inc.             1,992,716
   26,805  Neenah Paper, Inc.                       570,410
                                               ------------
                                                  2,563,126
                                               ------------
           PERSONAL PRODUCTS -- 2.2%
   50,056  Elizabeth Arden, Inc. (b)              1,453,126
   91,961  Prestige Brands Holdings, Inc. (b)     1,180,779
   24,206  Schiff Nutrition International, Inc.     270,865
                                               ------------
                                                  2,904,770
                                               ------------
           PHARMACEUTICALS -- 0.2%
   33,967  Obagi Medical Products, Inc. (b)         320,309
                                               ------------
           PROFESSIONAL SERVICES -- 1.6%
   72,242  CBIZ, Inc. (b)                           531,701
   51,680  Dolan (The) Co. (b)                      437,730
   25,490  Exponent, Inc. (b)                     1,109,070
                                               ------------
                                                  2,078,501
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS --
              7.8%
   76,005  Associated Estates Realty Corp.        1,235,081
  124,760  CapLease, Inc.                           612,572
   56,277  Colony Financial, Inc.                 1,016,925
  132,604  Education Realty Trust, Inc.           1,136,416
  146,575  First Industrial Realty Trust,
              Inc. (b)                            1,678,284
  169,614  iStar Financial, Inc. (b)              1,375,569
   77,817  MPG Office Trust, Inc. (b)               222,557
  181,721  RAIT Financial Trust                     381,614
  130,851  Resource Capital Corp.                   826,978
  256,457  Strategic Hotels & Resorts, Inc. (b)   1,815,716
                                               ------------
                                                 10,301,712
                                               ------------
           ROAD & RAIL -- 0.8%
   28,048  Marten Transport Ltd.                    605,837
   29,152  Saia, Inc. (b)                           494,126
                                               ------------
                                                  1,099,963
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.5%
   57,645  ATMI, Inc. (b)                      $  1,177,687
   58,743  AXT, Inc. (b)                            498,141
   42,527  DSP Group, Inc. (b)                      369,985
   68,365  Exar Corp. (b)                           432,750
   33,846  GSI Technology, Inc. (b)                 243,691
   45,652  IXYS Corp. (b)                           683,867
   89,934  LTX-Credence Corp. (b)                   804,010
   58,667  Mindspeed Technologies, Inc. (b)         469,336
   45,837  Pericom Semiconductor Corp. (b)          409,783
   97,715  Photronics, Inc. (b)                     827,646
  146,052  Silicon Image, Inc. (b)                  943,496
   41,802  Ultra Clean Holdings, Inc. (b)           379,562
                                               ------------
                                                  7,239,954
                                               ------------
           SOFTWARE -- 2.1%
   26,227  Interactive Intelligence, Inc. (b)       919,257
  110,568  Magma Design Automation, Inc. (b)        883,438
   44,146  Monotype Imaging Holdings, Inc. (b)      623,783
   22,588  Rosetta Stone, Inc. (b)                  364,570
                                               ------------
                                                  2,791,048
                                               ------------
           SPECIALTY RETAIL -- 4.5%
   60,160  Asbury Automotive Group, Inc. (b)      1,114,765
   35,000  Big 5 Sporting Goods Corp.               275,100
   77,352  Casual Male Retail Group, Inc. (b)       321,011
   27,295  Citi Trends, Inc. (b)                    411,609
   40,488  Lithia Motors, Inc., Class A             794,779
  102,125  Select Comfort Corp. (b)               1,836,207
   16,884  Shoe Carnival, Inc. (b)                  509,053
   49,883  Stein Mart, Inc.                         480,872
   27,238  West Marine, Inc. (b)                    282,458
                                               ------------
                                                  6,025,854
                                               ------------
           TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
   26,377  Oxford Industries, Inc.                  890,488
   23,730  Perry Ellis International, Inc. (b)      599,182
   36,851  Unifi, Inc. (b)                          508,544
                                               ------------
                                                  1,998,214
                                               ------------
           THRIFTS & MORTGAGE FINANCE -- 2.8%
   30,865  Berkshire Hills Bancorp, Inc.            691,067
   57,459  Dime Community Bancshares, Inc.          835,454
   57,188  Flushing Financial Corp.                 743,444
   28,121  OceanFirst Financial Corp.               364,167
  141,236  TrustCo Bank Corp. NY                    692,057
   28,855  ViewPoint Financial Group                398,199
                                               ------------
                                                  3,724,388
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.6%
   48,907  Aceto Corp.                              328,166
   17,226  DXP Enterprises, Inc. (b)                436,679
   30,292  Houston Wire & Cable Co.                 471,040
   30,874  Titan Machinery, Inc. (b)                888,554
                                               ------------
                                                  2,124,439
                                               ------------
                       See Notes to Financial Statements                 Page 45

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           WATER UTILITIES -- 0.8%
   28,498  Middlesex Water Co.                 $    529,493
   24,101  SJW Corp.                                584,208
                                               ------------

                                                  1,113,701
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
   43,240  Shenandoah Telecommunications
              Co.                                   735,945
                                               ------------

           TOTAL INVESTMENTS -- 100.0%          132,689,204
            (Cost $118,893,499) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (8,914)
                                               ------------
           NET ASSETS -- 100.0%                $132,680,290
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,670,083 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,874,378.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $132,689,204     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 46                See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 2.4%
   28,758  Lockheed Martin Corp.               $  2,328,535
   35,077  Raytheon Co.                           1,748,589
                                               ------------
                                                  4,077,124
                                               ------------
           CAPITAL MARKETS -- 0.2%
   11,054  Federated Investors, Inc., Class B       263,527
                                               ------------
           CHEMICALS -- 0.3%
    7,103  Olin Corp.                               160,954
   13,402  RPM International, Inc.                  308,514
                                               ------------
                                                    469,468
                                               ------------
           COMMERCIAL BANKS -- 0.8%
    5,156  Bank of Hawaii Corp.                     239,857
    4,099  Community Bank System, Inc.              101,614
   10,248  CVB Financial Corp.                       94,794
    7,659  Glacier Bancorp, Inc.                    103,243
    2,160  Park National Corp.                      142,258
    6,251  Trustmark Corp.                          146,336
    6,105  United Bankshares, Inc.                  149,451
   24,246  Valley National Bancorp                  329,988
                                               ------------
                                                  1,307,541
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.8%
    4,022  HNI Corp.                                101,033
   33,308  Pitney Bowes, Inc.                       765,751
   29,636  R.R. Donnelley & Sons Co.                581,162
   42,076  Waste Management, Inc.                 1,568,172
                                               ------------
                                                  3,016,118
                                               ------------
           COMPUTERS & PERIPHERALS -- 0.1%
    6,793  Diebold, Inc.                            210,651
                                               ------------
           CONTAINERS & PACKAGING -- 0.2%
    9,319  Sonoco Products Co.                      331,197
                                               ------------
           DISTRIBUTORS -- 0.5%
   15,275  Genuine Parts Co.                        830,960
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              0.4%
   31,834  H&R Block, Inc.                          510,617
    1,101  Strayer Education, Inc.                  139,156
                                               ------------
                                                    649,773
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 19.2%
  547,498  AT&T, Inc.                            17,196,912
  425,110  Verizon Communications, Inc.          15,826,845
                                               ------------
                                                 33,023,757
                                               ------------
           ELECTRIC UTILITIES -- 15.1%
    3,721  ALLETE, Inc.                             152,710
   64,500  American Electric Power Co., Inc.      2,430,360
   14,207  DPL, Inc.                                428,483
   26,869  Edison International                   1,041,174
   23,478  Entergy Corp.                          1,603,078

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           ELECTRIC UTILITIES (Continued)
   90,527  Exelon Corp.                        $  3,878,177
   57,587  FirstEnergy Corp.                      2,542,466
   13,546  Hawaiian Electric Industries, Inc.       325,917
    2,369  MGE Energy, Inc.                          96,015
   45,469  NextEra Energy, Inc.                   2,612,649
   34,732  Pepco Holdings, Inc.                     681,789
   14,348  Pinnacle West Capital Corp.              639,634
   79,149  PPL Corp.                              2,202,717
   42,032  Progress Energy, Inc.                  2,017,956
  109,671  Southern Co.                           4,428,515
    7,478  UIL Holdings Corp.                       241,913
    4,622  Unisource Energy Corp.                   172,539
   15,182  Westar Energy, Inc.                      408,547
                                               ------------
                                                 25,904,639
                                               ------------
           FOOD PRODUCTS -- 5.0%
   18,551  Campbell Soup Co.                        640,937
   42,304  ConAgra Foods, Inc.                    1,091,866
   29,276  H. J. Heinz Co.                        1,559,826
  150,461  Kraft Foods, Inc., Class A             5,300,741
                                               ------------
                                                  8,593,370
                                               ------------
           GAS UTILITIES -- 1.1%
    9,780  AGL Resources, Inc.                      398,144
   10,627  Atmos Energy Corp.                       353,348
    2,564  Laclede Group (The), Inc.                 96,996
    4,259  Nicor, Inc.                              233,138
    2,870  Northwest Natural Gas Co.                129,523
    7,726  Piedmont Natural Gas Co., Inc.           233,789
   16,852  Questar Corp.                            298,449
    5,638  WGL Holdings, Inc.                       217,006
                                               ------------
                                                  1,960,393
                                               ------------
           HOUSEHOLD DURABLES -- 0.3%
   17,914  Leggett & Platt, Inc.                    436,743
                                               ------------
           HOUSEHOLD PRODUCTS -- 1.8%
   46,016  Kimberly-Clark Corp.                   3,062,825
                                               ------------
           INSURANCE -- 0.4%
    1,572  American National Insurance Co.          121,830
   14,083  Arthur J. Gallagher & Co.                401,929
    1,546  Harleysville Group, Inc.                  48,189
    4,433  Mercury General Corp.                    175,059
                                               ------------
                                                    747,007
                                               ------------
           IT SERVICES -- 0.6%
   36,488  Paychex, Inc.                          1,120,911
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.5%
   34,044  Mattel, Inc.                             935,870
                                               ------------
           METALS & MINING -- 0.7%
   27,849  Nucor Corp.                            1,147,936
                                               ------------
           MULTI-UTILITIES -- 10.7%
   12,887  Alliant Energy Corp.                     523,985
    6,982  Avista Corp.                             179,368
    5,196  Black Hills Corp.                        156,348


                       See Notes to Financial Statements                 Page 47

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           MULTI-UTILITIES (Continued)
   45,419  CenterPoint Energy, Inc.            $    878,858
   36,649  Consolidated Edison, Inc.              1,951,193
   65,802  Dominion Resources, Inc.               3,176,263
   20,786  DTE Energy Co.                         1,039,716
   11,554  Integrys Energy Group, Inc.              598,959
   35,871  NiSource, Inc.                           726,388
    4,435  NorthWestern Corp.                       146,843
   10,875  NSTAR                                    500,032
   47,173  PG&E Corp.                             1,982,681
   59,958  Public Service Enterprise Group,
              Inc.                                1,957,029
   15,724  SCANA Corp.                              619,054
   22,217  Sempra Energy                          1,174,835
   25,534  TECO Energy, Inc.                        482,337
   11,220  Vectren Corp.                            312,589
   21,558  Wisconsin Energy Corp.                   675,843
   55,357  Xcel Energy, Inc.                      1,345,175
                                               ------------
                                                 18,427,496
                                               ------------
           OIL, GAS & CONSUMABLE FUELS --
              5.8%
  132,560  ConocoPhillips                         9,967,186
                                               ------------
           PAPER & FOREST PRODUCTS -- 0.7%
   41,769  International Paper Co.                1,245,552
                                               ------------
           PHARMACEUTICALS -- 28.0%
  158,048  Abbott Laboratories                    8,316,486
  224,720  Bristol-Myers Squibb Co.               6,507,891
  140,402  Eli Lilly & Co.                        5,269,287
  229,386  Johnson & Johnson                     15,258,757
  359,698  Merck & Co., Inc.                     12,693,742
                                               ------------
                                                 48,046,163
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.5%
   12,478  Intersil Corp., Class A                  160,342
   19,599  Microchip Technology, Inc.               742,998
                                               ------------
                                                    903,340
                                               ------------
           SPECIALTY RETAIL -- 0.1%
   18,444  American Eagle Outfitters, Inc.          235,161
                                               ------------
           THRIFTS & MORTGAGE FINANCE -- 1.4%
   39,461  First Niagara Financial Group, Inc.      520,885
   76,348  New York Community Bancorp, Inc.       1,144,457
    4,411  Northwest Bancshares, Inc.                55,490
   48,207  People's United Financial, Inc.          647,902
    5,625  Provident Financial Services, Inc.        80,550
                                               ------------
                                                  2,449,284
                                               ------------
           TOBACCO -- 1.2%
   51,283  Reynolds American, Inc.                1,900,035
    3,277  Universal Corp.                          123,445
                                               ------------
                                                  2,023,480
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.1%
    2,406  Watsco, Inc.                        $    163,584
                                               ------------
           TOTAL INVESTMENTS -- 99.9%           171,551,056
             (Cost $159,750,787) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                   120,946
                                               ------------
           NET ASSETS -- 100.0%                $171,672,002
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,160,438 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $360,169.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $171,551,056     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 48                See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 0.2%
    1,624  DigitalGlobe, Inc. (b)              $     41,266
                                               ------------
           AUTOMOBILES -- 8.6%
   54,854  General Motors Co. (b)                 1,665,367
    3,614  Tesla Motors, Inc. (b)                   105,276
                                               ------------
                                                  1,770,643
                                               ------------
           BEVERAGES -- 1.6%
    7,780  Dr. Pepper Snapple Group, Inc.           326,215
                                               ------------
           BIOTECHNOLOGY -- 1.0%
    3,518  Ironwood Pharmaceuticals, Inc.,
              Class A (b)                            55,303
    1,307  Pharmasset, Inc. (b)                     146,645
                                               ------------
                                                    201,948
                                               ------------
           CAPITAL MARKETS -- 1.9%
    4,278  Apollo Global Management LLC,
              Class A                                73,582
    3,826  LPL Investment Holdings, Inc. (b)        130,887
   13,055  Och-Ziff Capital Management
              Group LLC, Class A (c)                181,073
                                               ------------
                                                    385,542
                                               ------------
           CHEMICALS -- 0.2%
    1,121  Kraton Performance Polymers,
              Inc. (b)                               43,910
                                               ------------
           COMMERCIAL BANKS -- 0.7%
    4,507  First Republic Bank (b)                  145,486
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 0.4%
    4,776  KAR Auction Services, Inc. (b)            90,314
                                               ------------
           COMMUNICATIONS EQUIPMENT -- 1.6%
    3,649  Aruba Networks, Inc. (b)                 107,828
   10,367  Motorola Mobility Holdings,
              Inc. (b)                              228,489
                                               ------------
                                                    336,317
                                               ------------
           CONSTRUCTION & ENGINEERING -- 0.5%
    4,189  Aecom Technology Corp. (b)               114,527
                                               ------------
           CONSUMER FINANCE -- 2.7%
   19,171  Discover Financial Services              512,824
    1,477  Green Dot Corp., Class A (b)              50,189
                                               ------------
                                                    563,013
                                               ------------
           CONTAINERS & PACKAGING -- 0.3%
    2,309  Graham Packaging Co., Inc. (b)            58,233
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              0.8%
    1,858  Bridgepoint Education, Inc. (b)           46,450
    4,663  Education Management Corp. (b)           111,632
                                               ------------
                                                    158,082
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED FINANCIAL SERVICES --
              1.1%
    3,166  CBOE Holdings, Inc.                 $     77,884
    4,222  MSCI, Inc., Class A (b)                  159,085
                                               ------------
                                                    236,969
                                               ------------
           ELECTRICAL EQUIPMENT -- 1.9%
    2,375  Generac Holdings, Inc. (b)                46,075
    1,616  Polypore International, Inc. (b)         109,629
    6,129  Sensata Technologies Holding
              N.V. (b)                              230,757
                                               ------------
                                                    386,461
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.0%
    2,980  Aeroflex Holding Corp. (b)                54,087
   15,455  TE Connectivity Ltd.                     568,126
                                               ------------
                                                    622,213
                                               ------------
           FOOD & STAPLES RETAILING -- 0.3%
    1,687  Fresh Market (The), Inc. (b)              65,253
                                               ------------
           FOOD PRODUCTS -- 2.6%
    3,113  Dole Food Co., Inc. (b)                   42,088
    7,182  Mead Johnson Nutrition Co.               485,144
                                               ------------
                                                    527,232
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 4.8%
   17,423  Covidien PLC                             927,426
    2,100  Masimo Corp.                              62,328
                                               ------------
                                                    989,754
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.8%
    3,380  Accretive Health, Inc. (b)                97,310
   18,122  HCA Holdings, Inc. (b)                   598,026
    5,422  Select Medical Holdings Corp. (b)         48,093
    2,280  Team Health Holdings, Inc. (b)            51,323
                                               ------------
                                                    794,752
                                               ------------
           HEALTH CARE TECHNOLOGY -- 0.3%
    4,070  Emdeon, Inc., Class A (b)                 53,398
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              1.2%
    6,114  Hyatt Hotels Corp., Class A (b)          249,574
                                               ------------
           INSURANCE -- 1.1%
    2,587  Primerica, Inc.                           56,837
    4,166  Symetra Financial Corp.                   55,949
    3,454  Validus Holdings Ltd.                    106,901
                                               ------------
                                                    219,687
                                               ------------
           INTERNET & CATALOG RETAIL -- 0.3%
    2,057  HSN, Inc. (b)                             67,717
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              2.0%
    1,581  Ancestry.com, Inc. (b)                    65,438
    3,758  AOL, Inc. (b)                             74,634


                       See Notes to Financial Statements                 Page 49

FIRST TRUST US IPO INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           INTERNET SOFTWARE & SERVICES
              (Continued)
    2,924  Demand Media, Inc. (b)              $     39,620
    1,897  Intralinks Holdings, Inc. (b)             32,780
    4,544  Rackspace Hosting, Inc. (b)              194,210
                                               ------------
                                                    406,682
                                               ------------
           IT SERVICES -- 14.1%
    4,928  Booz Allen Hamilton Holding
              Corp., Class A (b)                     94,174
    4,336  Broadridge Financial Solutions, Inc.     104,367
    2,815  FleetCor Technologies, Inc. (b)           83,437
    7,772  Genpact Ltd. (b)                         133,989
    2,373  ServiceSource International, Inc. (b)     52,728
    5,933  Teradata Corp. (b)                       357,167
   24,756  Visa, Inc., Class A                    2,085,941
                                               ------------
                                                  2,911,803
                                               ------------
           MEDIA -- 1.8%
    4,012  Cinemark Holdings, Inc.                   83,089
    5,908  Scripps Networks Interactive,
              Class A                               288,783
                                               ------------
                                                    371,872
                                               ------------
           METALS & MINING -- 0.9%
    2,949  Molycorp, Inc. (b)                       180,066
                                               ------------
           MULTILINE RETAIL -- 2.0%
   12,003  Dollar General Corp. (b)                 406,782
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 11.7%
    1,566  Amyris, Inc. (b)                          43,989
    2,142  Cloud Peak Energy, Inc. (b)               45,625
   13,612  Cobalt International Energy, Inc. (b)    185,531
    3,633  Concho Resources, Inc. (b)               333,691
    6,345  Continental Resources, Inc. (b)          411,854
    3,085  CVR Energy, Inc. (b)                      75,953
   24,848  Kinder Morgan, Inc.                      713,883
   13,150  Kosmos Energy Ltd. (b)                   223,287
    3,248  Oasis Petroleum, Inc. (b)                 96,401
    3,208  Patriot Coal Corp. (b)                    71,410
   14,410  SandRidge Energy, Inc. (b)               153,611
    1,488  Targa Resources Corp.                     49,788
                                               ------------
                                                  2,405,023
                                               ------------
           PROFESSIONAL SERVICES -- 2.9%
   12,588  Nielsen Holdings NV (b)                  392,242
    5,881  Verisk Analytics, Inc., Class A (b)      203,600
                                               ------------
                                                    595,842
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS --
              0.4%
    2,902  Cypress Sharpridge Investments, Inc.      37,175
    2,143  DuPont Fabros Technology, Inc.            54,003
                                               ------------
                                                     91,178
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           ROAD & RAIL -- 0.3%
    4,902  Swift Transportation Co. (b)        $     66,422
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.6%
    1,702  Cavium, Inc. (b)                          74,190
    8,430  Freescale Semiconductor
              Holdings I Ltd. (b)                   155,028
    4,425  GT Solar International, Inc. (b)          71,685
    8,813  NXP Semiconductor NV (b)                 235,571
                                               ------------
                                                    536,474
                                               ------------
           SOFTWARE -- 4.0%
      938  BroadSoft, Inc. (b)                       35,766
    5,288  Fortinet, Inc. (b)                       144,309
    2,322  NetSuite, Inc. (b)                        91,022
    2,834  QLIK Technologies, Inc. (b)               96,526
    1,904  RealD, Inc. (b)                           44,535
    2,444  RealPage, Inc. (b)                        64,693
    2,554  Solarwinds, Inc. (b)                      66,762
    2,483  Solera Holdings, Inc.                    146,894
    2,661  SS&C Technologies Holdings,
              Inc. (b)                               52,874
    2,777  SuccessFactors, Inc. (b)                  81,644
                                               ------------
                                                    825,025
                                               ------------
           SPECIALTY RETAIL -- 0.9%
    3,117  Express, Inc.                             67,951
    3,639  GNC Acquisition Holdings, Inc.,
              Class A (b)                            79,367
    1,015  Vitamin Shoppe, Inc. (b)                  46,446
                                               ------------
                                                    193,764
                                               ------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.3%
    1,424  Vera Bradley, Inc. (b)                    54,397
                                               ------------
           THRIFTS & MORTGAGE FINANCE --
              0.4%
    3,417  BankUnited, Inc.                          90,687
                                               ------------
           TOBACCO -- 12.1%
    5,051  Lorillard, Inc.                          549,902
   29,006  Philip Morris International, Inc.      1,936,731
                                               ------------
                                                  2,486,633
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.7%
    3,458  Air Lease Corp. (b)                       83,995
    1,717  Textainer Group Holdings Ltd.             52,780
                                               ------------
                                                    136,775
                                               ------------
           WATER UTILITIES -- 0.9%
    6,163  American Water Works Co., Inc.           181,500
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
   12,609  MetroPCS Communications,
              Inc. (b)                              217,001
                                               ------------

Page 50                See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND

JUNE 30, 2011 (UNAUDITED)

           DESCRIPTION                                VALUE
-----------------------------------------------------------
           TOTAL INVESTMENTS -- 99.9%          $ 20,606,432
             (Cost $18,242,282) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                    13,530
                                               ------------
           NET ASSETS -- 100.0%                $ 20,619,962
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,788,601 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $424,451.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $20,606,432     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.



                       See Notes to Financial Statements                 Page 51

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AIR FREIGHT & LOGISTICS -- 2.0%
   12,649  C.H. Robinson Worldwide, Inc.       $    997,247
   20,470  Expeditors International of
              Washington, Inc.                    1,047,859
                                               ------------
                                                  2,045,106
                                               ------------
           BIOTECHNOLOGY -- 7.0%
   21,836  Alexion Pharmaceuticals, Inc. (b)      1,026,947
   16,779  Amgen, Inc. (b)                          979,054
   10,271  Biogen Idec, Inc. (b)                  1,098,175
   16,815  Celgene Corp. (b)                      1,014,281
   12,210  Cephalon, Inc. (b)                       975,579
   24,614  Gilead Sciences, Inc. (b)              1,019,266
   21,620  Vertex Pharmaceuticals, Inc. (b)       1,124,024
                                               ------------
                                                  7,237,326
                                               ------------
           CHEMICALS -- 1.0%
   14,614  Sigma-Aldrich Corp.                    1,072,375
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.0%
   11,261  Stericycle, Inc. (b)                   1,003,580
                                               ------------
           COMMUNICATIONS EQUIPMENT -- 4.1%
   64,998  Cisco Systems, Inc.                    1,014,619
   10,014  F5 Networks, Inc. (b)                  1,104,044
   18,452  QUALCOMM, Inc.                         1,047,889
   35,066  Research In Motion Ltd. (b)            1,011,654
                                               ------------
                                                  4,178,206
                                               ------------
           COMPUTERS & PERIPHERALS -- 5.0%
    3,034  Apple, Inc. (b)                        1,018,423
   60,776  Dell, Inc. (b)                         1,013,136
   19,711  NetApp, Inc. (b)                       1,040,346
   23,765  SanDisk Corp. (b)                        986,247
   68,285  Seagate Technology                     1,103,486
                                               ------------
                                                  5,161,638
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              1.0%
   23,345  Apollo Group, Inc., Class A (b)        1,019,710
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.9%
  154,211  Flextronics International Ltd. (b)       990,035
   29,351  FLIR Systems, Inc.                       989,422
                                               ------------
                                                  1,979,457
                                               ------------
           FOOD & STAPLES RETAILING -- 2.0%
   12,221  Costco Wholesale Corp.                   992,834
   17,475  Whole Foods Market, Inc.               1,108,789
                                               ------------
                                                  2,101,623
                                               ------------
           FOOD PRODUCTS -- 1.0%
   12,133  Green Mountain Coffee Roasters,
              Inc. (b)                            1,082,992
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 2.0%
   26,813  DENTSPLY International, Inc.           1,021,039

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              (Continued)
    2,826  Intuitive Surgical, Inc. (b)        $  1,051,583
                                               ------------
                                                  2,072,622
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.9%
   17,481  Express Scripts, Inc. (b)                943,625
   13,846  Henry Schein, Inc. (b)                   991,235
                                               ------------
                                                  1,934,860
                                               ------------
           HEALTH CARE TECHNOLOGY -- 1.0%
   16,621  Cerner Corp. (b)                       1,015,709
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              3.1%
   24,359  Ctrip.com International Ltd., ADR (b)  1,049,386
   27,460  Starbucks Corp.                        1,084,395
    7,520  Wynn Resorts Ltd.                      1,079,421
                                               ------------
                                                  3,213,202
                                               ------------
           HOUSEHOLD DURABLES -- 0.9%
   28,925  Garmin Ltd.                              955,393
                                               ------------
           INTERNET & CATALOG RETAIL -- 5.1%
    5,216  Amazon.com, Inc. (b)                   1,066,620
   35,996  Expedia, Inc.                          1,043,524
   61,741  Liberty Media Corp. - Interactive,
              Class A (b)                         1,035,396
    3,961  Netflix, Inc. (b)                      1,040,515
    2,105  priceline.com, Inc. (b)                1,077,613
                                               ------------
                                                  5,263,668
                                               ------------
           INTERNET SOFTWARE & SERVICES -- 6.1%
   32,994  Akamai Technologies, Inc. (b)          1,038,321
    8,269  Baidu, Inc., ADR (b)                   1,158,735
   33,743  eBay, Inc. (b)                         1,088,887
    2,008  Google, Inc., Class A (b)              1,016,811
   29,742  VeriSign, Inc.                           995,167
   66,241  Yahoo!, Inc. (b)                         996,265
                                               ------------
                                                  6,294,186
                                               ------------
           IT SERVICES -- 4.9%
   18,829  Automatic Data Processing, Inc.          991,912
   14,387  Cognizant Technology Solutions
              Corp., Class A (b)                  1,055,142
   15,900  Fiserv, Inc. (b)                         995,817
   15,789  Infosys Technologies Ltd., ADR         1,029,916
   32,855  Paychex, Inc.                          1,009,306
                                               ------------
                                                  5,082,093
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS --
              1.0%
   37,241  Mattel, Inc.                           1,023,755
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES --
              2.9%
   13,656  Illumina, Inc. (b)                     1,026,248
   18,799  Life Technologies Corp. (b)              978,864
   50,946  QIAGEN N.V. (b)                          968,993
                                               ------------
                                                  2,974,105
                                               ------------

Page 52                See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           MACHINERY -- 2.1%
   11,671  Joy Global, Inc.                    $  1,111,546
   20,403  PACCAR, Inc.                           1,042,389
                                               ------------
                                                  2,153,935
                                               ------------
           MEDIA -- 4.0%
   41,177  Comcast Corp., Class A                 1,043,425
   20,862  DIRECTV, Class A (b)                   1,060,207
   60,624  News Corp., Class A                    1,073,045
   32,536  Virgin Media, Inc.                       973,802
                                               ------------
                                                  4,150,479
                                               ------------
           MULTILINE RETAIL -- 1.9%
   15,534  Dollar Tree, Inc. (b)                  1,034,875
   13,142  Sears Holdings Corp. (b)                 938,865
                                               ------------
                                                  1,973,740
                                               ------------
           PHARMACEUTICALS -- 3.0%
   43,707  Mylan, Inc. (b)                        1,078,252
   20,490  Teva Pharmaceutical Industries
              Ltd., ADR                             988,028
   42,346  Warner Chilcott PLC, Class A           1,021,809
                                               ------------
                                                  3,088,089
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 14.0%
   22,742  Altera Corp.                           1,054,092
   78,410  Applied Materials, Inc.                1,020,114
   30,779  Broadcom Corp., Class A                1,035,406
    8,007  First Solar, Inc. (b)                  1,059,086
   45,902  Intel Corp.                            1,017,188
   25,538  KLA-Tencor Corp.                       1,033,778
   22,933  Lam Research Corp. (b)                 1,015,473
   31,081  Linear Technology Corp.                1,026,295
   73,658  Marvell Technology Group Ltd. (b)      1,087,560
   40,934  Maxim Integrated Products, Inc.        1,046,273
   27,278  Microchip Technology, Inc.             1,034,109
  124,272  Micron Technology, Inc. (b)              929,555
   61,506  NVIDIA Corp. (b)                         980,098
   29,539  Xilinx, Inc.                           1,077,287
                                               ------------
                                                 14,416,314
                                               ------------
           SOFTWARE -- 12.1%
   89,600  Activision Blizzard, Inc.              1,046,528
   31,943  Adobe Systems, Inc. (b)                1,004,607
   27,271  Autodesk, Inc. (b)                     1,052,661
   18,839  BMC Software, Inc. (b)                 1,030,493
   45,067  CA, Inc.                               1,029,330
   18,703  Check Point Software Technologies
              Ltd. (b)                            1,063,266
   13,124  Citrix Systems, Inc. (b)               1,049,920
   43,752  Electronic Arts, Inc. (b)              1,032,547
   19,789  Intuit, Inc. (b)                       1,026,258
   40,093  Microsoft Corp.                        1,042,418
   31,188  Oracle Corp.                           1,026,397
   52,459  Symantec Corp. (b)                     1,034,491
                                               ------------
                                                 12,438,916
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SPECIALTY RETAIL -- 5.0%
   18,716  Bed Bath & Beyond, Inc. (b)      $     1,092,453
   15,692  O'Reilly Automotive, Inc. (b)          1,027,983
   12,943  Ross Stores, Inc.                      1,036,993
   63,350  Staples, Inc.                          1,000,930
   33,775  Urban Outfitters, Inc. (b)               950,766
                                               ------------
                                                  5,109,125
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
   29,592  Fastenal Co.                           1,065,016
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 2.0%
   24,489  NII Holdings, Inc. (b)                 1,037,844
   37,558  Vodafone Group PLC, ADR                1,003,550
                                               ------------
                                                  2,041,394
                                               ------------
           TOTAL INVESTMENTS -- 100.0%          103,148,614
             (Cost $96,055,212) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (6,784)
                                               ------------
           NET ASSETS -- 100.0%                $103,141,830
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,088,747 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,995,345.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $103,148,614     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.



                       See Notes to Financial Statements                 Page 53

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           COMMUNICATIONS EQUIPMENT --
                   9.9%
  854,332  Cisco Systems, Inc.                 $ 13,336,122
  131,579  F5 Networks, Inc. (b)                 14,506,585
  242,496  QUALCOMM, Inc.                        13,771,348
  460,878  Research In Motion Ltd. (b)           13,296,330
                                               ------------
                                                 54,910,385
                                               ------------
           COMPUTERS & PERIPHERALS --
              12.2%
   39,918  Apple, Inc. (b)                       13,399,275
  798,836  Dell, Inc. (b)                        13,316,596
  259,104  NetApp, Inc. (b)                      13,675,509
  312,391  SanDisk Corp. (b)                     12,964,226
  897,498  Seagate Technology                    14,503,568
                                               ------------
                                                 67,859,174
                                               ------------
           HEALTH CARE TECHNOLOGY -- 2.4%
  218,476  Cerner Corp. (b)                      13,351,068
                                               ------------
           HOUSEHOLD DURABLES -- 2.2%
  380,183  Garmin Ltd.                           12,557,445
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              12.3%
  433,685  Akamai Technologies, Inc. (b)         13,648,067
  108,698  Baidu, Inc., ADR (b)                  15,231,851
   26,371  Google, Inc., Class A (b)             13,353,747
  390,932  VeriSign, Inc.                        13,080,585
  870,615  Yahoo!, Inc. (b)                      13,094,049
                                               ------------
                                                 68,408,299
                                               ------------
           IT SERVICES -- 4.9%
  189,050  Cognizant Technology Solutions
              Corp., Class A (b)                 13,864,927
  207,520  Infosys Technologies Ltd., ADR        13,536,530
                                               ------------
                                                 27,401,457
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 31.6%
  298,888  Altera Corp.                          13,853,459
1,030,567  Applied Materials, Inc.               13,407,677
  404,532  Broadcom Corp., Class A               13,608,457
  603,269  Intel Corp.                           13,368,441
  335,677  KLA-Tencor Corp.                      13,588,205
  301,423  Lam Research Corp. (b)                13,347,010
  408,473  Linear Technology Corp.               13,487,778
  968,156  Marvell Technology Group
              Ltd. (b)                           14,294,823
  538,047  Maxim Integrated Products, Inc.       13,752,481
  358,495  Microchip Technology, Inc.            13,590,545
1,633,374  Micron Technology, Inc. (b)           12,217,638
  808,427  NVIDIA Corp. (b)                      12,882,284
  388,201  Xilinx, Inc.                          14,157,691
                                               ------------
                                                175,556,489
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SOFTWARE -- 24.5%
  419,874  Adobe Systems, Inc. (b)             $ 13,205,037
  358,393  Autodesk, Inc. (b)                    13,833,970
  247,569  BMC Software, Inc. (b)                13,542,024
  592,375  CA, Inc.                              13,529,845
  245,808  Check Point Software
              Technologies Ltd. (b)              13,974,185
  172,503  Citrix Systems, Inc. (b)              13,800,240
  260,129  Intuit, Inc. (b)                      13,490,290
  526,959  Microsoft Corp.                       13,700,934
  409,915  Oracle Corp.                          13,490,303
  689,450  Symantec Corp. (b)                    13,595,954
                                               ------------
                                                136,162,782
                                               ------------

           TOTAL INVESTMENTS -- 100.0%          556,207,099
             (Cost $525,431,810) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (77,912)
                                               ------------
           NET ASSETS -- 100.0%                $556,129,187
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,290,164 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,514,875.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $556,207,099     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.



Page 54                See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.2%
           BIOTECHNOLOGY -- 68.8%
  531,404  Alexion Pharmaceuticals,
              Inc. (b)                         $ 24,991,930
  463,353  Amgen, Inc. (b)                       27,036,648
2,005,579  Amylin Pharmaceuticals, Inc. (b)      26,794,535
  324,081  Biogen Idec, Inc. (b)                 34,650,741
  448,151  Celgene Corp. (b)                     27,032,468
  337,644  Cephalon, Inc. (b)                    26,977,756
  634,034  Dendreon Corp. (b)                    25,006,301
  645,081  Gilead Sciences, Inc. (b)             26,712,804
  930,756  Human Genome Sciences,
              Inc. (b)                           22,840,752
1,337,562  Incyte Corp. (b)                      25,333,424
  528,834  InterMune, Inc. (b)                   18,958,699
1,309,175  Myriad Genetics, Inc. (b)             29,731,364
  586,635  Regeneron Pharmaceuticals,
              Inc. (b)                           33,268,071
  559,789  Vertex Pharmaceuticals, Inc. (b)      29,103,430
                                               ------------
                                                378,438,923
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 26.8%
4,768,234  Affymetrix, Inc. (b)                  37,812,096
  397,814  Illumina, Inc. (b)                    29,895,722
  507,767  Life Technologies Corp. (b)           26,439,428
1,320,221  QIAGEN N.V. (b)                       25,110,603
3,755,912  Sequenom, Inc. (b)                    28,357,135
                                               ------------
                                                147,614,984
                                               ------------
           PHARMACEUTICALS -- 3.6%
2,686,684  Nektar Therapeutics (b)               19,532,193
                                               ------------

           TOTAL INVESTMENTS -- 99.2%           545,586,100
             (Cost $506,392,829) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.8%                 4,567,451
                                               ------------
           NET ASSETS -- 100.0%                $550,153,551
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,044,949 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,851,678.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $545,586,100     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.



                       See Notes to Financial Statements                 Page 55

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           CAPITAL MARKETS -- 4.6%
1,129,641  E*TRADE Financial Corp. (b)         $ 15,589,046
  924,804  TD Ameritrade Holding Corp.           18,042,926
                                               ------------
                                                 33,631,972
                                               ------------
           COMMUNICATIONS EQUIPMENT --
              6.9%
  969,555  Juniper Networks, Inc. (b)            30,540,983
  265,495  NETGEAR, Inc. (b)                     11,607,441
2,436,221  Sonus Networks, Inc. (b)               7,893,356
                                               ------------
                                                 50,041,780
                                               ------------
           HEALTH CARE TECHNOLOGY -- 2.2%
  822,013  Allscripts Healthcare Solutions,
            Inc. (b)                             15,963,492
                                               ------------
           INTERNET & CATALOG RETAIL --
              20.7%
  286,633  Amazon.com, Inc. (b)                  58,613,582
  165,258  Blue Nile, Inc. (b)                    7,268,047
  705,623  Expedia, Inc.                         20,456,011
  101,548  Netflix, Inc. (b)                     26,675,644
   72,670  priceline.com, Inc. (b)               37,201,953
                                               ------------
                                                150,215,237
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              44.0%
  650,197  Akamai Technologies, Inc. (b)         20,461,700
  326,966  Constant Contact, Inc. (b)             8,298,397
  394,923  DealerTrack Holdings, Inc. (b)         9,063,483
  324,714  Digital River, Inc. (b)               10,442,802
1,095,148  EarthLink, Inc.                        8,427,164
1,372,484  eBay, Inc. (b)                        44,290,059
  135,357  Google, Inc., Class A (b)             68,542,078
  419,293  IAC/InterActiveCorp (b)               16,004,414
  774,489  Internap Network Services
              Corp. (b)                           5,692,494
  360,170  j2 Global Communications,
              Inc. (b)                           10,167,599
  861,985  Monster Worldwide, Inc. (b)           12,636,700
  666,057  NIC, Inc.                              8,965,127
1,555,700  RealNetworks, Inc. (b)                 5,289,380
1,181,337  United Online, Inc.                    7,123,462
  630,630  ValueClick, Inc. (b)                  10,468,458
  578,827  VeriSign, Inc.                        19,367,551
  249,404  Vocus, Inc. (b)                        7,634,257
  301,692  WebMD Health Corp. (b)                13,751,121
2,126,609  Yahoo!, Inc. (b)                      31,984,199
                                               ------------
                                                318,610,445
                                               ------------
           IT SERVICES -- 1.6%
  772,524  Sapient Corp. (b)                     11,611,036
                                               ------------
           SOFTWARE -- 20.0%
  473,105  Ariba, Inc. (b)                       16,307,929
  439,066  Check Point Software
              Technologies Ltd. (b)              24,960,902
  275,961  Concur Technologies, Inc. (b)         13,817,367

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SOFTWARE (Continued)
  363,398  Ebix, Inc. (b)                      $  6,922,732
  482,182  Quest Software, Inc. (b)              10,959,997
  219,885  Salesforce.com, Inc. (b)              32,758,467
  670,209  TIBCO Software, Inc. (b)              19,449,465
  352,577  Virnetx Holding Corp.                 10,203,579
  354,832  Websense, Inc. (b)                     9,214,987
                                               ------------
                                                144,595,425
                                               ------------
           TOTAL COMMON STOCKS --
              100.0%                            724,669,387
              (Cost $665,856,757)

           MONEY MARKET FUND -- 0.1%
  515,770  Morgan Stanley Institutional
             Treasury Money Market
             Fund - 0.01% (c)                       515,770
             (Cost $515,770)                   ------------

           TOTAL INVESTMENTS -- 100.1%          725,185,157
             (Cost $666,372,527) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (627,755)
                                               ------------
           NET ASSETS -- 100.0%                $724,557,402
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at June 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $88,620,233 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,807,603.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $724,669,387     $    --      $    --
Money Market Fund         515,770          --           --
                     --------------------------------------
TOTAL INVESTMENTS    $725,185,157     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 56                See Notes to Financial Statements

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 6.4%
   10,939  General Dynamics Corp.              $    815,174
   12,565  Northrop Grumman Corp.                   871,383
   16,477  Raytheon Co.                             821,378
                                               ------------
                                                  2,507,935
                                               ------------
           BIOTECHNOLOGY -- 6.3%
   14,038  Amgen, Inc. (b)                          819,117
   13,697  Celgene Corp. (b)                        826,203
   19,834  Gilead Sciences, Inc. (b)                821,326
                                               ------------
                                                  2,466,646
                                               ------------
           CAPITAL MARKETS -- 5.8%
    6,451  Franklin Resources, Inc.                 846,952
    5,359  Goldman Sachs Group (The), Inc.          713,229
   32,063  Morgan Stanley                           737,770
                                               ------------
                                                  2,297,951
                                               ------------
           COMMERCIAL BANKS -- 2.0%
   62,876  Fifth Third Bancorp                      801,669
                                               ------------
           COMMUNICATIONS EQUIPMENT -- 1.8%
   46,087  Cisco Systems, Inc.                      719,418
                                               ------------
           COMPUTERS & PERIPHERALS -- 5.8%
   50,760  Dell, Inc. (b)                           846,169
   19,766  Hewlett-Packard Co.                      719,482
   17,027  SanDisk Corp. (b)                        706,621
                                               ------------
                                                  2,272,272
                                               ------------
           CONSUMER FINANCE -- 2.0%
   15,169  Capital One Financial Corp.              783,782
                                               ------------
           DIVERSIFIED FINANCIAL
              SERVICES -- 5.6%
   65,534  Bank of America Corp.                    718,253
   17,953  Citigroup, Inc.                          747,563
   17,845  JPMorgan Chase & Co.                     730,574
                                               ------------
                                                  2,196,390
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.0%
   19,913  CenturyLink, Inc.                        805,083
                                               ------------
           FOOD PRODUCTS -- 1.8%
   23,652  Archer-Daniels-Midland Co.               713,108
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 4.4%
   19,284  Aetna, Inc.                              850,232
   17,085  CIGNA Corp.                              878,681
                                               ------------
                                                  1,728,913
                                               ------------
           INSURANCE -- 15.7%
   14,611  Aflac, Inc.                              682,042
   24,119  Allstate (The) Corp.                     736,353
   12,499  Chubb (The) Corp.                        782,563
   29,744  Hartford Financial Services Group
              (The), Inc.                           784,349

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INSURANCE (Continued)
   19,386  Loews Corp.                        $     815,957
   18,013  MetLife, Inc.                            790,230
   12,797  Prudential Financial, Inc.               813,761
   12,795  Travelers (The) Cos., Inc.               746,972
                                               ------------
                                                  6,152,227
                                               ------------
           MEDIA -- 2.2%
   16,685  DIRECTV, Class A (b)                     847,932
                                               ------------
           METALS & MINING -- 6.4%
    9,159  Cliffs Natural Resources, Inc.           846,749
   16,170  Freeport-McMoRan Copper &
              Gold, Inc.                            855,393
   14,739  Newmont Mining Corp.                     795,464
                                               ------------
                                                  2,497,606
                                               ------------
           MULTI-UTILITIES -- 2.1%
   25,150  Public Service Enterprise Group, Inc.    820,896
                                               ------------
           OIL, GAS & CONSUMABLE FUELS --
              10.2%
    7,855  Chevron Corp.                            807,808
   10,534  Hess Corp.                               787,522
   16,268  Marathon Oil Corp.                       856,998
   11,755  Murphy Oil Corp.                         771,834
   30,637  Valero Energy Corp.                      783,388
                                               ------------
                                                  4,007,550
                                               ------------
           PHARMACEUTICALS -- 10.2%
   15,333  Abbott Laboratories                      806,822
   28,293  Bristol-Myers Squibb Co.                 819,365
   21,107  Eli Lilly & Co.                          792,146
   22,236  Merck & Co., Inc.                        784,708
   39,571  Pfizer, Inc.                             815,163
                                               ------------
                                                  4,018,204
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.1%
   53,882  Applied Materials, Inc.                  701,005
   34,141  Intel Corp.                              756,564
   73,816  Micron Technology, Inc. (b)              552,144
                                               ------------
                                                  2,009,713
                                               ------------
           SOFTWARE -- 2.1%
   31,255  Microsoft Corp.                          812,630
                                               ------------
           SPECIALTY RETAIL -- 2.1%
   26,078  Best Buy Co., Inc.                       819,110
                                               ------------
           TOTAL INVESTMENTS -- 100.0%           39,279,035
             (Cost $37,050,753) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    18,463
                                               ------------
           NET ASSETS -- 100.0%                $ 39,297,498
                                               ============

                       See Notes to Financial Statements                 Page 57

FIRST TRUST STRATEGIC VALUE INDEX FUND

JUNE 30, 2011 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,499,966 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,271,684.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $39,279,035     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


Page 58                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 4.4%
      662  Ceradyne, Inc. (b)                  $     25,811
    1,092  Lockheed Martin Corp.                     88,419
    1,395  Northrop Grumman Corp.                    96,743
    1,334  Rockwell Collins, Inc.                    82,295
      471  Teledyne Technologies, Inc. (b)           23,720
                                               ------------
                                                    316,988
                                               ------------
           AUTO COMPONENTS -- 2.2%
    2,496  Goodyear Tire & Rubber (The) Co. (b)      41,858
    1,544  Magna International, Inc.                 83,438
      586  TRW Automotive Holdings Corp. (b)         34,591
                                               ------------
                                                    159,887
                                               ------------
           AUTOMOBILES -- 1.1%
    2,078  Honda Motor Co., Ltd., ADR                80,232
                                               ------------
           BIOTECHNOLOGY -- 1.3%
    2,326  Gilead Sciences, Inc. (b)                 96,320
                                               ------------
           CAPITAL MARKETS -- 3.6%
    4,093  American Capital Ltd. (b)                 40,643
    2,775  Bank of New York Mellon (The) Corp.       71,095
    2,080  Blackstone Group (The) L.P. (c)           34,445
    1,306  Federated Investors, Inc., Class B        31,135
    1,280  Investment Technology Group, Inc. (b)     17,946
    2,958  Morgan Stanley                            68,064
                                               ------------
                                                    263,328
                                               ------------
           CHEMICALS -- 0.4%
      182  NewMarket Corp.                           31,069
                                               ------------
           COMMERCIAL BANKS -- 0.4%
    3,741  KeyCorp                                   31,162
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.0%
      753  Brink's (The) Co.                         22,462
      919  Deluxe Corp.                              22,708
      662  United Stationers, Inc.                   23,455
                                               ------------
                                                     68,625
                                               ------------
           COMMUNICATIONS EQUIPMENT --
              1.6%
      766  ADTRAN, Inc.                              29,652
      594  Black Box Corp.                           18,574
      796  EchoStar Corp., Class A (b)               28,998
    1,334  Research In Motion Ltd. (b)               38,486
                                               ------------
                                                    115,710
                                               ------------
           COMPUTERS & PERIPHERALS -- 1.0%
    1,749  SanDisk Corp. (b)                         72,583
                                               ------------
           CONSTRUCTION & ENGINEERING --
              0.6%
    1,482  Dycom Industries, Inc. (b)                24,216
      565  Layne Christensen Co. (b)                 17,142
                                               ------------
                                                     41,358
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           CONSUMER FINANCE -- 1.6%
    1,714  Capital One Financial Corp.         $     88,562
      852  EZCORP, Inc., Class A (b)                 30,310
                                               ------------
                                                    118,872
                                               ------------
           CONTAINERS & PACKAGING -- 1.3%
      366  Greif, Inc., Class A                      23,801
    1,230  Packaging Corp. of America                34,428
      505  Rock-Tenn Co., Class A                    33,501
                                               ------------
                                                     91,730
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              1.4%
      998  Career Education Corp. (b)                21,108
      670  DeVry, Inc.                               39,617
      522  ITT Educational Services, Inc. (b)        40,841
                                               ------------
                                                    101,566
                                               ------------
           DIVERSIFIED FINANCIAL SERVICES --
              1.5%
    1,916  JPMorgan Chase & Co.                      78,441
    1,269  NASDAQ OMX Group (The),
              Inc. (b)                               32,106
                                               ------------
                                                    110,547
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 0.4%
    1,321  tw telecom, Inc. (b)                      27,120
                                               ------------
           ELECTRICAL EQUIPMENT -- 0.3%
      828  II-VI, Inc. (b)                           21,197
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 6.1%
      867  Arrow Electronics, Inc. (b)               35,981
      981  Avnet, Inc. (b)                           31,274
    1,878  Brightpoint, Inc. (b)                     15,231
    3,109  Celestica, Inc. (b)                       27,235
    3,990  Corning, Inc.                             72,419
    1,781  Ingram Micro, Inc., Class A (b)           32,307
    1,619  Insight Enterprises, Inc. (b)             28,672
    1,303  Molex, Inc.                               33,578
    2,676  Power-One, Inc. (b)                       21,676
    1,485  Sanmina-SCI Corp. (b)                     15,340
    2,741  TE Connectivity Ltd.                     100,759
    2,002  Vishay Intertechnology, Inc. (b)          30,110
                                               ------------
                                                    444,582
                                               ------------
           FOOD & STAPLES RETAILING -- 0.4%
      598  Casey's General Stores, Inc.              26,312
                                               ------------
           FOOD PRODUCTS -- 2.4%
    2,463  Archer-Daniels-Midland Co.                74,259
      402  Lancaster Colony Corp.                    24,450
    1,568  Smithfield Foods, Inc. (b)                34,292
    1,930  Tyson Foods, Inc., Class A                37,481
                                               ------------
                                                    170,482
                                               ------------

                       See Notes to Financial Statements                 Page 59

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 6.3%
      890  Alere, Inc. (b)                     $     32,593
      913  C. R. Bard, Inc.                         100,302
    1,768  Hologic, Inc. (b)                         35,661
      963  Immucor, Inc. (b)                         19,664
    2,248  Medtronic, Inc.                           86,615
    1,895  St. Jude Medical, Inc.                    90,354
    1,482  Stryker Corp.                             86,979
                                               ------------
                                                    452,168
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 2.4%
    2,557  Aetna, Inc.                              112,738
      690  Amedisys, Inc. (b)                        18,375
    1,195  Coventry Health Care, Inc. (b)            43,581
                                               ------------
                                                    174,694
                                               ------------
           HOUSEHOLD DURABLES -- 3.4%
    1,073  American Greetings Corp., Class A         25,795
      812  Helen of Troy Ltd. (b)                    28,038
    1,703  KB Home                                   16,655
    1,273  Ryland Group (The), Inc.                  21,043
    2,557  Sony Corp., ADR                           67,479
      734  Tempur-Pedic International, Inc. (b)      49,780
    1,663  Toll Brothers, Inc. (b)                   34,491
                                               ------------
                                                    243,281
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 1.3%
    1,927  Tyco International Ltd.                   95,252
                                               ------------
           INSURANCE -- 6.0%
    1,234  ACE Ltd.                                  81,222
      112  Alleghany Corp. (b)                       37,308
    1,625  Alterra Capital Holdings Ltd.             36,238
    2,073  Loews Corp.                               87,253
       85  Markel Corp. (b)                          33,729
    1,370  Prudential Financial, Inc.                87,118
      587  Reinsurance Group of America, Inc.        35,725
      513  RenaissanceRe Holdings Ltd.               35,884
                                               ------------
                                                    434,477
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              1.2%
    2,585  eBay, Inc. (b)                            83,418
                                               ------------
           IT SERVICES -- 4.4%
    1,703  Accenture PLC, Class A                   102,895
    1,671  Convergys Corp. (b)                       22,793
      706  DST Systems, Inc.                         37,277
      673  Global Payments, Inc.                     34,323
      546  International Business Machines Corp.     93,666
      334  MAXIMUS, Inc.                             27,632
                                               ------------
                                                    318,586
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS -- 1.3%
    3,489  Mattel, Inc.                              95,913
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MACHINERY -- 1.5%
      693  Albany International Corp., Class A $     18,288
    1,599  Illinois Tool Works, Inc.                 90,328
                                               ------------
                                                    108,616
                                               ------------
           MEDIA -- 2.2%
      539  Arbitron, Inc.                            22,277
    2,051  Live Nation Entertainment, Inc. (b)       23,525
    2,442  Time Warner, Inc.                         88,815
      733  Valassis Communications, Inc. (b)         22,210
                                               ------------
                                                    156,827
                                               ------------
           METALS & MINING -- 2.4%
    5,136  Alcoa, Inc.                               81,457
    1,020  Cliffs Natural Resources, Inc.            94,299
                                               ------------
                                                    175,756
                                               ------------
           MULTILINE RETAIL -- 0.6%
      848  Dillard's, Inc., Class A                  44,215
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 8.9%
      490  Alliance Resource Partners L.P. (c)       37,950
    2,893  Chesapeake Energy Corp.                   85,893
      843  Cimarex Energy Co.                        75,803
    1,246  ConocoPhillips                            93,687
    1,077  Exxon Mobil Corp.                         87,646
    1,107  Hess Corp.                                82,759
    1,920  Marathon Oil Corp.                       101,146
    3,190  Valero Energy Corp.                       81,568
                                               ------------
                                                    646,452
                                               ------------
           PERSONAL PRODUCTS -- 1.4%
      948  Estee Lauder (The) Cos., Inc.,
              Class A                                99,720
                                               ------------
           PHARMACEUTICALS -- 1.3%
    2,585  Eli Lilly & Co.                           97,015
                                               ------------
           PROFESSIONAL SERVICES -- 0.2%
    1,043  Kelly Services, Inc., Class A (b)         17,209
                                               ------------
           ROAD & RAIL -- 0.8%
    2,175  Hertz Global Holdings, Inc. (b)           34,539
      952  Werner Enterprises, Inc.                  23,848
                                               ------------
                                                     58,387
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 12.7%
    4,310  Advanced Micro Devices, Inc. (b)          30,127
    2,155  Altera Corp.                              99,884
    2,198  Analog Devices, Inc.                      86,030
      980  Cirrus Logic, Inc. (b)                    15,582
      440  Cymer, Inc. (b)                           21,784
    1,860  Fairchild Semiconductor
              International, Inc. (b)                31,081
    2,124  GT Solar International, Inc. (b)          34,409
    3,135  Integrated Device Technology,
              Inc. (b)                               24,641
    1,081  International Rectifier Corp. (b)         30,236
    2,415  Kulicke & Soffa Industries, Inc. (b)      26,903
      661  Lam Research Corp. (b)                    29,269
    3,621  Lattice Semiconductor Corp. (b)           23,609


Page 60                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (Continued)
      784  MKS Instruments, Inc.               $     20,713
      894  Novellus Systems, Inc. (b)                32,309
    3,147  ON Semiconductor Corp. (b)                32,949
    7,536  STMicroelectronics N.V.                   75,059
    6,895  Taiwan Semiconductor Manufacturing
              Co., Ltd., ADR                         86,946
    1,981  Teradyne, Inc. (b)                        29,319
    2,505  Texas Instruments, Inc.                   82,239
    1,749  TriQuint Semiconductor, Inc. (b)          17,822
      784  Varian Semiconductor Equipment
              Associates, Inc. (b)                   48,169
    1,056  Xilinx, Inc.                              38,512
                                               ------------
                                                    917,592
                                               ------------
           SOFTWARE -- 1.2%
    3,272  Microsoft Corp.                           85,072
                                               ------------
           SPECIALTY RETAIL -- 5.2%
    1,060  Collective Brands, Inc. (b)               15,571
    1,920  Foot Locker, Inc.                         45,619
    4,169  Gap (The), Inc.                           75,459
    3,920  Office Depot, Inc. (b)                    16,542
    2,303  Pier 1 Imports, Inc. (b)                  26,646
      692  Rent-A-Center, Inc.                       21,148
      488  Ross Stores, Inc.                         39,099
    1,756  TJX (The) Cos., Inc.                      92,243
      697  Tractor Supply Co.                        46,615
                                               ------------
                                                    378,942
                                               ------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 1.4%
      415  Deckers Outdoor Corp. (b)                 36,578
      281  Polo Ralph Lauren Corp.                   37,263
      653  Wolverine World Wide, Inc.                27,263
                                               ------------
                                                    101,104
                                               ------------
           TRANSPORTATION INFRASTRUCTURE --
              0.4%
      989  Macquarie Infrastructure Co. LLC          27,296
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.4%
    1,709  Leap Wireless International, Inc. (b)     27,737
                                               ------------

           TOTAL COMMON STOCKS -- 99.9%           7,229,399
             (Cost $7,095,126)

           MONEY MARKET FUND -- 0.6%
   40,573  Morgan Stanley Institutional
            Treasury Money Market
            Fund - 0.01% (d)                         40,573
                                               ------------
             (Cost $40,573)


           DESCRIPTION                                VALUE
-----------------------------------------------------------
           TOTAL INVESTMENTS -- 100.5%         $  7,269,972
             (Cost $7,135,699) (e)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                 (35,921)
                                               ------------
           NET ASSETS -- 100.0%                $  7,234,051
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d)   Represents annualized 7-day yield at June 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $575,049 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $440,776.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $ 7,229,399     $    --      $    --
Money Market Fund          40,573          --           --
                      -------------------------------------
TOTAL INVESTMENTS     $ 7,269,972     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 61

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 5.7%
   23,766  Boeing (The) Co.                    $  1,757,020
   36,844  Elbit Systems Ltd.                     1,759,669
   24,341  General Dynamics Corp.                 1,813,891
   31,381  Honeywell International, Inc.          1,869,994
   21,504  L-3 Communications Holdings, Inc.      1,880,525
   22,043  Lockheed Martin Corp.                  1,784,822
   26,945  Northrop Grumman Corp.                 1,868,636
   36,130  Raytheon Co.                           1,801,080
   20,701  United Technologies Corp.              1,832,246
                                               ------------
                                                 16,367,883
                                               ------------
           AIR FREIGHT & LOGISTICS -- 0.7%
   25,556  United Parcel Service, Inc., Class B   1,863,799
                                               ------------
           BEVERAGES -- 1.9%
   26,905  Coca-Cola (The) Co.                    1,810,437
   39,623  Molson Coors Brewing Co., Class B      1,772,733
   25,672  PepsiCo, Inc.                          1,808,079
                                               ------------
                                                  5,391,249
                                               ------------
           CAPITAL MARKETS -- 1.3%
   71,994  Federated Investors, Inc., Class B     1,716,337
  116,363  KKR & Co. L.P. (b)                     1,899,044
                                               ------------
                                                  3,615,381
                                               ------------
           CHEMICALS -- 2.0%
   19,426  Air Products and Chemicals, Inc.       1,856,737
   35,146  E.I. du Pont de Nemours & Co.          1,899,641
   20,727  PPG Industries, Inc.                   1,881,805
                                               ------------
                                                  5,638,183
                                               ------------
           COMMERCIAL BANKS -- 5.1%
   38,620  Bank of Hawaii Corp.                   1,796,602
   28,516  Bank of Montreal                       1,812,192
   30,282  Bank of Nova Scotia                    1,822,068
   22,604  Canadian Imperial Bank of
              Commerce                            1,785,038
   42,683  Commerce Bancshares, Inc.              1,835,369
   31,375  Cullen/Frost Bankers, Inc.             1,783,669
   31,827  Royal Bank of Canada                   1,815,094
   21,979  Toronto-Dominion (The) Bank            1,866,017
                                               ------------
                                                 14,516,049
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              0.6%
   47,457  Waste Management, Inc.                 1,768,722
                                               ------------
           COMPUTERS & PERIPHERALS -- 0.6%
   59,271  Diebold, Inc.                          1,837,994
                                               ------------
           CONTAINERS & PACKAGING -- 1.3%
   55,362  Bemis Co., Inc.                        1,870,128
   52,975  Sonoco Products Co.                    1,882,732
                                               ------------
                                                  3,752,860
                                               ------------
           DISTRIBUTORS -- 0.7%
   34,193  Genuine Parts Co.                      1,860,099
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.6%
   57,202  AT&T, Inc.                          $  1,796,715
   44,723  CenturyLink, Inc.                      1,808,151
   75,462  Telefonica S.A., ADR                   1,848,064
   49,678  Verizon Communications, Inc.           1,849,512
                                               ------------
                                                  7,302,442
                                               ------------
           ELECTRIC UTILITIES -- 8.1%
   44,953  ALLETE, Inc.                           1,844,871
   51,155  Cleco Corp.                            1,782,752
   94,053  Duke Energy Corp.                      1,771,018
   25,520  Entergy Corp.                          1,742,505
   42,188  Exelon Corp.                           1,807,334
   40,105  FirstEnergy Corp.                      1,770,636
   25,102  ITC Holdings Corp.                     1,801,570
   31,047  NextEra Energy, Inc.                   1,783,961
   40,096  Pinnacle West Capital Corp.            1,787,480
   36,942  Progress Energy, Inc.                  1,773,585
   44,278  Southern Co.                           1,787,946
   56,011  UIL Holdings Corp.                     1,811,956
   66,380  Westar Energy, Inc.                    1,786,286
                                               ------------
                                                 23,251,900
                                               ------------
           ELECTRICAL EQUIPMENT -- 1.3%
   33,519  Emerson Electric Co.                   1,885,444
   27,928  Hubbell, Inc., Class B                 1,813,923
                                               ------------
                                                  3,699,367
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 0.6%
   71,122  Molex, Inc.                            1,832,814
                                               ------------
           FOOD & STAPLES RETAILING -- 2.5%
   56,907  Sysco Corp.                            1,774,360
   39,196  Walgreen Co.                           1,664,262
   33,390  Wal-Mart Stores, Inc.                  1,774,345
   44,964  Weis Markets, Inc.                     1,831,384
                                               ------------
                                                  7,044,351
                                               ------------
           FOOD PRODUCTS -- 8.7%
   58,181  Archer-Daniels-Midland Co.             1,754,157
   51,741  Campbell Soup Co.                      1,787,651
   71,242  ConAgra Foods, Inc.                    1,838,756
   82,448  Flowers Foods, Inc.                    1,817,154
   46,203  General Mills, Inc.                    1,719,676
   32,746  H. J. Heinz Co.                        1,744,707
   31,504  Hershey (The) Co.                      1,791,002
   22,740  J.M. Smucker (The) Co.                 1,738,246
   32,052  Kellogg Co.                            1,773,117
   50,888  Kraft Foods, Inc., Class A             1,792,784
   29,669  Lancaster Colony Corp.                 1,804,469
   35,201  McCormick & Co., Inc.                  1,744,913
   92,289  Sara Lee Corp.                         1,752,568
   55,813  Unilever PLC, ADR                      1,807,783
                                               ------------
                                                 24,866,983
                                               ------------

Page 62                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           GAS UTILITIES -- 5.7%
   44,451  AGL Resources, Inc.                 $  1,809,600
   55,051  Atmos Energy Corp.                     1,830,446
   25,657  National Fuel Gas Co.                  1,867,830
   40,633  New Jersey Resources Corp.             1,812,638
   39,858  Northwest Natural Gas Co.              1,798,792
   59,493  Piedmont Natural Gas Co., Inc.         1,800,258
   34,547  South Jersey Industries, Inc.          1,876,248
   56,871  UGI Corp.                              1,813,616
   46,901  WGL Holdings, Inc.                     1,805,219
                                               ------------
                                                 16,414,647
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.9%
   29,550  Baxter International, Inc.             1,763,839
   45,787  Medtronic, Inc.                        1,764,173
   29,348  Teleflex, Inc.                         1,791,989
                                               ------------
                                                  5,320,001
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.9%
   39,832  Cardinal Health, Inc.                  1,809,170
   59,349  Lincare Holdings, Inc.                 1,737,145
   52,990  Owens & Minor, Inc.                    1,827,625
                                               ------------
                                                  5,373,940
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              0.6%
   21,415  McDonald's Corp.                       1,805,713
                                               ------------
           HOUSEHOLD DURABLES -- 0.6%
   74,916  Leggett & Platt, Inc.                  1,826,452
                                               ------------
           HOUSEHOLD PRODUCTS -- 2.5%
   26,102  Clorox (The) Co.                       1,760,319
   19,875  Colgate-Palmolive Co.                  1,737,274
   26,522  Kimberly-Clark Corp.                   1,765,304
   27,212  Procter & Gamble (The) Co.             1,729,867
                                               ------------
                                                  6,992,764
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 0.6%
   19,134  3M Co.                                 1,814,860
                                               ------------
           INSURANCE -- 7.6%
   27,459  ACE Ltd.                               1,807,351
   59,271  Allstate (The) Corp.                   1,809,544
   62,912  Arthur J. Gallagher & Co.              1,795,508
   28,427  Chubb (The) Corp.                      1,779,814
   62,066  Cincinnati Financial Corp.             1,811,086
   26,326  Erie Indemnity Co., Class A            1,861,775
   21,566  Everest Re Group Ltd.                  1,763,021
   48,951  Hanover Insurance Group, Inc.          1,845,942
   45,502  Mercury General Corp.                  1,796,874
   26,038  PartnerRe Ltd.                         1,792,716
   29,439  RLI Corp.                              1,822,863
   30,766  Travelers (The) Cos., Inc.             1,796,119
                                               ------------
                                                 21,682,613
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           IT SERVICES -- 2.0%
   32,825  Accenture PLC, Class A              $  1,983,287
   33,796  Automatic Data Processing, Inc.        1,780,373
   59,689  Paychex, Inc.                          1,833,646
                                               ------------
                                                  5,597,306
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.6%
   66,033  Mattel, Inc.                           1,815,247
                                               ------------
           MACHINERY -- 2.0%
   37,353  Eaton Corp.                            1,921,812
   32,422  Illinois Tool Works, Inc.              1,831,519
   30,488  Snap-on, Inc.                          1,904,890
                                               ------------
                                                  5,658,221
                                               ------------
           MEDIA -- 1.3%
   47,904  Thomson Reuters Corp.                  1,799,274
   50,112  Time Warner, Inc.                      1,822,574
                                               ------------
                                                  3,621,848
                                               ------------
           MULTI-UTILITIES -- 9.4%
   43,979  Alliant Energy Corp.                   1,788,186
   70,789  Avista Corp.                           1,818,569
   33,408  Consolidated Edison, Inc.              1,778,642
   36,777  Dominion Resources, Inc.               1,775,226
   34,714  Integrys Energy Group, Inc.            1,799,574
   80,870  MDU Resources Group, Inc.              1,819,575
   38,653  NSTAR                                  1,777,265
   36,109  OGE Energy Corp.                       1,817,005
   41,820  PG&E Corp.                             1,757,695
   55,942  Public Service Enterprise Group, Inc.  1,825,947
   45,468  SCANA Corp.                            1,790,075
   33,249  Sempra Energy                          1,758,207
   64,352  Vectren Corp.                          1,792,847
   56,561  Wisconsin Energy Corp.                 1,773,187
   71,994  Xcel Energy, Inc.                      1,749,454
                                               ------------
                                                 26,821,454
                                               ------------
           OFFICE ELECTRONICS -- 0.6%
   38,124  CANON, Inc., ADR                       1,814,321
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 5.1%
   17,727  Chevron Corp.                          1,823,045
   24,505  ConocoPhillips                         1,842,531
   56,951  Enbridge, Inc.                         1,848,629
   22,222  Exxon Mobil Corp.                      1,808,426
   34,661  Marathon Oil Corp.                     1,825,941
   25,782  Royal Dutch Shell PLC,
              Class A, ADR                        1,833,874
   32,546  Total S.A., ADR                        1,882,461
   41,261  TransCanada Corp.                      1,808,882
                                               ------------
                                                 14,673,789
                                               ------------
           PHARMACEUTICALS -- 5.7%
   34,046  Abbott Laboratories                    1,791,500
   63,688  Bristol-Myers Squibb Co.               1,844,404
   47,153  Eli Lilly & Co.                        1,769,652


                       See Notes to Financial Statements                 Page 63

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           PHARMACEUTICALS (Continued)
   42,683  GlaxoSmithKline PLC, ADR            $  1,831,101
   26,628  Johnson & Johnson                      1,771,295
   49,480  Merck & Co., Inc.                      1,746,149
   29,315  Novartis AG, ADR                       1,791,440
   87,370  Pfizer, Inc.                           1,799,822
   47,457  Sanofi-Aventis, ADR                    1,906,348
                                               ------------
                                                 16,251,711
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS --
              0.6%
   15,782  Public Storage                         1,799,306
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.0%
   48,206  Analog Devices, Inc.                   1,886,783
  142,653  Applied Materials, Inc.                1,855,915
   83,049  Intel Corp.                            1,840,366
                                               ------------
                                                  5,583,064
                                               ------------
           SOFTWARE -- 0.7%
   72,376  Microsoft Corp.                        1,881,776
                                               ------------
           SPECIALTY RETAIL -- 0.6%
   50,939  Home Depot (The), Inc.                 1,845,011
                                               ------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.6%
   16,885  VF Corp.                               1,833,036
                                               ------------
           TOBACCO -- 3.0%
   64,828  Altria Group, Inc.                     1,712,107
   20,498  British American Tobacco PLC, ADR      1,803,824
   15,941  Lorillard, Inc.                        1,735,497
   25,635  Philip Morris International, Inc.      1,711,649
   46,306  Reynolds American, Inc.                1,715,637
                                               ------------
                                                  8,678,714
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
   67,010  Vodafone Group PLC, ADR                1,790,507
                                               ------------
           TOTAL INVESTMENTS -- 99.9%           285,506,377
             (Cost $245,268,411) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                   304,453
                                               ------------
           NET ASSETS -- 100.0%                $285,810,830
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,923,892 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $685,926.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $285,506,377     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 64                See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 100.0%
           AIR FREIGHT & LOGISTICS -- 3.4%
    6,381  C.H. Robinson Worldwide, Inc.       $    503,078
   10,325  Expeditors International of
              Washington, Inc.                      528,537
                                               ------------
                                                  1,031,615
                                               ------------
           BIOTECHNOLOGY -- 11.9%
   11,013  Alexion Pharmaceuticals, Inc. (c)        517,941
    8,464  Amgen, Inc. (c)                          493,874
    5,180  Biogen Idec, Inc. (c)                    553,846
    8,480  Celgene Corp. (c)                        511,514
    6,158  Cephalon, Inc. (c)                       492,024
   12,416  Gilead Sciences, Inc. (c)                514,147
   10,905  Vertex Pharmaceuticals, Inc. (c)         566,951
                                               ------------
                                                  3,650,297
                                               ------------
           CHEMICALS -- 1.8%
    7,372  Sigma-Aldrich Corp.                      540,957
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.6%
    5,680  Stericycle, Inc. (c)                     506,202
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              1.7%
   11,777  Apollo Group, Inc., Class A (c)          514,419
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.3%
   77,789  Flextronics International Ltd. (c)       499,405
   14,807  FLIR Systems, Inc.                       499,144
                                               ------------
                                                    998,549
                                               ------------
           FOOD & STAPLES RETAILING -- 3.5%
    6,164  Costco Wholesale Corp.                   500,764
    8,814  Whole Foods Market, Inc.                 559,248
                                               ------------
                                                  1,060,012
                                               ------------
           FOOD PRODUCTS -- 1.8%
    6,120  Green Mountain Coffee Roasters,
              Inc. (c)                              546,271
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.4%
   13,526  DENTSPLY International, Inc.             515,070
    1,425  Intuitive Surgical, Inc. (c)             530,257
                                               ------------

                                                  1,045,327
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.2%
    8,817  Express Scripts, Inc. (c)                475,942
    6,984  Henry Schein, Inc. (c)                   499,984
                                               ------------
                                                    975,926
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              5.3%
   12,287  Ctrip.com International Ltd.,
              ADR (c)                               529,324
   13,852  Starbucks Corp.                          547,016

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HOTELS, RESTAURANTS & LEISURE
              (Continued)
    3,793  Wynn Resorts Ltd.                   $    544,447
                                               ------------
                                                  1,620,787
                                               ------------
           INTERNET & CATALOG RETAIL -- 8.6%
    2,633  Amazon.com, Inc. (c)                     538,422
   18,159  Expedia, Inc.                            526,429
   31,145  Liberty Media Corp. - Interactive,
              Class A (c)                           522,302
    1,998  Netflix, Inc. (c)                        524,855
    1,061  priceline.com, Inc. (c)                  543,158
                                               ------------
                                                  2,655,166
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              1.8%
   17,020  eBay, Inc. (c)                           549,235
                                               ------------
           IT SERVICES -- 4.9%
    9,500  Automatic Data Processing, Inc.          500,460
    8,022  Fiserv, Inc. (c)                         502,418
   16,572  Paychex, Inc.                            509,092
                                               ------------
                                                  1,511,970
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS --
              1.7%
   18,785  Mattel, Inc.                             516,400
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES --
              4.9%
    6,887  Illumina, Inc. (c)                       517,558
    9,483  Life Technologies Corp. (c)              493,780
   25,699  QIAGEN N.V. (c)                          488,795
                                               ------------
                                                  1,500,133
                                               ------------
           MACHINERY -- 3.5%
    5,888  Joy Global, Inc.                         560,773
   10,291  PACCAR, Inc.                             525,767
                                               ------------
                                                  1,086,540
                                               ------------
           MEDIA -- 6.8%
   20,772  Comcast Corp., Class A                   526,363
   10,522  DIRECTV, Class A (c)                     534,728
   30,583  News Corp., Class A                      541,319
   16,411  Virgin Media, Inc.                       491,181
                                               ------------
                                                  2,093,591
                                               ------------
           MULTILINE RETAIL -- 3.2%
    7,835  Dollar Tree, Inc. (c)                    521,968
    6,630  Sears Holdings Corp. (c)                 473,647
                                               ------------
                                                    995,615
                                               ------------
           PHARMACEUTICALS -- 5.1%
   22,046  Mylan, Inc. (c)                          543,875
   10,336  Teva Pharmaceutical Industries Ltd.,
              ADR                                   498,402
   21,360  Warner Chilcott PLC, Class A             515,416
                                               ------------
                                                  1,557,693
                                               ------------


                       See Notes to Financial Statements                 Page 65

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) (Continued)
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.7%
    4,038  First Solar, Inc. (c)               $    534,106
                                               ------------
           SOFTWARE -- 3.4%
   45,198  Activision Blizzard, Inc.                527,913
   22,071  Electronic Arts, Inc. (c)                520,875
                                               ------------
                                                  1,048,788
                                               ------------
           SPECIALTY RETAIL -- 8.4%
    9,441  Bed Bath & Beyond, Inc. (c)              551,071
    7,914  O'Reilly Automotive, Inc. (c)            518,446
    6,528  Ross Stores, Inc.                        523,023
   31,956  Staples, Inc.                            504,905
   17,038  Urban Outfitters, Inc. (c)               479,620
                                               ------------
                                                  2,577,065
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.7%
   14,929  Fastenal Co.                             537,295
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 3.4%
   12,355  NII Holdings, Inc. (c)                   523,605
   18,944  Vodafone Group PLC, ADR                  506,184
                                               ------------
                                                  1,029,789
                                               ------------
           TOTAL COMMON STOCKS -- 100.0%         30,683,748
              (Cost $26,485,210)

           MONEY MARKET FUND -- 0.2%
   57,376  Morgan Stanley Institutional
            Treasury Money Market
            Fund - 0.01% (d)                         57,376
             (Cost $57,376)                    ------------

           TOTAL INVESTMENTS -- 100.2%           30,741,124
             (Cost $26,542,586) (e)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                 (49,687)
                                               ------------
           NET ASSETS -- 100.0%                $ 30,691,437
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

(c)   Non-income producing security.

(d)   Represents annualized 7-day yield at June 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,649,851 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $451,313.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $30,683,748     $    --      $    --
Money Market Fund          57,376          --           --
                      -------------------------------------
TOTAL INVESTMENTS     $30,741,124     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


Page 66                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 3.3%
   53,468  Hexcel Corp. (b)                    $  1,170,415
                                               ------------
           AUTO COMPONENTS -- 0.2%
   46,046  Ballard Power Systems, Inc. (b)           73,213
                                               ------------
           AUTOMOBILES -- 4.3%
   52,209  Tesla Motors, Inc. (b)                 1,520,848
                                               ------------
           BIOTECHNOLOGY -- 0.9%
   19,420  Codexis, Inc. (b)                        187,014
   18,585  Metabolix, Inc. (b)                      132,697
                                               ------------
                                                    319,711
                                               ------------
           BUILDING PRODUCTS -- 0.5%
   13,189  Ameresco, Inc., Class A (b)              187,020
                                               ------------
           CHEMICALS -- 1.5%
   22,660  STR Holdings, Inc. (b)                   338,087
   18,768  Zoltek Cos., Inc. (b)                    197,627
                                               ------------
                                                    535,714
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES --
              0.7%
   14,409  EnerNOC, Inc. (b)                        226,798
                                               ------------
           COMMUNICATIONS EQUIPMENT -- 0.4%
   48,224  EMCORE Corp. (b)                         132,134
                                               ------------
           ELECTRICAL EQUIPMENT -- 5.3%
   68,765  A123 Systems, Inc. (b)                   365,830
   43,672  Active Power, Inc. (b)                   106,996
   41,829  Advanced Battery Technologies,
              Inc. (b)                               41,411
   27,680  American Superconductor Corp. (b)        250,227
   58,489  Broadwind Energy, Inc. (b)                84,809
  134,290  Capstone Turbine Corp. (b)               205,464
   13,648  China Ming Yang Wind Power Group
              Ltd., ADR (b)                          85,846
   92,312  Ener1, Inc. (b)                          101,543
   67,824  FuelCell Energy, Inc. (b)                 88,850
   64,988  Satcon Technology Corp. (b)              155,321
   84,611  Valence Technology, Inc. (b)              99,841
   16,384  Vicor Corp.                              264,929
                                               ------------
                                                  1,851,067
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 12.1%
   92,903  AVX Corp.                              1,415,842
   23,036  Echelon Corp. (b)                        209,397
   22,163  Itron, Inc. (b)                        1,067,370
   15,258  Maxwell Technologies, Inc. (b)           247,027
   56,575  Power-One, Inc. (b)                      458,257
   24,765  Universal Display Corp. (b)              869,004
                                               ------------
                                                  4,266,897
                                               ------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 1.6%
   24,802  Ormat Technologies, Inc.                 545,892
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MACHINERY -- 1.5%
   14,525  ESCO Technologies, Inc.             $    534,520
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 1.3%
   14,174  Gevo, Inc. (b)                           222,957
   19,882  Green Plains Renewable Energy,
              Inc. (b)                              214,527
                                               ------------
                                                    437,484
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 66.4%
   23,459  Advanced Analogic Technologies,
              Inc. (b)                              142,044
    3,650  Aixtron SE, ADR                          124,538
    5,227  Amtech Systems, Inc. (b)                 107,885
   23,765  Canadian Solar, Inc. (b)                 273,298
   59,765  Cree, Inc. (b)                         2,007,506
   29,068  Energy Conversion Devices, Inc. (b)       34,300
   69,660  Fairchild Semiconductor
              International, Inc. (b)             1,164,019
   26,231  First Solar, Inc. (b)                  3,469,574
   68,729  GT Solar International, Inc. (b)       1,113,410
   28,006  Hanwha SolarOne Co., Ltd., ADR (b)       178,678
   38,084  International Rectifier Corp. (b)      1,065,209
   72,701  JA Solar Holdings Co., Ltd., ADR (b)     403,491
    7,277  JinkoSolar Holding Co., Ltd., ADR (b)    192,986
   60,954  LDK Solar Co., Ltd., ADR (b)             447,402
   94,224  Linear Technology Corp.                3,111,277
  125,789  MEMC Electronic Materials, Inc. (b)    1,072,980
   47,165  Microsemi Corp. (b)                      966,883
   18,451  O2Micro International Ltd., ADR (b)      119,932
  242,781  ON Semiconductor Corp. (b)             2,541,917
   15,752  Power Integrations, Inc.                 605,349
   47,519  Renesola Ltd., ADR (b)                   248,049
   12,576  Rubicon Technology, Inc. (b)             212,031
   14,879  SemiLEDs Corp. (b)                        95,970
   31,108  SunPower Corp., Class A (b)              601,318
   70,733  Suntech Power Holdings Co., Ltd.,
              ADR (b)                               556,669
   39,134  Trina Solar Ltd., ADR (b)                877,384
   22,241  Veeco Instruments, Inc. (b)            1,076,687
   56,801  Yingli Green Energy Holding Co.,
              Ltd., ADR (b)                         523,137
                                               ------------
                                                 23,333,923
                                               ------------
           TOTAL INVESTMENTS -- 100.0%           35,135,636
             (Cost $34,971,554) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    10,320
                                               ------------
           NET ASSETS -- 100.0%                $ 35,145,956
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.


                       See Notes to Financial Statements                 Page 67

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

JUNE 30, 2011 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,870,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,706,425.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $35,135,636     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


Page 68                See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.8%
           DIVERSIFIED REITS -- 7.3%
   15,038  CapLease, Inc.                      $     73,837
   18,448  Colonial Properties Trust                376,339
   22,903  Cousins Properties, Inc.                 195,592
    3,664  Excel Trust, Inc.                         40,414
    2,116  Gladstone Commercial Corp.                36,670
   17,787  Investors Real Estate Trust              154,035
   25,469  Liberty Property Trust                   829,780
    2,390  One Liberty Properties, Inc.              36,902
    4,152  PS Business Parks, Inc.                  228,775
   36,235  Vornado Realty Trust                   3,376,377
   14,573  Washington Real Estate Investment
              Trust                                 473,914
    6,469  Winthrop Realty Trust, Inc.               77,240
                                               ------------
                                                  5,899,875
                                               ------------
           INDUSTRIAL REITS -- 5.8%
   54,289  DCT Industrial Trust, Inc.               283,931
   13,476  DuPont Fabros Technology, Inc.           339,595
    5,925  EastGroup Properties, Inc.               251,872
   19,140  First Industrial Realty Trust,
              Inc. (c)                              219,153
   11,056  First Potomac Realty Trust               169,267
    7,827  Monmouth Real Estate Investment
              Corp., Class A                         66,138
   93,758  ProLogis, Inc.                         3,360,287
    1,520  Terreno Realty Corp.                      25,855
                                               ------------
                                                  4,716,098
                                               ------------
           OFFICE REITS -- 16.6%
   13,650  Alexandria Real Estate Equities, Inc.  1,056,783
   29,003  BioMed Realty Trust, Inc.                558,018
   32,173  Boston Properties, Inc.                3,415,486
   29,908  Brandywine Realty Trust                  346,634
   15,941  CommonWealth REIT                        411,915
   15,713  Corporate Office Properties Trust        488,831
   21,030  Digital Realty Trust, Inc.             1,299,233
   27,497  Douglas Emmett, Inc.                     546,915
   55,827  Duke Realty Corp.                        782,136
   15,655  Franklin Street Properties Corp.         202,106
   15,937  Highwoods Properties, Inc.               527,993
   12,920  Kilroy Realty Corp.                      510,211
   29,900  Lexington Realty Trust                   272,987
   19,213  Mack-Cali Realty Corp.                   632,876
    4,026  Mission West Properties, Inc.             35,348
    7,585  MPG Office Trust, Inc. (c)                21,693
    4,855  Parkway Properties, Inc.                  82,826
   38,175  Piedmont Office Realty Trust, Inc.,
              Class A                               778,388
   18,319  SL Green Realty Corp.                  1,518,096
                                               ------------
                                                 13,488,475
                                               ------------
           RESIDENTIAL REITS -- 17.2%
   15,062  American Campus Communities, Inc.        535,002
   26,411  Apartment Investment &
              Management Co., Class A               674,273
    9,161  Associated Estates Realty Corp.          148,866
   19,295  AvalonBay Communities, Inc.            2,477,478


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           RESIDENTIAL REITS (Continued)
   16,227  BRE Properties, Inc.                $    809,403
   15,509  Camden Property Trust                    986,683
   15,959  Education Realty Trust, Inc.             136,769
    8,433  Equity Lifestyle Properties, Inc.        526,557
   65,113  Equity Residential                     3,906,780
    7,203  Essex Property Trust, Inc.               974,494
    8,635  Home Properties, Inc.                    525,699
    8,112  Mid-America Apartment
              Communities, Inc.                     547,317
   11,014  Post Properties, Inc.                    448,931
    4,693  Sun Communities, Inc.                    175,096
   41,938  UDR, Inc.                              1,029,578
    2,663  UMH Properties, Inc.                      28,494
                                               ------------
                                                 13,931,420
                                               ------------
           RETAIL REITS -- 26.7%
    8,909  Acadia Realty Trust                      181,120
    1,939  Agree Realty Corp.                        43,298
      450  Alexander's, Inc.                        178,650
   32,785  CBL & Associates Properties, Inc.        594,392
   10,624  Cedar Shopping Centers, Inc.              54,714
   47,069  Developers Diversified Realty Corp.      663,673
   13,682  Equity One, Inc.                         255,032
   13,755  Federal Realty Investment Trust        1,171,651
  155,965  General Growth Properties, Inc.        2,603,056
    5,609  Getty Realty Corp.                       141,515
   22,075  Glimcher Realty Trust                    209,712
   17,059  Inland Real Estate Corp.                 150,631
   89,928  Kimco Realty Corp.                     1,676,258
   14,048  Kite Realty Group Trust                   69,959
   28,929  Macerich (The) Co.                     1,547,701
   18,786  National Retail Properties, Inc.         460,445
   12,299  Pennsylvania Real Estate Investment
              Trust                                 193,094
    8,511  Ramco-Gershenson Properties Trust        105,366
   28,029  Realty Income Corp.                      938,691
   19,867  Regency Centers Corp.                    873,552
    2,561  Saul Centers, Inc.                       100,827
   64,815  Simon Property Group, Inc.             7,533,447
   17,968  Tanger Factory Outlet Centers, Inc.      481,003
   12,348  Taubman Centers, Inc.                    731,002
    5,161  Urstadt Biddle Properties, Inc.,
              Class A                                93,466
   26,685  Weingarten Realty Investors              671,395
                                               ------------
                                                 21,723,650
                                               ------------
           SPECIALIZED REITS -- 26.2%
   13,471  Ashford Hospitality Trust                167,714
    7,107  Chesapeake Lodging Trust                 121,245
   11,282  Cogdell Spencer, Inc.                     67,579
   36,989  DiamondRock Hospitality Co.              396,892
   10,307  Entertainment Properties Trust           481,337
   20,674  Extra Space Storage, Inc.                440,976
   27,510  FelCor Lodging Trust, Inc. (c)           146,628
   89,729  HCP, Inc.                              3,292,157
   39,061  Health Care REIT, Inc.                 2,047,968
   16,077  Healthcare Realty Trust, Inc.            331,669


                       See Notes to Financial Statements                 Page 69

FIRST TRUST S&P REIT INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) (Continued)
           SPECIALIZED REITS (Continued)
   33,394  Hersha Hospitality Trust            $    186,005
   27,278  Hospitality Properties Trust             661,491
  151,638  Host Hotels & Resorts, Inc.            2,570,264
   18,838  LaSalle Hotel Properties                 496,193
    6,705  LTC Properties, Inc.                     186,533
   24,688  Medical Properties Trust, Inc.           283,912
    6,123  National Health Investors, Inc.          272,045
   27,991  Nationwide Health Properties, Inc.     1,159,107
   22,455  OMEGA Healthcare Investors, Inc.         471,780
   11,245  Pebblebrook Hotel Trust                  227,037
   30,920  Public Storage                         3,525,189
   31,349  Senior Housing Properties Trust          733,880
    6,118  Sovran Self Storage, Inc.                250,838
   38,630  Strategic Hotels & Resorts, Inc. (c)     273,500
   26,117  Sunstone Hotel Investors, Inc. (c)       242,105
    2,795  Universal Health Realty Income Trust     111,744
   18,898  U-Store-It Trust                         198,807
   36,121  Ventas, Inc.                           1,903,938
                                               ------------
                                                 21,248,533
                                               ------------
           TOTAL COMMON STOCKS -- 99.8%          81,008,051
              (Cost $70,341,404)

           MONEY MARKET FUND -- 1.2%
  987,388  Morgan Stanley Institutional
            Treasury Money Market
            Fund - 0.01% (d)                        987,388
             (Cost $987,388)                   ------------

           TOTAL INVESTMENTS -- 101.0%           81,995,439
             (Cost $71,328,792) (e)
           NET OTHER ASSETS AND
              LIABILITIES -- (1.0)%                (798,706)
                                               ------------
           NET ASSETS -- 100.0%                $ 81,196,733
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(c)   Non-income producing security.

(d)   Represents annualized 7-day yield at June 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,985,630 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $318,983.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $81,008,051     $    --      $    --
Money Market Fund         987,388          --           --
                      -------------------------------------
TOTAL INVESTMENTS     $81,995,439     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


Page 70                See Notes to Financial Statements

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 4.0%
   47,285  ITT Corp.                           $  2,786,505
                                               ------------
           BUILDING PRODUCTS -- 1.3%
   13,560  Ameron International Corp.               890,621
                                               ------------
           CHEMICALS -- 11.0%
   24,827  Arch Chemicals, Inc.                     855,042
   31,494  Ashland, Inc.                          2,035,142
  119,573  Calgon Carbon Corp. (b)                2,032,741
   97,073  Nalco Holding Co.                      2,699,600
                                               ------------
                                                  7,622,525
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 3.5%
  105,466  Tetra Tech, Inc. (b)                   2,372,985
                                               ------------
           CONSTRUCTION & ENGINEERING --
              4.9%
   47,753  Aecom Technology Corp. (b)             1,305,567
   57,881  Insituform Technologies, Inc.,
              Class A (b)                         1,213,764
   29,005  Layne Christensen Co. (b)                880,012
                                               ------------

                                                  3,399,343
                                               ------------
           ELECTRICAL EQUIPMENT -- 6.2%
   25,341  Emerson Electric Co.                   1,425,431
   31,240  Franklin Electric Co., Inc.            1,466,718
   16,562  Roper Industries, Inc.                 1,379,615
                                               ------------

                                                  4,271,764
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
                   & COMPONENTS -- 1.9%
   27,114  Itron, Inc. (b)                        1,305,810
                                               ------------
           HEALTH CARE EQUIPMENT &
                   SUPPLIES -- 1.3%
   11,202  IDEXX Laboratories, Inc. (b)             868,827
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 3.4%
   44,260  Danaher Corp.                          2,345,337
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 3.0%
   40,519  Agilent Technologies, Inc. (b)         2,070,926
                                               ------------
           MACHINERY -- 40.5%
   36,556  Badger Meter, Inc.                     1,352,206
   28,128  Crane Co.                              1,389,804
1,037,254  Energy Recovery, Inc. (b)              3,391,821
  727,237  Flow International Corp. (b)           2,588,964
   12,241  Flowserve Corp.                        1,345,164
   53,791  IDEX Corp.                             2,466,317
   43,786  Lindsay Corp.                          3,012,477
   36,992  Mueller Industries, Inc.               1,402,367
  617,363  Mueller Water Products, Inc.,
              Class A                             2,457,105
   36,947  Pall Corp.                             2,077,530
   70,365  Pentair, Inc.                          2,839,931
    8,687  Valmont Industries, Inc.                 837,340


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MACHINERY (Continued)
   80,654  Watts Water Technologies,
              Inc., Class A                    $  2,855,958
                                               ------------
                                                 28,016,984
                                               ------------
           MULTI-UTILITIES -- 2.8%
   68,610  Veolia Environment, ADR                  1,944,408
                                               ------------
           WATER UTILITIES -- 16.3%
   24,469  American States Water Co.                848,096
   91,064  American Water Works Co., Inc.         2,681,835
  121,887  Aqua America, Inc.                     2,679,076
  128,017  California Water Service Group         2,395,198
   44,927  Companhia de Saneamento Basico
              do Estado de Sao Paulo, ADR         2,680,794
                                               ------------
                                                 11,284,999
                                               ------------
           TOTAL COMMON STOCKS -- 100.1%           69,181,034
             (Cost $63,120,747)

           MONEY MARKET FUND -- 0.4%
  301,073  Morgan Stanley Institutional
            Treasury Money Market
            Fund - 0.01% (c)                        301,073
            (Cost $301,073)                    ------------

           TOTAL INVESTMENTS -- 100.5%           69,482,107
             (Cost $63,421,820) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                (356,085)
                                               ------------
           NET ASSETS -- 100.0%                $ 69,126,022
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at June 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,106,523 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,046,236.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $69,181,034     $    --      $    --
Money Market Fund         301,073          --           --
                      -------------------------------------
TOTAL INVESTMENTS     $69,482,107     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 71

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
      COMMON STOCKS -- 100.0%
           GAS UTILITIES -- 3.4%
1,091,187  Questar Corp.                       $ 19,324,922
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
                   -- 96.6%
  263,837  Anadarko Petroleum Corp.              20,252,128
  163,100  Apache Corp.                          20,124,909
  332,093  Cabot Oil & Gas Corp.                 22,021,087
  656,803  Chesapeake Energy Corp.               19,500,481
  220,849  Cimarex Energy Co.                    19,858,742
  268,636  ConocoPhillips                        20,198,741
  241,482  Devon Energy Corp.                    19,031,196
  590,376  EnCana Corp.                          18,177,677
  178,369  EOG Resources, Inc.                   18,648,479
1,012,385  EXCO Resources, Inc.                  17,868,595
  240,722  Exxon Mobil Corp.                     19,589,956
  720,906  Forest Oil Corp. (b)                  19,255,399
1,184,027  McMoRan Exploration Co. (b)           21,880,819
  295,919  Murphy Oil Corp.                      19,430,042
  283,220  Newfield Exploration Co. (b)          19,264,624
  221,586  Noble Energy, Inc.                    19,860,753
  764,829  Petrohawk Energy Corp. (b)            18,868,331
2,771,270  PetroQuest Energy, Inc. (b)           19,454,315
  481,567  QEP Resources, Inc.                   20,143,948
1,294,130  Quicksilver Resources, Inc. (b)       19,101,359
  363,869  Range Resources Corp.                 20,194,730
  279,138  Royal Dutch Shell PLC,
              Class A, ADR                       19,855,086
1,827,298  SandRidge Energy, Inc. (b)            19,478,997
  454,875  Southwestern Energy Co. (b)           19,505,040
  786,445  Statoil ASA, ADR                      20,015,025
  644,894  Stone Energy Corp. (b)                19,598,329
  967,016  Talisman Energy, Inc.                 19,814,158
  410,977  Ultra Petroleum Corp. (b)             18,822,747
                                               ------------
                                                549,815,693
                                               ------------
           TOTAL COMMON STOCKS --
              100.0%                            569,140,615
             (Cost $537,530,024)

           MONEY MARKET FUND -- 0.3%
1,395,824  Morgan Stanley Institutional
            Treasury Money Market
            Fund - 0.01% (c)                      1,395,824
            (Cost $1,395,824)                  ------------


           TOTAL INVESTMENTS -- 100.3%          570,536,439
             (Cost $538,925,848) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%              (1,604,396)
                                               ------------
           NET ASSETS -- 100.0%                $568,932,043
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.


(c)   Represents annualized 7-day yield at June 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $42,397,030 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,786,439.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $569,140,615     $    --      $    --
Money Market Fund       1,395,824          --           --
                     --------------------------------------
TOTAL INVESTMENTS    $570,536,439     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 72                See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.8%
           AIRLINES -- 0.8%
   44,205  China Southern Airlines Co., Ltd.,
              ADR (b)                        $    1,195,303
                                               ------------
           COMMERCIAL BANKS -- 14.2%
   60,813  HDFC Bank Ltd., ADR                   10,726,805
  215,815  ICICI Bank Ltd., ADR                  10,639,680
                                               ------------
                                                 21,366,485
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              0.8%
   10,301  New Oriental Education &
              Technology Group, Inc., ADR (b)     1,150,828
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.7%
   17,568  China Telecom Corp., Ltd., ADR         1,149,825
  140,599  China Unicom (Hong Kong) Ltd.,
              ADR                                 2,849,942
                                               ------------
                                                  3,999,767
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 0.7%
   37,946  Mindray Medical International Ltd.,
              ADR                                 1,064,385
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              7.1%
  140,492  Ctrip.com International Ltd., ADR (b)  6,052,395
   30,267  Home Inns & Hotels Management,
              Inc., ADR (b)                       1,151,357
  273,362  Melco Crown Entertainment Ltd.,
              ADR (b)                             3,490,833
                                               ------------
                                                 10,694,585
                                               ------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.7%
   47,185  Huaneng Power International, Inc.,
              ADR                                 1,005,984
                                               ------------
           INSURANCE -- 0.7%
   20,227  China Life Insurance Co., Ltd., ADR    1,048,568
                                               ------------
           INTERNET & CATALOG RETAIL -- 2.7%
   77,804  E-Commerce China Dangdang, Inc.
              ADR (b)                               901,748
  128,532  Makemytrip Ltd. (b)                    3,149,034
                                               ------------
                                                  4,050,782
                                               ------------
           INTERNET SOFTWARE & SERVICES --
              16.3%
   81,860  Baidu, Inc., ADR (b)                  11,471,042
   24,786  NetEase.com, Inc., ADR (b)             1,117,601
   63,706  SINA Corp. (b)                         6,631,795
   14,912  Sohu.com, Inc. (b)                     1,077,690
   58,298  SouFun Holdings Ltd., ADR (b)          1,204,437
   90,887  Youku.com, Inc., ADR (b)               3,121,968
                                               ------------
                                                 24,624,533
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           IT SERVICES -- 10.4%
  157,742  Infosys Technologies Ltd., ADR      $ 10,289,511
  414,219  Wipro Ltd., ADR                        5,455,264
                                               ------------

                                                 15,744,775
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES --
              0.7%
   61,890  WuXi PharmaTech Cayman, Inc.,
              ADR (b)                             1,086,788
                                               ------------
           MACHINERY -- 3.8%
  253,853  Tata Motors Ltd., ADR                  5,714,231
                                               ------------
           MARINE -- 0.7%
   71,119  Seaspan Corp.                          1,039,049
                                               ------------
           MEDIA -- 0.8%
   38,029  Focus Media Holding Ltd., ADR (b)      1,182,702
                                               ------------
           METALS & MINING -- 4.6%
   50,428  Aluminum Corp. of China Ltd.,
              ADR                                 1,094,792
  385,596  Sterlite Industries (India) Ltd.,
              ADR (b)                             5,803,220
                                               ------------
                                                  6,898,012
                                               ------------
           OIL, GAS & CONSUMABLE FUELS --
              12.0%
   10,794  China Petroleum & Chemical
              Corp., ADR                          1,094,943
   42,104  CNOOC Ltd., ADR                        9,933,597
   41,419  PetroChina Co., Ltd., ADR              6,048,417
   27,507  Yanzhou Coal Mining Co., Ltd.,
              ADR                                 1,058,744
                                               ------------
                                                 18,135,701
                                               ------------
           PHARMACEUTICALS -- 1.9%
   82,656  Dr. Reddy's Laboratories Ltd., ADR     2,837,580
                                               ------------
           PROFESSIONAL SERVICES -- 0.8%
   20,786  51job, Inc., ADR (b)                   1,166,718
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.3%
  205,724  JA Solar Holdings Co., Ltd., ADR (b)   1,141,768
  152,623  LDK Solar Co., Ltd., ADR (b)           1,120,253
  197,480  Renesola Ltd., ADR (b)                 1,030,845
   70,491  Spreadtrum Communications, Inc.,
              ADR (b)                             1,110,938
  144,526  Suntech Power Holdings Co., Ltd.,
              ADR (b)                             1,137,420
   54,150  Trina Solar Ltd., ADR (b)              1,214,043
  132,157  Yingli Green Energy Holding Co.,
              Ltd., ADR (b)                       1,217,166
                                               ------------
                                                  7,972,433
                                               ------------
           SOFTWARE -- 5.2%
   71,761  AsiaInfo Holdings, Inc. (b)            1,188,362
   28,034  Changyou.com Ltd., ADR (b)             1,234,337
  139,647  Giant Interactive Group, Inc., ADR     1,027,802


                       See Notes to Financial Statements                 Page 73

FIRST TRUST ISE CHINDIA INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           SOFTWARE (Continued)
   28,063  Longtop Financial Technologies
              Ltd., ADR (b)                    $    133,299
   51,177  Perfect World Co., Ltd., ADR (b)         960,081
  162,961  Shanda Games Ltd., ADR (b)             1,062,506
   28,042  Shanda Interactive Entertainment
              Ltd., ADR (b)                       1,088,310
   49,228  VanceInfo Technologies, Inc.,
              ADR (b)                             1,137,659
                                               ------------
                                                  7,832,356
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 6.9%
  223,666  China Mobile Ltd., ADR                10,463,095
                                               ------------

           TOTAL INVESTMENTS -- 99.8%           150,274,660
             (Cost $127,927,890) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                   370,574
                                               ------------
           NET ASSETS -- 100.0%                $150,645,234
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,315,125 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,968,355.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $150,274,660     $    --      $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


Page 74                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 2.9%
   19,454  Ceradyne, Inc. (b)                  $    758,511
    9,663  Esterline Technologies Corp. (b)         738,253
    7,527  Triumph Group, Inc.                      749,539
                                               ------------
                                                  2,246,303
                                               ------------
           AIR FREIGHT & LOGISTICS -- 1.1%
   38,767  Park-Ohio Holdings Corp. (b)             819,534
                                               ------------
           AIRLINES -- 1.0%
   10,807  Alaska Air Group, Inc. (b)               739,847
                                               ------------
           AUTO COMPONENTS -- 8.5%
   70,543  American Axle & Manufacturing
              Holdings, Inc. (b)                    802,779
   10,014  Autoliv, Inc.                            785,598
   44,661  Dana Holding Corp. (b)                   817,296
   35,961  Federal-Mogul Corp. (b)                  820,990
   48,448  Goodyear Tire & Rubber (The)
              Co. (b)                               812,473
   51,671  Standard Motor Products, Inc.            786,949
   19,037  Tenneco, Inc. (b)                        838,961
   13,564  TRW Automotive Holdings Corp. (b)        800,683
                                               ------------
                                                  6,465,729
                                               ------------
           CAPITAL MARKETS -- 1.9%
   91,161  BGC Partners, Inc., Class A              704,675
   43,947  Blackstone Group (The) L.P. (c)          727,762
                                               ------------
                                                  1,432,437
                                               ------------
           CHEMICALS -- 6.2%
   65,062  American Vanguard Corp.                  843,854
    5,212  CF Industries Holdings, Inc.             738,384
    7,497  Eastman Chemical Co.                     765,219
   42,660  Huntsman Corp.                           804,141
    4,558  NewMarket Corp.                          778,096
   33,982  Solutia, Inc. (b)                        776,489
                                               ------------
                                                  4,706,183
                                               ------------
           COMPUTERS & PERIPHERALS -- 1.0%
   44,651  Dell, Inc. (b)                           744,332
                                               ------------
           CONSTRUCTION & ENGINEERING --
              1.0%
   26,008  Layne Christensen Co. (b)                789,083
                                               ------------
           CONSUMER FINANCE -- 1.0%
   14,576  Capital One Financial Corp.              753,142
                                               ------------
           CONTAINERS & PACKAGING -- 1.0%
   19,173  Ball Corp.                               737,394
                                               ------------
           DIVERSIFIED CONSUMER SERVICES --
              1.1%
   14,899  Coinstar, Inc. (b)                       812,591
                                               ------------
           DIVERSIFIED FINANCIAL SERVICES --
              1.0%
   30,343  NASDAQ OMX Group (The),
              Inc. (b)                              767,678
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.9%
   18,570  BCE, Inc.                           $    729,615
   22,676  BT Group PLC, ADR                        741,505
  175,456  Vonage Holdings Corp. (b)                773,761
                                               ------------
                                                  2,244,881
                                               ------------
           ELECTRIC UTILITIES -- 0.9%
   28,018  Portland General Electric Co.            708,295
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 7.1%
   19,634  Arrow Electronics, Inc. (b)              814,811
   24,116  Avnet, Inc. (b)                          768,818
   88,486  Celestica, Inc. (b)                      775,137
   39,583  Jabil Circuit, Inc.                      799,577
   29,029  Molex, Inc.                              748,077
   43,862  Newport Corp. (b)                        796,973
   57,553  Orbotech Ltd. (b)                        733,801
                                               ------------
                                                  5,437,194
                                               ------------
           ENERGY EQUIPMENT & SERVICES --
              1.1%
   33,794  RPC, Inc.                                829,305
                                               ------------
           FOOD & STAPLES RETAILING -- 0.9%
   16,012  Walgreen Co.                             679,870
                                               ------------
           FOOD PRODUCTS -- 2.9%
   23,763  Archer-Daniels-Midland Co.               716,454
   13,539  Corn Products International, Inc.        748,436
   32,948  Smithfield Foods, Inc. (b)               720,573
                                               ------------
                                                  2,185,463
                                               ------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.9%
   27,506  Greatbatch, Inc. (b)                     737,711
   12,967  Kinetic Concepts, Inc. (b)               747,288
                                               ------------
                                                  1,484,999
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.8%
   16,155  Aetna, Inc.                              712,274
   14,453  CIGNA Corp.                              743,318
   68,783  Health Management Associates,
              Inc., Class A (b)                     741,480
   13,749  Universal Health Services, Inc.,
              Class B                               708,486
                                               ------------
                                                  2,905,558
                                               ------------
           HOTELS, RESTAURANTS & LEISURE --
              2.0%
   30,049  Domino's Pizza, Inc. (b)                 758,437
   21,436  Red Robin Gourmet Burgers,
              Inc. (b)                              779,841
                                               ------------
                                                  1,538,278
                                               ------------


                       See Notes to Financial Statements                 Page 75

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           HOUSEHOLD DURABLES -- 2.0%
   90,484  Bassett Furniture Industries, Inc.  $    713,014
   22,590  Helen of Troy Ltd. (b)                   780,033
                                               ------------
                                                  1,493,047
                                               ------------
           IT SERVICES -- 2.0%
    8,064  Alliance Data Systems Corp. (b)          758,580
    4,383  International Business Machines
              Corp.                                 751,904
                                               ------------
                                                  1,510,484
                                               ------------
           MACHINERY -- 3.2%
   56,041  NN, Inc. (b)                             838,373
   16,437  Sauer-Danfoss, Inc. (b)                  828,260
   15,359  Timken (The) Co.                         774,094
                                               ------------
                                                  2,440,727
                                               ------------
           MEDIA -- 7.1%
   30,507  Comcast Corp., Class A                   773,047
   15,416  DIRECTV, Class A (b)                     783,441
   25,902  DISH Network Corp., Class A (b)          794,414
   50,354  Knology, Inc. (b)                        747,757
   34,835  Shaw Communications, Inc.,
              Class B                               795,283
   72,242  Sinclair Broadcast Group, Inc.,
              Class A                               793,217
    9,713  Time Warner Cable, Inc.                  758,003
                                               ------------
                                                  5,445,162
                                               ------------
           METALS & MINING -- 4.2%
    8,808  Cliffs Natural Resources, Inc.           814,300
   15,243  Freeport-McMoRan Copper &
              Gold, Inc.                            806,355
   21,374  Materion Corp. (b)                       790,197
   10,889  Rio Tinto PLC, ADR                       787,492
                                               ------------
                                                  3,198,344
                                               ------------
           MULTILINE RETAIL -- 2.0%
   14,084  Dillard's, Inc., Class A                 734,340
   26,139  Macy's, Inc.                             764,304
                                               ------------
                                                  1,498,644
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 3.0%
   10,201  Alliance Resource Partners L.P. (c)      790,067
    7,227  Chevron Corp.                            743,225
    9,075  Exxon Mobil Corp.                        738,524
                                               ------------
                                                  2,271,816
                                               ------------
           PAPER & FOREST PRODUCTS -- 4.0%
   49,180  Glatfelter                               756,388
   26,333  International Paper Co.                  785,250
   23,082  MeadWestvaco Corp.                       768,862
   35,695  Neenah Paper, Inc.                       759,590
                                               ------------
                                                  3,070,090
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           PERSONAL PRODUCTS -- 0.1%
   94,143  China-Biotics, Inc. (b)         $         80,022
                                               ------------
           ROAD & RAIL -- 1.0%
   45,456  Avis Budget Group, Inc. (b)              776,843
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 12.2%
   19,688  Analog Devices, Inc.                     770,588
   71,386  Brooks Automation, Inc. (b)              775,252
   45,420  Fairchild Semiconductor
              International, Inc. (b)               758,968
   19,520  FEI Co. (b)                              745,469
   54,309  GT Solar International, Inc. (b)         879,806
   33,911  Intel Corp.                              751,468
   28,925  International Rectifier Corp. (b)        809,032
   18,948  KLA-Tencor Corp.                         767,015
   70,206  Kulicke & Soffa Industries, Inc. (b)     782,095
   75,078  ON Semiconductor Corp. (b)               786,067
   89,575  Photronics, Inc. (b)                     758,700
   74,469  STMicroelectronics N.V.                  741,711
                                               ------------
                                                  9,326,171
                                               ------------
           SPECIALTY RETAIL -- 4.0%
   14,986  DSW, Inc., Class A (b)                   758,442
   30,920  Foot Locker, Inc.                        734,659
   15,861  Genesco, Inc. (b)                        826,358
   16,287  PetSmart, Inc.                           738,941
                                               ------------
                                                  3,058,400
                                               ------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 1.0%
   22,376  Oxford Industries, Inc.                  755,414
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
   21,723  Kaman Corp.                              770,515
                                               ------------
           WATER UTILITIES -- 1.0%
   24,693  American Water Works Co., Inc.           727,209
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
   44,907  MetroPCS Communications,
              Inc. (b)                              772,849
                                               ------------
           TOTAL INVESTMENTS -- 100.0%           76,223,833
             (Cost $72,850,342) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     4,290
                                               ------------
           NET ASSETS -- 100.0%                $ 76,228,123
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

Page 76                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

JUNE 30, 2011 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,945,047 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,571,556.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $76,223,833     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 77

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           COMMERCIAL BANKS -- 77.4%
    3,232  1st Source Corp.                    $     67,032
    3,160  Ameris Bancorp (b)                        28,029
    1,517  Arrow Financial Corp.                     37,121
   23,046  Associated Banc-Corp.                    320,339
    2,047  BancFirst Corp.                           79,014
    4,414  Bancorp (The), Inc. (b)                   46,126
    2,274  Bank of the Ozarks, Inc.                 118,384
    9,101  BOK Financial Corp.                      498,462
   10,239  Boston Private Financial Holdings,
              Inc.                                   67,373
    1,669  Bryn Mawr Bank Corp.                      33,797
    1,021  Camden National Corp.                     33,499
    3,847  Cardinal Financial Corp.                  42,125
   10,457  Cathay General Bancorp                   171,390
    5,308  Center Financial Corp. (b)                33,706
    3,650  Chemical Financial Corp.                  68,474
   52,896  Citizens Republic Bancorp, Inc. (b)       36,504
    2,026  City Holding Co.                          66,919
    4,926  CoBiz Financial, Inc.                     32,216
    5,250  Columbia Banking System, Inc.             90,405
   11,585  Commerce Bancshares, Inc.                498,155
    2,049  Community Trust Bancorp, Inc.             56,798
   14,106  CVB Financial Corp.                      130,481
    2,635  Eagle Bancorp, Inc. (b)                   35,046
   19,776  East West Bancorp, Inc.                  399,673
    1,834  Financial Institutions, Inc.              30,114
   11,515  First Busey Corp.                         60,914
    1,164  First Citizens BancShares, Inc.,
              Class A                               217,924
    2,380  First Community Bancshares, Inc.          33,320
    7,746  First Financial Bancorp                  129,281
    4,181  First Financial Bankshares, Inc.         144,035
    1,749  First Financial Corp.                     57,262
    2,144  First Interstate BancSystem, Inc.,
              Class A                                31,603
    3,411  First Merchants Corp.                     30,494
    9,912  First Midwest Bancorp, Inc.              121,819
   14,527  FirstMerit Corp.                         239,841
   26,498  Fulton Financial Corp.                   283,794
    9,563  Glacier Bancorp, Inc.                    128,909
    1,789  Great Southern Bancorp, Inc.              33,902
    4,440  Hampton Roads Bankshares, Inc. (b)        43,956
    5,837  Hancock Holding Co.                      180,830
    3,789  Home Bancshares, Inc.                     89,572
    2,352  Hudson Valley Holding Corp.               45,417
    3,596  IBERIABANK Corp.                         207,273
    2,850  Independent Bank Corp.                    74,813
    9,002  International Bancshares Corp.           150,603
   15,049  Investors Bancorp, Inc. (b)              213,696
    2,154  Lakeland Financial Corp.                  47,948
    7,238  MB Financial, Inc.                       139,259
    5,054  Nara Bancorp, Inc. (b)                    41,089
   20,163  National Penn Bancshares, Inc.           159,893
    4,580  NBT Bancorp, Inc.                        101,355
    4,375  Pacific Capital Bancorp (b)              139,081
    4,949  PacWest Bancorp                          101,801


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL BANKS (Continued)
    4,539  Pinnacle Financial Partners,
              Inc. (b)                         $     70,627
    9,549  PrivateBancorp, Inc.                     131,776
    6,235  Prosperity Bancshares, Inc.              273,218
    3,332  Renasant Corp.                            48,281
    2,478  Republic Bancorp, Inc., Class A           49,312
    3,731  S&T Bancorp, Inc.                         69,359
    3,203  Sandy Spring Bancorp, Inc.                57,622
    1,858  SCBT Financial Corp.                      53,287
    5,499  Signature Bank (b)                       314,543
    2,305  Simmons First National Corp.,
              Class A                                59,146
    2,186  Southside Bancshares, Inc.                43,392
    2,585  Southwest Bancorp, Inc. (b)               25,307
    4,204  State Bank Financial Corp. (b)            68,820
    3,056  StellarOne Corp.                          37,008
    8,237  Sterling Financial Corp. (b)             132,369
   11,034  Sun Bancorp, Inc. (b)                     40,274
   17,284  Susquehanna Bancshares, Inc.             138,272
    5,703  SVB Financial Group (b)                  340,526
    4,949  Texas Capital Bancshares, Inc. (b)       127,833
    1,606  Tower Bancorp, Inc.                       44,004
    3,868  TowneBank                                 51,754
    8,509  Trustmark Corp.                          199,196
    5,388  UMB Financial Corp.                      225,649
   15,245  Umpqua Holdings Corp.                    176,385
    3,462  Union First Market Bankshares Corp.       42,167
    5,804  United Bankshares, Inc.                  142,082
    2,781  United Community Banks, Inc. (b)          29,367
    2,161  Washington Trust Bancorp, Inc.            49,638
    3,536  WesBanco, Inc.                            69,518
    2,564  West Coast Bancorp (b)                    42,973
    3,840  Westamerica Bancorporation               189,120
    9,480  Wilshire Bancorp, Inc. (b)                27,871
    4,649  Wintrust Financial Corp.                 149,605
   24,445  Zions Bancorporation                     586,924
                                               ------------
                                                 10,378,091
                                               ------------
           IT SERVICES -- 0.3%
    1,252  Cass Information Systems, Inc.            47,275
                                               ------------
           THRIFTS & MORTGAGE FINANCE --
              22.3%
   10,734  Beneficial Mutual Bancorp, Inc. (b)       88,180
    2,231  Berkshire Hills Bancorp, Inc.             49,952
    7,855  Brookline Bancorp, Inc.                   72,816
   22,273  Capitol Federal Financial, Inc.          261,930
    4,645  Dime Community Bancshares, Inc.           67,538
   40,320  First Niagara Financial Group, Inc.      532,224
    4,174  Flushing Financial Corp.                  54,262
   14,108  Northwest Bancshares, Inc.               177,479
    7,474  Oritani Financial Corp.                   95,592
   47,615  People's United Financial, Inc.          639,946
    5,058  Provident New York Bancorp                42,285
    3,924  Rockville Financial, Inc.                 38,848
    1,593  Territorial Bancorp, Inc.                 33,007
   41,015  TFS Financial Corp. (b)                  397,025
   10,288  TrustCo Bank Corp. NY                     50,411


Page 78                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           THRIFTS & MORTGAGE FINANCE
              (Continued)
    2,141  United Financial Bancorp, Inc.      $     33,036
    4,633  ViewPoint Financial Group                 63,935
   14,771  Washington Federal, Inc.                 242,688
    1,143  WSFS Financial Corp.                      45,320
                                               ------------
                                                  2,986,474
                                               ------------
           TOTAL INVESTMENTS -- 100.0%
             (Cost $13,532,662) (c)              13,411,840
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      (328)
                                               ------------
           NET ASSETS -- 100.0%                $ 13,411,512
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $319,661 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $440,483.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $13,411,840     $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 79

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (UNAUDITED)

                                                                           FIRST TRUST         FIRST TRUST
                                                                         DOW JONES SELECT      MORNINGSTAR         FIRST TRUST
                                                                             MICROCAP      DIVIDEND LEADERS(SM)       US IPO
                                                                          INDEX(SM) FUND        INDEX FUND          INDEX FUND
                                                                         ----------------  --------------------   --------------
ASSETS:
Investments at value...................................................   $  132,689,204      $  171,551,056      $   20,606,432
Cash...................................................................               --                  --              31,356
Receivables:
      Capital shares sold..............................................               --           2,493,623                  --
      Investment securities sold.......................................        2,557,997                  --                  --
      Dividends........................................................          180,727             543,011              27,199
      Interest.........................................................               --                  --                  --
      Reclaims.........................................................               --                  --                  --
Prepaid expenses.......................................................           16,578               5,695               4,672
                                                                          --------------      --------------      --------------
      TOTAL ASSETS.....................................................      135,444,506         174,593,385          20,669,659
                                                                          --------------      --------------      --------------
LIABILITIES:
Due to custodian.......................................................           22,478             309,662                  --
Payables:
      Capital shares purchased.........................................        1,126,567                  --                  --
      Investment securities purchased..................................        1,530,251           2,493,514               3,095
      Investment advisory fees.........................................           38,189              38,132               1,723
      Audit and tax fees...............................................           15,527              15,527              15,527
      Printing fees....................................................            6,025               7,928                  --
      Licensing fees...................................................               --              26,403              24,797
Other liabilities......................................................           25,179              30,217               4,555
                                                                          --------------      --------------      --------------
      TOTAL LIABILITIES................................................        2,764,216           2,921,383              49,697
                                                                          --------------      --------------      --------------
NET ASSETS.............................................................   $  132,680,290      $  171,672,002      $   20,619,962
                                                                          ==============      ==============      ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................   $  121,522,286      $  185,858,414      $   22,662,692
Par value..............................................................           58,050             102,000               8,000
Accumulated net investment income (loss)...............................          105,284             186,933              26,167
Accumulated net realized gain (loss) on investments....................       (2,801,035)        (26,275,614)         (4,441,047)
Net unrealized appreciation (depreciation) on investments..............       13,795,705          11,800,269           2,364,150
                                                                          --------------      --------------      --------------
NET ASSETS.............................................................   $  132,680,290      $  171,672,002      $   20,619,962
                                                                          ==============      ==============      ==============
NET ASSET VALUE, per share.............................................   $        22.86      $        16.83      $        25.77
                                                                          ==============      ==============      ==============
Number of shares outstanding (unlimited number of shares has been
   authorized, par value $0.01 per share) .............................        5,805,000          10,200,002             800,002
                                                                          ==============      ==============      ==============
Investments at cost....................................................   $  118,893,499      $  159,750,787      $   18,242,282
                                                                          ==============      ==============      ==============


Page 80                See Notes to Financial Statements

 FIRST TRUST          FIRST TRUST        FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
  NASDAQ-100          NASDAQ-100-         NYSE ARCA           DOW JONES           STRATEGIC      VALUE LINE(R) EQUITY
EQUAL WEIGHTED     TECHNOLOGY SECTOR    BIOTECHNOLOGY          INTERNET             VALUE             ALLOCATION
INDEX(SM) FUND      INDEX(SM) FUND        INDEX FUND        INDEX(SM) FUND        INDEX FUND          INDEX FUND
--------------      --------------      --------------      --------------      --------------      --------------

$  103,148,614      $  556,207,099      $  545,586,100      $  725,185,157      $   39,279,035      $    7,269,972
        22,453             368,311             149,168                  --              16,710                  --

     8,835,720                  --          30,681,745                  --                  --                  --
            --                  --           4,731,923                  --                  --              20,724
        50,854                  --                  --                  --              47,588               6,488
            --                  --                  --                   3                  --                  --
            --                  --                  --                  --                  --                  --
         7,107              13,358               6,756               7,859               4,845               5,177
--------------      --------------      --------------      --------------      --------------      --------------
   112,064,748         556,588,768         581,155,692         725,193,019          39,348,178           7,302,361
--------------      --------------      --------------      --------------      --------------      --------------

            --                  --                  --             234,270                  --              26,052

            --                  --                  --                  --                  --                  --
     8,837,237                  --          30,689,701                  --                  --              20,833
        27,592             168,851             132,284             137,800              12,052                  18
        15,527              15,527              15,527              15,527              15,527              15,527
         3,032              27,522              12,472              28,811               2,372                  --
        23,558             149,698              99,525             102,558               9,913               2,745
        15,972              97,983              52,632             116,651              10,816               3,135
--------------      --------------      --------------      --------------      --------------      --------------
     8,922,918             459,581          31,002,141             635,617              50,680              68,310
--------------      --------------      --------------      --------------      --------------      --------------
$  103,141,830      $  556,129,187      $  550,153,551      $  724,557,402      $   39,297,498      $    7,234,051
==============      ==============      ==============      ==============      ==============      ==============

$   99,035,711      $  523,457,001      $  511,654,058      $  629,408,324      $   58,879,512      $   11,001,243
        40,500             215,500             125,500             200,000              16,000               3,500
        38,207            (136,672)           (746,441)           (171,000)             18,373               3,615
    (3,065,990)          1,818,069             (72,837)         36,307,448         (21,844,669)         (3,908,580)
     7,093,402          30,775,289          39,193,271          58,812,630           2,228,282             134,273
--------------      --------------      --------------      --------------      --------------      --------------
$  103,141,830      $  556,129,187      $  550,153,551      $  724,557,402      $   39,297,498      $    7,234,051
==============      ==============      ==============      ==============      ==============      ==============
$        25.47      $        25.81      $        43.84      $        36.23      $        24.56      $        20.67
==============      ==============      ==============      ==============      ==============      ==============

     4,050,002          21,550,002          12,550,002          20,000,002           1,600,002             350,002
==============      ==============      ==============      ==============      ==============      ==============
$   96,055,212      $  525,431,810      $  506,392,829      $  666,372,527      $   37,050,753      $    7,135,699
==============      ==============      ==============      ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 81

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2011 (UNAUDITED)

                                                                                                                   FIRST TRUST
                                                                           FIRST TRUST         FIRST TRUST          NASDAQ(R)
                                                                          VALUE LINE(R)         NASDAQ-100        CLEAN EDGE(R)
                                                                             DIVIDEND      EX-TECHNOLOGY SECTOR    GREEN ENERGY
                                                                            INDEX FUND        INDEX(SM) FUND        INDEX FUND
                                                                         ----------------  --------------------   --------------
ASSETS:
Investments at value...................................................   $  285,506,377      $   30,741,124      $   35,135,636
Cash...................................................................               --                  --              44,538
Receivables:
      Capital shares sold..............................................        2,410,959                  --                  --
      Investment securities sold.......................................               --                  --                  --
      Dividends........................................................          707,703              25,979                  --
      Interest.........................................................               --                  --                  --
      Reclaims.........................................................           14,996                  --                 335
Prepaid expenses.......................................................            7,097               5,800               6,325
                                                                          --------------      --------------      --------------
      TOTAL ASSETS.....................................................      288,647,132          30,772,903          35,186,834
                                                                          --------------      --------------      --------------
LIABILITIES:
Due to custodian.......................................................          135,263              45,500                  --
Payables:
      Capital shares purchased.........................................               --                  --                  --
      Investment securities purchased..................................        2,407,947                  --                  --
      Investment advisory fees.........................................           99,085               6,398               7,052
      Audit and tax fees...............................................           15,527              15,527              15,527
      Printing fees....................................................           25,712                  --                 973
      Licensing fees...................................................          100,616               7,344               9,133
Other liabilities......................................................           52,152               6,697               8,193
                                                                          --------------      --------------      --------------
      TOTAL LIABILITIES................................................        2,836,302              81,466              40,878
                                                                          --------------      --------------      --------------
NET ASSETS.............................................................   $  285,810,830      $   30,691,437      $   35,145,956
                                                                          ==============      ==============      ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................   $  291,292,246      $   27,375,890      $   57,630,162
Par value..............................................................          177,380              13,000              23,000
Accumulated net investment income (loss)...............................          240,895              (2,560)            (38,335)
Accumulated net realized gain (loss) on investments ...................      (46,137,657)           (893,431)        (22,632,953)
Net unrealized appreciation (depreciation) on investments..............       40,237,966           4,198,538             164,082
                                                                          --------------      --------------      --------------
NET ASSETS.............................................................   $  285,810,830      $   30,691,437      $   35,145,956
                                                                          ==============      ==============      ==============
NET ASSET VALUE, per share.............................................   $        16.11      $        23.61      $        15.28
                                                                          ==============      ==============      ==============
Number of shares outstanding (unlimited number of shares has been
   authorized, par value $0.01 per share) .............................       17,737,986           1,300,002           2,300,002
                                                                          ==============      ==============      ==============
Investments at cost....................................................   $  245,268,411      $   26,542,586      $   34,971,554
                                                                          ==============      ==============      ==============


Page 82                See Notes to Financial Statements

                                                                                                     FIRST TRUST
 FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          FIRST TRUST       NASDAQ(R) ABA
     S&P                 ISE              ISE-REVERE             ISE           VALUE LINE(R) 100      COMMUNITY
     REIT               WATER            NATURAL GAS           CHINDIA          EXCHANGE-TRADED          BANK
  INDEX FUND          INDEX FUND          INDEX FUND          INDEX FUND             FUND             INDEX FUND
--------------      --------------      --------------      --------------      --------------      --------------

$   81,995,439      $   69,482,107      $  570,536,439      $  150,274,660      $   76,223,833      $   13,411,840
            --                  --                  --               2,475             180,717               4,051

     3,182,270                  --                  --                  --                  --                  --
            --                  --           1,077,897                  --          10,556,519                  --
       183,788             114,174              57,580             476,882              57,876              18,091
             2                  --                   4                  --                  --                  --
            --                  --                  --                  --                 502                  --
        13,785               5,057              11,539               6,523               5,439               1,024
--------------      --------------      --------------      --------------      --------------      --------------
    85,375,284          69,601,338         571,683,459         150,760,540          87,024,886          13,435,006
--------------      --------------      --------------      --------------      --------------      --------------

       955,500             413,820           1,147,058                  --                  --                  --

            --                  --           1,077,521                  --          10,555,990                  --
     3,174,127                  --                  --                  --             118,830                  --
        16,795              22,223             178,190              25,443              34,038                 964
        15,527              15,527              15,527              15,527              15,527              15,527
         1,467               1,962              44,004               9,210               6,301                  --
            --               8,696             158,645              31,911              45,177               3,056
        15,135              13,088             130,471              33,215              20,900               3,947
--------------      --------------      --------------      --------------      --------------      --------------
     4,178,551             475,316           2,751,416             115,306          10,796,763              23,494
--------------      --------------      --------------      --------------      --------------      --------------
$   81,196,733      $   69,126,022      $  568,932,043      $  150,645,234      $   76,228,123      $   13,411,512
==============      ==============      ==============      ==============      ==============      ==============

$   68,853,869      $   72,159,307      $  567,932,640      $  159,172,428      $  145,624,132      $   13,559,913
        51,000              30,000             264,000              59,500              53,400               5,500
       378,850              (5,198)           (193,451)             15,994               7,469               4,109
     1,246,367          (9,118,374)        (30,681,737)        (30,949,458)        (72,830,369)            (37,188)
    10,666,647           6,060,287          31,610,591          22,346,770           3,373,491            (120,822)
--------------      --------------      --------------      --------------      --------------      --------------
$   81,196,733      $   69,126,022      $  568,932,043      $  150,645,234      $   76,228,123      $   13,411,512
==============      ==============      ==============      ==============      ==============      ==============
$        15.92      $        23.04      $        21.55      $        25.32      $        14.27      $        24.38
==============      ==============      ==============      ==============      ==============      ==============

     5,100,002           3,000,002          26,400,002           5,950,002           5,339,982             550,002
==============      ==============      ==============      ==============      ==============      ==============
$   71,328,792      $   63,421,820      $  538,925,848      $  127,927,890      $   72,850,342      $   13,532,662
==============      ==============      ==============      ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 83

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                           FIRST TRUST         FIRST TRUST
                                                                         DOW JONES SELECT      MORNINGSTAR         FIRST TRUST
                                                                             MICROCAP      DIVIDEND LEADERS(SM)       US IPO
                                                                          INDEX(SM) FUND        INDEX FUND          INDEX FUND
                                                                         ----------------  --------------------   --------------
INVESTMENT INCOME:
Dividends..............................................................   $      836,428      $    3,898,414      $      121,950
Foreign tax withholding................................................               --                  --                  --
Interest...............................................................               --                  --                  --
                                                                          --------------      --------------      --------------
   Total investment income.............................................          836,428           3,898,414             121,950
                                                                          --------------      --------------      --------------

EXPENSES:
Investment advisory fees...............................................          371,547             251,617              36,649
Accounting and administration fees.....................................           39,303              43,257               5,877
Licensing fees.........................................................           13,700              61,298              24,795
Audit and tax fees.....................................................           11,778              11,778              11,778
Legal fees.............................................................           11,370              12,721               1,730
Printing fees..........................................................           10,082              11,868               1,851
Custodian fees.........................................................            9,288              10,484               1,145
Transfer agent fees....................................................            4,993               5,299                 935
Listing fees...........................................................            4,156               4,156               4,156
Trustees' fees and expenses............................................              911                 978                 107
Registration and filing fees...........................................               --               2,344                  86
Expenses previously waived or reimbursed...............................               --                  --                  --
Other expenses.........................................................            4,090               5,451               1,075
                                                                          --------------      --------------      --------------
   Total expenses......................................................          481,218             421,251              90,184

   Less fees waived and expenses reimbursed by the investment advisor            (35,362)            (43,825)            (35,210)
                                                                          --------------      --------------      --------------
   Net expenses........................................................          445,856             377,426              54,974
                                                                          --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)...........................................          390,572           3,520,988              66,976
                                                                          --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................        1,361,976          (1,613,563)           (259,235)
   In-kind redemptions.................................................        7,943,907          10,096,865           1,244,881
   Foreign currency transactions.......................................               --                  --                  --
                                                                          --------------      --------------      --------------
Net realized gain (loss)...............................................        9,305,883           8,483,302             985,646

Net change in unrealized appreciation (depreciation) on investments ...       (5,078,468)            134,835             582,306
                                                                          --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................        4,227,415           8,618,137           1,567,952
                                                                          --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $    4,617,987      $   12,139,125      $    1,634,928
                                                                          ==============      ==============      ==============


Page 84                See Notes to Financial Statements

 FIRST TRUST          FIRST TRUST        FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
  NASDAQ-100          NASDAQ-100-         NYSE ARCA           DOW JONES           STRATEGIC      VALUE LINE(R) EQUITY
EQUAL WEIGHTED     TECHNOLOGY SECTOR    BIOTECHNOLOGY          INTERNET             VALUE             ALLOCATION
INDEX(SM) FUND      INDEX(SM) FUND        INDEX FUND        INDEX(SM) FUND        INDEX FUND          INDEX FUND
--------------      --------------      --------------      --------------      --------------      --------------

$      405,421      $    3,284,148      $           --      $    2,156,509      $      370,855      $       56,397
          (566)                 --                  --                  --                  --              (1,254)
            --                  --                  --                  30                  --                   1
--------------      --------------      --------------      --------------      --------------      --------------
       404,855           3,284,148                  --           2,156,539             370,855              55,144
--------------      --------------      --------------      --------------      --------------      --------------


       172,228           1,137,947             497,627           1,399,313              96,986              18,181
        22,888             150,608              62,982             175,902              10,628               3,446
        43,057             284,487              99,525             204,020              19,397               5,892
        11,778              11,778              11,778              11,778              11,778              11,778
         7,687              42,982              20,772              49,316               6,233               1,031
         6,543              39,668              18,416              45,992               4,352                 953
         5,382              35,561              15,551              43,729               2,425                 455
         3,043              17,497               7,490              21,116               1,326                 787
         7,606              11,624               4,156               4,156               4,156               4,156
           479               3,453               1,323               4,266                 275                  54
           585               9,488               1,835               8,207                   1                  --
            --                  --                  --             113,936                  --                  --
         3,923              15,313               8,495              17,238               2,273                 525
--------------      --------------      --------------      --------------      --------------      --------------
       285,199           1,760,406             749,950           2,098,969             159,830              47,258

       (26,856)            (53,486)             (3,509)                 --             (33,748)            (21,804)
--------------      --------------      --------------      --------------      --------------      --------------
       258,343           1,706,920             746,441           2,098,969             126,082              25,454
--------------      --------------      --------------      --------------      --------------      --------------
       146,512           1,577,228            (746,441)             57,570             244,773              29,690
--------------      --------------      --------------      --------------      --------------      --------------



      (132,438)         (6,867,153)         (4,600,396)         (3,012,422)          1,022,331              27,274
     5,053,825          16,475,521          25,414,119          50,606,561           2,598,430           1,049,325
            --                  --                  --                  --                  --                  --
--------------      --------------      --------------      --------------      --------------      --------------
     4,921,387           9,608,368          20,813,723          47,594,139           3,620,761           1,076,599

       (95,922)        (16,109,114)         12,187,155         (19,714,170)         (1,080,901)           (909,973)
--------------      --------------      --------------      --------------      --------------      --------------
     4,825,465          (6,500,746)         33,000,878          27,879,969           2,539,860             166,626
--------------      --------------      --------------      --------------      --------------      --------------

$    4,971,977      $   (4,923,518)     $   32,254,437      $   27,937,539      $    2,784,633      $      196,316
==============      ==============      ==============      ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 85

FIRST TRUST EXCHANGE-TRADED FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                                                                   FIRST TRUST
                                                                           FIRST TRUST         FIRST TRUST          NASDAQ(R)
                                                                          VALUE LINE(R)         NASDAQ-100        CLEAN EDGE(R)
                                                                             DIVIDEND      EX-TECHNOLOGY SECTOR    GREEN ENERGY
                                                                            INDEX FUND        INDEX(SM) FUND        INDEX FUND
                                                                         ----------------  --------------------   --------------
INVESTMENT INCOME:
Dividends..............................................................   $    4,343,103      $      106,115      $       73,701
Foreign tax withholding................................................          (79,928)               (289)               (442)
Interest...............................................................               --                   2                  --
                                                                          --------------      --------------      --------------
   Total investment income.............................................        4,263,175             105,828              73,259
                                                                          --------------      --------------      --------------

EXPENSES:
Investment advisory fees...............................................          609,631              53,007              74,396
Accounting and administration fees.....................................           62,704               7,668              11,421
Licensing fees.........................................................          187,386              13,252              18,599
Audit and tax fees.....................................................           11,778              11,778              11,778
Legal fees.............................................................           24,155               2,548               4,742
Printing fees..........................................................            7,803               2,687               4,385
Custodian fees.........................................................           15,241               1,656               2,325
Transfer agent fees....................................................            7,488               1,138               1,261
Listing fees...........................................................            4,156               7,007               7,327
Trustees' fees and expenses............................................            1,421                 156                 256
Registration and filing fees...........................................            1,305                  --                  65
Expenses previously waived or reimbursed...............................               --                  --                  --
Other expenses.........................................................           10,029               1,263               1,891
                                                                          --------------      --------------      --------------
   Total expenses......................................................          943,097             102,160             138,446

   Less fees waived and expenses reimbursed by the investment advisor            (89,613)            (22,649)            (26,852)
                                                                          --------------      --------------      --------------
   Net expenses........................................................          853,484              79,511             111,594
                                                                          --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)...........................................        3,409,691              26,317             (38,335)
                                                                          --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................       (1,569,736)            (15,041)         (1,519,923)
   In-kind redemptions.................................................       10,929,594             795,264           2,273,543
   Foreign currency transactions.......................................               --                  --                  --
                                                                          --------------      --------------      --------------
Net realized gain (loss)...............................................        9,359,858             780,223             753,620

Net change in unrealized appreciation (depreciation) on investments            5,733,526           2,128,110          (3,439,664)
                                                                          --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................       15,093,384           2,908,333          (2,686,044)
                                                                          --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $   18,503,075      $    2,934,650      $   (2,724,379)
                                                                          ==============      ==============      ==============


Page 86                See Notes to Financial Statements

                                                                                                     FIRST TRUST
 FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          FIRST TRUST       NASDAQ(R) ABA
     S&P                 ISE              ISE-REVERE             ISE           VALUE LINE(R) 100      COMMUNITY
     REIT               WATER            NATURAL GAS           CHINDIA          EXCHANGE-TRADED          BANK
  INDEX FUND          INDEX FUND          INDEX FUND          INDEX FUND             FUND             INDEX FUND
--------------      --------------      --------------      --------------      --------------      --------------

$    1,303,728      $      495,745      $    3,133,089      $    1,178,993      $      506,183      $      137,171
            --             (22,682)           (333,296)            (61,248)             (8,740)                 --
             3                   1                  13                  --                  --                  --
--------------      --------------      --------------      --------------      --------------      --------------
     1,303,731             473,064           2,799,806           1,117,745             497,443             137,171
--------------      --------------      --------------      --------------      --------------      --------------


       111,999             127,790           1,094,734             328,712             263,122              25,971
        20,015              16,863             138,109              68,031              27,665               4,555
        37,192              15,974             273,684              65,742              85,072               5,843
        11,779              11,778              11,778              11,778              11,778              11,778
         7,434               6,409              61,993              18,931               9,964               1,329
         6,510               6,142              56,444              15,264               8,962               1,458
         4,667               3,993              34,210              10,272               6,578                 812
         2,641               2,071              17,102               5,095               3,561                 838
         4,156               4,156               4,271               4,156               4,156               6,825
           434                 382               3,610               1,058                 636                  81
            13                 584              15,613                   6                 754                 236
            --                  --                  --                  --                  --                  --
         3,526               5,658              26,450               7,868               4,165                 584
--------------      --------------      --------------      --------------      --------------      --------------
       210,366             201,800           1,737,998             536,913             426,413              60,310

       (23,701)            (10,114)            (95,896)            (43,845)            (58,043)            (21,353)
--------------      --------------      --------------      --------------      --------------      --------------
       186,665             191,686           1,642,102             493,068             368,370              38,957
--------------      --------------      --------------      --------------      --------------      --------------
     1,117,066             281,378           1,157,704             624,677             129,073              98,214
--------------      --------------      --------------      --------------      --------------      --------------



      (139,357)           (963,131)           (807,017)         (2,342,232)         (3,566,053)           (319,076)
     2,023,346           2,552,069          52,900,814           7,859,845          10,210,580             440,990
            --                  --                (147)                 --                  --                  --
--------------      --------------      --------------      --------------      --------------      --------------
     1,883,989           1,588,938          52,093,650           5,517,613           6,644,527             121,914

     4,038,498           1,073,857         (20,395,725)         (3,966,855)         (2,656,143)           (490,248)
--------------      --------------      --------------      --------------      --------------      --------------
     5,922,487           2,662,795          31,697,925           1,550,758           3,988,384            (368,334)
--------------      --------------      --------------      --------------      --------------      --------------

$    7,039,553      $    2,944,173        $ 32,855,629        $  2,175,435       $   4,117,457         $  (270,120)
==============      ==============      ==============      ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 87

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FIRST TRUST                       FIRST TRUST
                                                                        DOW JONES SELECT                    MORNINGSTAR
                                                                            MICROCAP                    DIVIDEND LEADERS(SM)
                                                                         INDEX(SM) FUND                      INDEX FUND
                                                                  -----------------------------    -----------------------------
                                                                   For the Six    For the Year      For the Six    For the Year
                                                                  Months Ended        Ended        Months Ended        Ended
                                                                  June 30, 2011   December 31,     June 30, 2011   December 31,
                                                                   (Unaudited)        2010          (Unaudited)        2010
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $     390,572   $     499,285    $   3,520,988   $   2,913,346
   Net realized gain (loss)...................................        9,305,883      (2,429,083)       8,483,302       1,461,455
   Net change in unrealized appreciation (depreciation) ......       (5,078,468)     18,873,114          134,835       8,079,545
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations.........................................        4,617,987      16,943,316       12,139,125      12,454,346
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................         (316,755)       (470,895)      (3,334,055)     (2,936,478)
   Return of capital..........................................               --              --               --         (25,193)
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders........................         (316,755)       (470,895)      (3,334,055)     (2,961,671)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................        6,735,262     137,291,718       74,368,713      99,924,591
   Cost of shares redeemed....................................      (31,406,354)    (19,392,644)     (54,795,563)    (14,628,087)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions...........................      (24,671,092)    117,899,074       19,573,150      85,296,504
                                                                  -------------   -------------    -------------   -------------


   Total increase (decrease) in net assets....................      (20,369,860)    134,371,495       28,378,220      94,789,179

NET ASSETS:
   Beginning of period........................................      153,050,150      18,678,655      143,293,782      48,504,603
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 132,680,290   $ 153,050,150    $ 171,672,002   $ 143,293,782
                                                                  =============   =============    =============   =============



   Accumulated net investment income (loss)
      at end of period............................                $     105,284   $      31,467    $     186,933   $          --
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................        6,905,000       1,055,000        9,000,002       3,400,002
   Shares sold................................................          300,000       6,900,000        4,500,000       6,600,000
   Shares redeemed............................................       (1,400,000)     (1,050,000)      (3,300,000)     (1,000,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period..........................        5,805,000       6,905,000       10,200,002       9,000,002
                                                                  =============   =============    =============   =============



Page 88                See Notes to Financial Statements

                                          FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         FIRST TRUST                      NASDAQ-100                       NASDAQ-100-                       NYSE ARCA
           US IPO                       EQUAL WEIGHTED                  TECHNOLOGY SECTOR                  BIOTECHNOLOGY
         INDEX FUND                     INDEX(SM) FUND                   INDEX(SM) FUND                     INDEX FUND
-----------------------------    -----------------------------    -----------------------------    -----------------------------
 For the Six    For the Year      For the Six    For the Year      For the Six    For the Year      For the Six    For the Year
Months Ended        Ended        Months Ended        Ended        Months Ended        Ended        Months Ended        Ended
June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,
 (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$      66,976   $     147,944    $     146,512   $     432,430    $   1,577,228   $   1,544,493    $    (746,441)  $    (893,750)
      985,646         684,591        4,921,387       7,244,257        9,608,368      16,671,628       20,813,723      15,058,828
      582,306       1,446,294          (95,922)      2,165,178      (16,109,114)     37,101,460       12,187,155      25,834,919
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


    1,634,928       2,278,829        4,971,977       9,841,865       (4,923,518)     55,317,581       32,254,437      39,999,997
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



      (54,560)       (134,485)        (197,580)       (346,700)      (1,713,900)     (1,556,425)              --              --
           --              --               --              --               --              --               --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      (54,560)       (134,485)        (197,580)       (346,700)      (1,713,900)     (1,556,425)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



    8,666,280       5,506,758       46,708,592      63,221,332      181,411,491     417,327,774      390,180,391     196,944,891
   (4,909,211)     (3,411,585)     (24,296,340)    (37,130,166)     (72,060,386)   (104,439,045)     (73,501,144)   (102,793,389)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


    3,757,069       2,095,173       22,412,252      26,091,166      109,351,105     312,888,729      316,679,247      94,151,502
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


    5,337,437       4,239,517       27,186,649      35,586,331      102,713,687     366,649,885      348,933,684     134,151,499


   15,282,525      11,043,008       75,955,181      40,368,850      453,415,500      86,765,615      201,219,867      67,068,368
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$  20,619,962   $  15,282,525    $ 103,141,830   $  75,955,181    $ 556,129,187   $ 453,415,500    $ 550,153,551   $ 201,219,867
=============   =============    =============   =============    =============   =============    =============   =============




$      26,167   $      13,751    $      38,207   $      89,275    $    (136,672)  $          --    $    (746,441)  $          --
=============   =============    =============   =============    =============   =============    =============   =============



      650,002         550,002        3,200,002       2,050,002       17,650,002       4,100,002        5,150,002       2,350,002
      350,000         250,000        1,850,000       2,950,000        6,700,000      18,300,000        9,200,000       5,850,000
     (200,000)       (150,000)      (1,000,000)     (1,800,000)      (2,800,000)     (4,750,000)      (1,800,000)     (3,050,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      800,002         650,002        4,050,002       3,200,002       21,550,002      17,650,002       12,550,002       5,150,002
=============   =============    =============   =============    =============   =============    =============   =============



                       See Notes to Financial Statements                 Page 89

FIRST TRUST EXCHANGE-TRADED FUND

                                                                           FIRST TRUST                      FIRST TRUST
                                                                       DOW JONES INTERNET                 STRATEGIC VALUE
                                                                         INDEX(SM) FUND                     INDEX FUND
                                                                  -----------------------------    -----------------------------
                                                                   For the Six    For the Year      For the Six    For the Year
                                                                  Months Ended        Ended        Months Ended        Ended
                                                                  June 30, 2011   December 31,     June 30, 2011   December 31,
                                                                   (Unaudited)        2010          (Unaudited)        2010
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $      57,570   $     655,966    $     244,773   $     644,739
   Net realized gain (loss)...................................       47,594,139      24,987,964        3,620,761       6,878,550
   Net change in unrealized appreciation (depreciation) ......      (19,714,170)     64,467,650       (1,080,901)     (2,858,232)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations.........................................       27,937,539      90,111,580        2,784,633       4,665,057
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................         (228,570)       (659,835)        (226,400)       (657,855)
   Return of capital..........................................               --              --               --          (7,885)
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders........................         (228,570)       (659,835)        (226,400)       (665,740)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................      285,111,245     517,361,186       11,482,500      52,387,882
   Cost of shares redeemed....................................     (177,742,391)   (103,947,961)     (11,375,965)    (70,918,017)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions...........................      107,368,854     413,413,225          106,535     (18,530,135)
                                                                  -------------   -------------    -------------   -------------


   Total increase (decrease) in net assets....................      135,077,823     502,864,970        2,664,768     (14,530,818)

NET ASSETS:
   Beginning of period........................................      589,479,579      86,614,609       36,632,730      51,163,548
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 724,557,402   $ 589,479,579    $  39,297,498   $  36,632,730
                                                                  =============   =============    =============   =============


   Accumulated net investment income (loss)
      at end of period........................................    $    (171,000)  $          --    $      18,373   $          --
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................       17,200,002       3,450,002        1,600,002       2,500,002
   Shares sold................................................        7,950,000      17,650,000          450,000       2,500,000
   Shares redeemed............................................       (5,150,000)     (3,900,000)        (450,000)     (3,400,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period..........................       20,000,002      17,200,002        1,600,002       1,600,002
                                                                  =============   =============    =============   =============



Page 90                See Notes to Financial Statements

         FIRST TRUST                                                       FIRST TRUST                      FIRST TRUST
        VALUE LINE(R)                     FIRST TRUST                      NASDAQ-100                        NASDAQ(R)
      EQUITY ALLOCATION             VALUE LINE(R) DIVIDEND            EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY
         INDEX FUND                       INDEX FUND                     INDEX(SM) FUND                      INDEX FUND
-----------------------------    -----------------------------    -----------------------------    -----------------------------
 For the Six    For the Year      For the Six    For the Year      For the Six    For the Year      For the Six    For the Year
Months Ended        Ended        Months Ended        Ended        Months Ended        Ended        Months Ended        Ended
June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,
 (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$      29,690   $     100,085    $   3,409,691   $   4,980,314    $      26,317   $     173,556    $     (38,335)  $     (26,978)
    1,076,599       1,145,729        9,359,858       8,011,210          780,223       1,597,438          753,620        (128,157)
     (909,973)        (99,602)       5,733,526      13,888,773        2,128,110       1,230,277       (3,439,664)        633,094
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


      196,316       1,146,212       18,503,075      26,880,297        2,934,650       3,001,271       (2,724,379)        477,959
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



      (26,075)       (102,971)      (3,168,796)     (5,061,937)         (45,500)       (158,610)              --              --
           --              --               --         (65,937)              --              --               --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      (26,075)       (102,971)      (3,168,796)     (5,127,874)         (45,500)       (158,610)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



    5,352,158       7,037,546      101,762,055      75,819,232        8,919,905      16,507,613        7,115,097       1,526,157
   (5,394,000)     (7,860,408)     (49,795,096)    (32,679,842)      (3,268,935)     (7,777,681)      (5,364,750)     (9,333,154)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


      (41,842)       (822,862)      51,966,959      43,139,390        5,650,970       8,729,932        1,750,347      (7,806,997)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


      128,399         220,379       67,301,238      64,891,813        8,540,120      11,572,593         (974,032)     (7,329,038)


    7,105,652       6,885,273      218,509,592     153,617,779       22,151,317      10,578,724       36,119,988      43,449,026
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$   7,234,051   $   7,105,652    $ 285,810,830   $ 218,509,592    $  30,691,437   $  22,151,317    $  35,145,956   $  36,119,988
=============   =============    =============   =============    =============   =============    =============   =============



$       3,615   $          --    $     240,895   $          --    $      (2,560)  $      16,623    $     (38,335)  $          --
=============   =============    =============   =============    =============   =============    =============   =============



      350,002         400,002       14,487,986      11,487,986        1,050,002         600,002        2,200,002       2,700,002
      250,000         400,000        6,450,000       5,250,000          400,000         850,000          450,000         100,000
     (250,000)       (450,000)      (3,200,000)     (2,250,000)        (150,000)       (400,000)        (350,000)       (600,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      350,002         350,002       17,737,986      14,487,986        1,300,002       1,050,002        2,300,002       2,200,002
=============   =============    =============   =============    =============   =============    =============   =============


                       See Notes to Financial Statements                 Page 91

FIRST TRUST EXCHANGE-TRADED FUND

                                                                           FIRST TRUST
                                                                               S&P                          FIRST TRUST
                                                                              REIT                           ISE WATER
                                                                           INDEX FUND                       INDEX FUND
                                                                  -----------------------------    -----------------------------
                                                                   For the Six    For the Year      For the Six    For the Year
                                                                  Months Ended        Ended        Months Ended        Ended
                                                                  June 30, 2011   December 31,     June 30, 2011   December 31,
                                                                   (Unaudited)        2010          (Unaudited)        2010
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $   1,117,066     $ 1,371,447        $ 281,378   $     405,065
   Net realized gain (loss)...................................        1,883,989       4,840,048        1,588,938         (70,286)
   Net change in unrealized appreciation (depreciation) ......        4,038,498       4,804,142        1,073,857       7,533,201
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations.........................................        7,039,553      11,015,637        2,944,173       7,867,980
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................         (955,500)     (1,400,636)       (376,200)        (319,290)
   Return of capital..........................................               --              --               --              --
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders........................         (955,500)     (1,400,636)        (376,200)       (319,290)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................       14,834,359      66,628,620       24,584,266      17,153,891
   Cost of shares redeemed....................................      (10,787,531)    (26,264,803)     (11,136,856)     (8,905,590)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions...........................        4,046,828      40,363,817       13,447,410       8,248,301
                                                                  -------------   -------------    -------------   -------------


   Total increase (decrease) in net assets....................       10,130,881      49,978,818       16,015,383      15,796,991

NET ASSETS:
   Beginning of period........................................       71,065,852      21,087,034       53,110,639      37,313,648
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $  81,196,733    $ 71,065,852     $ 69,126,022    $ 53,110,639
                                                                  =============   =============    =============   =============


   Accumulated net investment income (loss)
      at end of period........................................    $     378,850       $ 217,284    $      (5,198)       $ 89,624
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................        4,850,002       1,800,002        2,400,002       2,000,002
   Shares sold................................................          950,000       5,050,000        1,100,000         850,000
   Shares redeemed............................................         (700,000)     (2,000,000)        (500,000)      (450,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period..........................        5,100,002       4,850,002        3,000,002       2,400,002
                                                                  =============   =============    =============   =============



Page 92                See Notes to Financial Statements

         FIRST TRUST                                                                                        FIRST TRUST
         ISE-REVERE                       FIRST TRUST                      FIRST TRUST                     NASDAQ(R) ABA
         NATURAL GAS                      ISE CHINDIA                   VALUE LINE(R) 100                 COMMUNITY BANK
         INDEX FUND                       INDEX FUND                  EXCHANGE-TRADED FUND                  INDEX FUND
-----------------------------    -----------------------------    -----------------------------    -----------------------------
 For the Six    For the Year      For the Six    For the Year      For the Six    For the Year      For the Six    For the Year
Months Ended        Ended        Months Ended        Ended        Months Ended        Ended        Months Ended        Ended
June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,     June 30, 2011   December 31,
 (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010          (Unaudited)        2010
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$   1,157,704   $     769,258    $     624,677   $   1,074,343    $     129,073   $       4,512    $      98,214   $     112,441
   52,093,650      20,680,688        5,517,613       3,627,703        6,644,527      18,153,935          121,914         242,654
  (20,395,725)      2,466,035       (3,966,855)     14,801,653       (2,656,143)     (1,728,785)        (490,248)          1,511
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


   32,855,629      23,915,981        2,175,435      19,503,699        4,117,457      16,429,662         (270,120)        356,606
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



   (1,351,155)     (1,172,607)        (609,390)     (1,073,636)        (126,116)             --          (96,305)       (114,106)
           --         (54,408)              --              --               --              --               --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   (1,351,155)     (1,227,015)        (609,390)     (1,073,636)        (126,116)             --          (96,305)       (114,106)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



  389,562,254     441,554,686               --      91,212,949       73,106,049      81,283,340        6,285,743       8,559,196
 (249,028,120)   (531,689,123)     (27,272,634)    (53,531,101)     (89,299,851)    (69,715,177)      (2,486,580)     (4,426,523)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


  140,534,134     (90,134,437)     (27,272,634)     37,681,848      (16,193,802)     11,568,163        3,799,163       4,132,673
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


  172,038,608     (67,445,471)     (25,706,589)     56,111,911      (12,202,461)     27,997,825        3,432,738       4,375,173


  396,893,435     464,338,906      176,351,823     120,239,912       88,430,584      60,432,759        9,978,774       5,603,601
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$ 568,932,043   $ 396,893,435    $ 150,645,234   $ 176,351,823    $  76,228,123   $  88,430,584    $  13,411,512   $   9,978,774
=============   =============    =============   =============    =============   =============    =============   =============



$    (193,451)  $          --    $      15,994   $         707    $       7,469   $       4,512    $       4,109   $       2,200
=============   =============    =============   =============    =============   =============    =============   =============



   20,250,002      26,500,002        7,050,002       5,650,002        6,539,982       5,789,982          400,002         250,002
   17,600,000      24,500,000               --       3,950,000        5,150,000       6,350,000          250,000         350,000
  (11,450,000)    (30,750,000)      (1,100,000)     (2,550,000)      (6,350,000)     (5,600,000)        (100,000)       (200,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   26,400,002      20,250,002        5,950,002       7,050,002        5,339,982       6,539,982          550,002         400,002
=============   =============    =============   =============    =============   =============    =============   =============



                       See Notes to Financial Statements                 Page 93

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  22.17       $  17.70       $  14.74       $  22.35       $  23.92       $  20.73
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.07           0.09           0.09           0.17           0.16           0.06 (b)
Net realized and unrealized gain (loss)       0.67           4.46           2.97          (7.60)         (1.60)          3.19 (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.74           4.55           3.06          (7.43)         (1.44)          3.25
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.05)         (0.08)         (0.10)         (0.17)         (0.13)         (0.06)
Return of capital                               --             --          (0.00) (f)     (0.01)            --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.05)         (0.08)         (0.10)         (0.18)         (0.13)         (0.06)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  22.86       $  22.17       $  17.70       $  14.74       $  22.35       $  23.92
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              3.36%         25.77%         20.85%        (33.33)%        (6.02)%        15.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $132,680       $153,050       $ 18,679       $ 14,077       $ 17,993       $ 16,865
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.65% (d)      0.86%          0.94%          1.05%          1.35%          1.18%
Ratio of net expenses to average
   net assets                                 0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                      0.53% (d)      0.94%          0.69%          0.79%          0.58%          0.24%
Portfolio turnover rate (e)                      8%            86%            86%            85%            11%            20%


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                  MARCH 9,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  15.92       $  14.27       $  13.09       $  20.20       $  23.51       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.35           0.57           0.56           0.83           0.92           0.59 (b)
Net realized and unrealized gain (loss)       0.89           1.66           1.19          (7.13)         (3.35)          3.52 (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.24           2.23           1.75          (6.30)         (2.43)          4.11
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.33)         (0.58)         (0.57)         (0.81)         (0.88)         (0.60)
Return of capital                               --          (0.00) (f)        --             --             --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.33)         (0.58)         (0.57)         (0.81)         (0.88)         (0.60)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  16.83       $  15.92       $  14.27       $  13.09       $  20.20       $  23.51
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              7.82%         16.05%         14.24%        (31.71)%       (10.64)%        20.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $171,672       $143,294       $ 48,505       $ 43,196       $ 64,650       $ 75,237
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.50% (d)      0.66%          0.79%          0.72%          0.68%          0.99% (d)
Ratio of net expenses to average
   net assets                                 0.45% (d)      0.45%          0.45%          0.45%          0.45%          0.45% (d)
Ratio of net investment income (loss)
   to average net assets                      4.20% (d)      4.22%          4.64%          5.07%          3.87%          3.55% (d)
Portfolio turnover rate (e)                     28%            30%            81%            56%             9%             9%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



Page 94                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                 APRIL 12,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  23.51       $  20.08       $  14.09       $  25.36       $  22.20       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.08           0.20           0.59           0.15           0.05           0.01 (b)
Net realized and unrealized gain (loss)       2.25           3.45           5.72         (11.27)          3.17           2.19 (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              2.33           3.65           6.31         (11.12)          3.22           2.20
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.07)         (0.22)         (0.32)         (0.14)         (0.06)            --
Return of capital                               --             --             --          (0.01)            --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.07)         (0.22)         (0.32)         (0.15)         (0.06)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  25.77       $  23.51       $  20.08       $  14.09       $  25.36       $  22.20
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              9.90%         18.28%         44.93%        (43.88)%        14.53%         11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 20,620       $ 15,283       $ 11,043       $  8,454       $ 26,633       $ 19,981
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.98% (d)      1.32%          1.34%          1.02%          1.06%          1.44% (d)
Ratio of net expenses to average
   net assets                                 0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss)
   to average net assets                      0.73% (d)      1.28%          3.59%          0.50%          0.24%          0.07% (d)
Portfolio turnover rate (e)                     22%            43%            30%            62%            11%            26%


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                 APRIL 19,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  23.74       $  19.69       $  12.37       $  22.08       $  20.12       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.04 (b)       0.15           0.05           0.00 (f)      (0.02)         (0.01) (b)
Net realized and unrealized gain (loss)       1.74           4.02           7.32          (9.70)          1.98           0.13  (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.78           4.17           7.37          (9.70)          1.96           0.12
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.05)         (0.12)         (0.05)         (0.00) (f)        --             --
Return of capital                               --             --             --          (0.01)            --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.05)         (0.12)         (0.05)         (0.01)            --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  25.47       $  23.74       $  19.69       $  12.37       $  22.08       $  20.12
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              7.51%         21.25%         59.54%        (43.96)%         9.74%          0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $103,142       $ 75,955       $ 40,369       $ 14,848       $ 30,911       $ 26,158
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.66% (d)      0.75%          0.67%          0.88%          0.95%          1.31%  (d)
Ratio of net expenses to average
   net assets                                 0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60%  (d)
Ratio of net investment income (loss)
   to average net assets                      0.34% (d)      0.79%          0.35%          0.01%         (0.08)%        (0.07)% (d)
Portfolio turnover rate (e)                     10%            24%            36%            39%            15%             1%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



                       See Notes to Financial Statements                 Page 95

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                                                                   FOR THE
                                         FOR THE                                                                    PERIOD
                                        SIX MONTHS                                                                APRIL 19,
                                          ENDED        FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                         JUNE 30,     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           2011       ECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                       (UNAUDITED)       2010           2009           2008           2007           2006
                                       ------------   -----------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $  25.69      $  21.16       $  11.77       $  21.50       $  19.97       $  20.00
                                         --------      --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 0.07          0.10           0.01             --          (0.03)         (0.03) (b)
Net realized and unrealized gain (loss)      0.13          4.53           9.39          (9.73)          1.56           0.00  (b) (f)
                                         --------      --------       --------       --------       --------       --------
Total from investment operations             0.20          4.63           9.40          (9.73)          1.53          (0.03)
                                         --------      --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                       (0.08)        (0.10)         (0.01)            --             --             --
Return of capital                              --            --          (0.00) (f)        --             --             --
                                         --------      --------       --------       --------       --------       --------
Total distributions                         (0.08)        (0.10)         (0.01)            --             --             --
                                         --------      --------       --------       --------       --------       --------
Net asset value, end of period           $  25.81      $  25.69       $  21.16       $  11.77       $  21.50       $  19.97
                                         ========      ========       ========       ========       ========       ========

TOTAL RETURN (c)                             0.77%        21.92%         79.89%        (45.26)%         7.66%         (0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $556,129      $453,416       $ 86,766       $  9,414       $ 23,652       $ 27,960
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                0.62% (d)     0.70%          0.67%          0.88%          0.92%          1.37%  (d)
Ratio of net expenses to average
   net assets                                0.60% (d)     0.60%          0.60%          0.60%          0.60%          0.60%  (d)
Ratio of net investment income (loss)
   to average net assets                     0.55% (d)     0.71%          0.16%         (0.01)%        (0.16)%        (0.20)% (d)
Portfolio turnover rate (e)                    10%           26%            35%            33%            10%             7%


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                  JUNE 19,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  39.07       $  28.54       $  19.70       $  24.41       $  23.55       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 (0.06)         (0.17)         (0.16)          0.18          (0.10)         (0.07) (b)
Net realized and unrealized gain (loss)       4.83          10.70           9.00          (4.62)          0.96           3.62  (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              4.77          10.53           8.84          (4.44)          0.86           3.55
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --             --             --          (0.18)            --             --
Return of capital                               --             --             --          (0.09)            --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                             --             --             --          (0.27)            --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  43.84       $  39.07       $  28.54       $  19.70       $  24.41       $  23.55
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                             12.21%         36.90%         44.87%        (18.33)%         3.65%         17.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $550,154       $201,220       $ 67,068       $ 59,097       $ 73,241       $ 29,438
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.60%  (d)     0.66%          0.72%          0.72%          0.73%          1.22%  (d)
Ratio of net expenses to average
   net assets                                 0.60%  (d)     0.60%          0.60%          0.60%          0.60%          0.60%  (d)
Ratio of net investment income (loss)
   to average net assets                     (0.60)% (d)   (0.60)%        (0.60)%          0.67%         (0.60)%        (0.60)% (d)
Portfolio turnover rate (e)                     16%            35%            44%            38%            11%             4%

(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



Page 96                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                  JUNE 19,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  34.27       $  25.11       $  14.01       $  25.09       $  22.57       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.00 (f)       0.04          (0.05)          0.05          (0.16)         (0.07) (b)
Net realized and unrealized gain (loss)       1.97           9.16          11.15         (11.08)          2.68           2.64  (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.97           9.20          11.10         (11.03)          2.52           2.57
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.01)         (0.04)            --          (0.05)            --             --
Return of capital                               --             --             --          (0.00) (f)        --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.01)         (0.04)            --          (0.05)            --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  36.23       $  34.27       $  25.11       $  14.01       $  25.09       $  22.57
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              5.75%         36.63%         79.23%        (44.02)%        11.17%         12.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $724,557       $589,480       $ 86,615       $ 14,708       $ 36,386       $ 25,953
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.60% (d)      0.66%          0.73%          0.82%          0.70%          1.24%  (d)
Ratio of net expenses to average
   net assets                                 0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60%  (d)
Ratio of net investment income (loss)
   to average net assets                      0.02% (d)      0.26%         (0.46)%         0.21%         (0.42)%        (0.55)% (d)
Portfolio turnover rate (e)                      7%            16%            35%            44%             6%             4%


FIRST TRUST STRATEGIC VALUE INDEX FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                  JULY 6,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  22.90       $  20.47       $  14.90       $  24.12       $  22.06       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.15           0.39           0.28           0.28           0.20           0.12 (b)
Net realized and unrealized gain (loss)       1.65           2.44           5.57          (9.22)          2.07           2.03 (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.80           2.83           5.85          (8.94)          2.27           2.15
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.14)         (0.40)         (0.28)         (0.28)         (0.21)         (0.09)
Return of capital                               --          (0.00) (f)        --             --             --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.14)         (0.40)         (0.28)         (0.28)         (0.21)         (0.09)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  24.56       $  22.90       $  20.47       $  14.90       $  24.12       $  22.06
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              7.87%         14.04%         39.43%        (37.23)%        10.26%         10.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 39,297       $ 36,633       $ 51,164       $ 35,762       $ 61,518       $ 17,650
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.82% (d)      0.86%          0.87%          0.72%          1.12%          2.59% (d)
Ratio of net expenses to average
   net assets                                 0.65% (d)      0.65%          0.65%          0.65%          0.65%          0.65% (d)
Ratio of net investment income (loss)
   to average net assets                      1.26% (d)      1.58%          1.57%          1.31%          1.09%          1.29% (d)
Portfolio turnover rate (e)                     54%           197%           171%           157%            10%             4%

(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



                       See Notes to Financial Statements                 Page 97

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                DECEMBER 5,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2006 (a)
                                          JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        (UNAUDITED)        2010           2009           2008           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  20.30       $  17.21       $  12.98       $  20.45       $  19.78       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.08           0.29           0.18           0.25           0.24           0.03  (b)
Net realized and unrealized gain (loss)       0.36           3.09           4.23          (7.47)          0.68          (0.25) (b)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.44           3.38           4.41          (7.22)          0.92          (0.22)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.07)         (0.29)         (0.18)         (0.25)         (0.25)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  20.67       $  20.30       $  17.21       $  12.98       $  20.45       $  19.78
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              2.19%         19.85%         34.15%        (35.45)%         4.65%         (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  7,234       $  7,106       $  6,885       $  5,841       $ 13,291       $ 18,793
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 1.30% (d)      1.35%          1.24%          1.14%          1.36%          3.25% (d)
Ratio of net expenses to average
   net assets                                 0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss)
   to average net assets                      0.82% (d)      1.29%          1.24%          1.29%          1.04%          1.82% (d)
Portfolio turnover rate (e)                     89%           205%           191%           120%            43%             1%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 98                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

                                                                                                    FOR THE
                         FOR THE                                                                     PERIOD
                        SIX MONTHS      FOR THE        FOR THE        FOR THE        FOR THE      JUNE 1, 2006         FOR THE
                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH           YEAR ENDED
                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         MAY 31,
                       (UNAUDITED)        2010           2009           2008           2007         2006 (a)           2006 (a)
                       ------------   ------------   ------------   ------------   ------------   ------------       ------------
Net asset value,
   beginning of period   $  15.08       $  13.37       $  11.55       $  15.75       $  16.77       $  16.55           $  17.24
                         --------       --------       --------       --------       --------       --------           --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income
   (loss)                    0.21           0.41 (b)       0.38           0.45           0.44           0.24 (b)           0.43
Net realized and
   unrealized gain
   (loss)                    1.01           1.71           1.82          (4.20)         (0.99)          2.10 (b)           1.00
                         --------       --------       --------       --------       --------       --------           --------
Total from investment
   operations                1.22           2.12           2.20          (3.75)         (0.55)          2.34               1.43
                         --------       --------       --------       --------       --------       --------           --------
DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
Net investment income       (0.19)         (0.40)         (0.38)         (0.45)         (0.47)         (0.63)             (0.42)
Net realized gains             --             --             --             --             --          (1.49)             (1.70)
Return of capital              --          (0.01)            --             --             --             --                 --
                         --------       --------       --------       --------       --------       --------           --------
Total distributions to
   shareholders             (0.19)         (0.41)         (0.38)         (0.45)         (0.47)         (2.12)             (2.12)
                         --------       --------       --------       --------       --------       --------           --------
Net asset value, end
   of period             $  16.11       $  15.08       $  13.37       $  11.55       $  15.75       $  16.77           $  16.55
                         ========       ========       ========       ========       ========       ========           ========

TOTAL RETURN, BASED ON
   NET ASSET VALUE           8.13% (d)     16.08% (d)     19.58% (d)    (24.17)% (d)    (3.42)% (d)    14.70% (d) (h)     10.26% (c)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
   period (in 000's)     $285,811       $218,510       $153,618       $115,403       $180,153       $451,642           $536,258
RATIOS TO AVERAGE NET
   ASSETS:
Ratio of total expenses
   to average net
   assets                    0.77% (e)      0.84%          0.80%          0.84%          0.85%          0.94% (e)          0.93%
Ratio of net expenses
   to average net
   assets                    0.70% (e)      0.70%          0.70%          0.70%          0.70%          0.93% (e) (g)      0.93%
Ratio of net investment
   income (loss) to
   average net assets        2.80% (e)      2.94%          3.30%          3.20%          2.37%          2.36% (e)          2.51%
Portfolio turnover
   rate (f)                    21%            55%           101%           109%             5%            28%                58%


(a) The Fund commenced operations on August 19, 2003. Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund. See Reorganization History below.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(d) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)   Annualized.

(f) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g) The annualized expense ratio is capped at 0.70%. This ratio of 0.93% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) Dividend Fund.

(h) Prior to December 18, 2006, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) Dividend Fund. See Reorganization History below.

REORGANIZATION HISTORY:

First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund"), a closed-end fund organized as a Massachusetts business trust on June 11, 2003, reorganized with and into First Trust Value Line(R) Dividend Index Fund ("FVD"), an exchange-traded fund and newly created series of the Trust effective Friday, December 15, 2006. The Predecessor FVD Fund ceased trading on the AMEX (now known as NYSE Amex) on Friday, December 15, 2006 and FVD began trading on the AMEX on Monday, December 18, 2006 (effective November 6, 2008, FVD began trading on NYSE Arca), under the ticker symbol "FVD", the same ticker symbol used by the Predecessor FVD Fund. The assets of the Predecessor FVD Fund were transferred to, and the liabilities of the Predecessor FVD fund were assumed by, FVD in exchange for shares of FVD on a one share for one share basis based upon the net asset value ("NAV") of the Predecessor FVD Fund on Friday, December 15, 2006. FVD shares have been distributed to the Predecessor FVD Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVD Fund has been terminated. The historical results of the Predecessor FVD Fund survive for financial reporting purposes.


                       See Notes to Financial Statements                 Page 99

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                 FEBRUARY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  21.10       $  17.63       $  12.05       $  21.19       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.02           0.17           0.05           0.01          (0.01)
Net realized and unrealized gain (loss)                      2.53           3.46           5.58          (9.14)          1.20
                                                         --------       --------       --------       --------       --------
Total from investment operations                             2.55           3.63           5.63          (9.13)          1.19
                                                         --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.04)         (0.16)         (0.05)         (0.01)            --
Return of capital                                              --             --          (0.00) (e)     (0.00) (e)        --
                                                         --------       --------       --------       --------       --------
Total distributions                                         (0.04)         (0.16)         (0.05)         (0.01)            --
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  23.61       $  21.10       $  17.63       $  12.05       $  21.19
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (b)                                            12.06%         20.64%         46.74%        (43.09)%         5.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 30,691       $ 22,151       $ 10,579       $  7,232       $  2,119
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.77% (c)      0.94%          1.28%          1.86%          2.61%  (c)
Ratio of net expenses to average net assets                  0.60% (c)      0.60%          0.60%          0.60%          0.60%  (c)
Ratio of net investment income (loss) to average
   net assets                                                0.20% (c)      1.02%          0.48%          0.03%         (0.04)% (c)
Portfolio turnover rate (d)                                    13%            19%            43%            67%            27%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                 FEBRUARY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  16.42       $  16.09       $  11.19       $  30.86       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (0.02)         (0.01)         (0.02)         (0.04)         (0.04)
Net realized and unrealized gain (loss)                     (1.12)          0.34           4.92         (19.63)         10.90
                                                         --------       --------       --------       --------       --------
Total from investment operations                            (1.14)          0.33           4.90         (19.67)         10.86
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  15.28       $  16.42       $  16.09       $  11.19       $  30.86
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (b)                                            (6.94)%         2.05%         43.79%        (63.74)%        54.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 35,146       $ 36,120       $ 43,449       $ 23,504       $ 50,913
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.74%  (c)    0.78%           0.81%          0.83%          1.00%  (c)
Ratio of net expenses to average net assets                  0.60%  (c)    0.60%           0.60%          0.60%          0.60%  (c)
Ratio of net investment income (loss) to average
   net assets                                               (0.21)% (c)   (0.07)%         (0.12)%        (0.21)%        (0.33)% (c)
Portfolio turnover rate (d)                                    10%           22%             40%            32%             4%


(a)   Inception date.

(b) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.



Page 100               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                    MAY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  14.65       $  11.72       $   9.43       $  15.81       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.22           0.29           0.25           0.31           0.32  (b)
Net realized and unrealized gain (loss)                      1.25           2.94           2.31          (6.38)         (4.13) (b)
                                                         --------       --------       --------       --------       --------
Total from investment operations                             1.47           3.23           2.56          (6.07)         (3.81)
                                                         --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.20)         (0.30)         (0.25)         (0.31)         (0.38)
Return of capital                                              --             --          (0.02)            --             --
                                                         --------       --------       --------       --------       --------
Total distributions                                         (0.20)         (0.30)         (0.27)         (0.31)         (0.38)
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  15.92       $  14.65       $  11.72       $    9.43      $  15.81
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (c)                                            10.00%         27.73%         28.00%        (38.87)%       (19.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 81,197       $ 71,066       $ 21,087       $  5,187       $  1,581
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.56% (d)      0.69%          1.95%          5.30%          8.41% (d)
Ratio of net expenses to average net assets                  0.50% (d)      0.50%          0.50%          0.50%          0.50% (d)
Ratio of net investment income (loss) to average
   net assets                                                2.99% (d)      2.60%          3.39%          3.40%          2.73% (d)
Portfolio turnover rate (e)                                     6%            16%            13%            20%            25%


FIRST TRUST ISE WATER INDEX FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                    MAY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  22.13       $  18.66       $  15.69       $  22.38       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.09           0.18           0.19           0.12           0.04
Net realized and unrealized gain (loss)                      0.95           3.43           2.97          (6.69)          2.38
                                                         --------       --------       --------       --------       --------
Total from investment operations                             1.04           3.61           3.16          (6.57)          2.42
                                                         --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.13)         (0.14)         (0.19)         (0.12)         (0.04)
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  23.04       $  22.13       $  18.66       $  15.69       $  22.38
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (c)                                             4.68%         19.49%         20.29%        (29.40)%        12.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 69,126       $ 53,111       $ 37,314       $ 32,157       $ 12,310
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.63% (d)      0.69%          0.72%          0.77%          1.68% (d)
Ratio of net expenses to average net assets                  0.60% (d)      0.60%          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss) to average
   net assets                                                0.88% (d)      0.96%          1.20%          0.76%          0.46% (d)
Portfolio turnover rate (e)                                    11%            38%            44%            45%             3%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 101

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                    MAY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  19.60       $  17.52       $  11.80       $  22.31       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.05 (f)       0.03           0.07           0.14           0.03
Net realized and unrealized gain (loss)                      1.95           2.10           5.72         (10.51)          2.30
                                                         --------       --------       --------       --------       --------
Total from investment operations                             2.00           2.13           5.79         (10.37)          2.33
                                                         --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.05)         (0.05)         (0.07)         (0.14)         (0.02)
Return of capital                                              --          (0.00) (e)     (0.00) (e)       --              --
                                                         --------       --------       --------       --------       --------
Total distributions                                         (0.05)         (0.05)         (0.07)         (0.14)         (0.02)
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  21.55       $  19.60       $  17.52       $  11.80       $  22.31
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (b)                                            10.21%         12.22%         49.21%        (46.57)%        11.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $568,932       $396,893       $464,339       $ 37,179       $ 11,157
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.64% (c)      0.65%          0.72%          0.77%          2.36% (c)
Ratio of net expenses to average net assets                  0.60% (c)      0.60%          0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to average
   net assets                                                0.42% (c)      0.19%          0.53%          0.77%          0.32% (c)
Portfolio turnover rate (d)                                    20%            93%            71%           116%             5%


FIRST TRUST ISE CHINDIA INDEX FUND

                                                                                                                     FOR THE
                                                         FOR THE                                                      PERIOD
                                                        SIX MONTHS                                                    MAY 8,
                                                          ENDED         FOR THE        FOR THE        FOR THE        2007 (a)
                                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)        2010           2009           2008           2007
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $  25.01       $  21.28       $  11.78       $  27.73       $  20.00
                                                         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.10           0.17           0.09           0.17           0.02
Net realized and unrealized gain (loss)                      0.31           3.73           9.50         (15.92)          7.73
                                                         --------       --------       --------       --------       --------
Total from investment operations                             0.41           3.90           9.59         (15.75)          7.75
                                                         --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.10)         (0.17)         (0.09)         (0.20)         (0.02)
Return of capital                                            --               --          (0.00) (e)     (0.00) (e)        --
                                                         --------       --------       --------       --------       --------
Total distributions                                         (0.10)         (0.17)         (0.09)         (0.20)         (0.02)
                                                         --------       --------       --------       --------       --------
Net asset value, end of period                           $  25.32       $  25.01       $  21.28       $  11.78       $  27.73
                                                         ========       ========       ========       ========       ========

TOTAL RETURN (b)                                             1.64%         18.46%         81.58%        (56.98)%        38.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $150,645       $176,352       $120,240       $ 35,937       $104,004
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                0.65% (c)      0.66%          0.73%          0.73%          0.82% (c)
Ratio of net expenses to average net assets                  0.60% (c)      0.60%          0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to average
   net assets                                                0.76% (c)      0.74%          0.58%          0.90%          0.17% (c)
Portfolio turnover rate (d)                                    10%            34%            47%            39%             2%


(a)   Inception date.

(b) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 share.

(f)   Per share amounts have been calculated using the average share method.


Page 102               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

                                         FOR THE
                                        SIX MONTHS
                                          ENDED         FOR THE        FOR THE        FOR THE        FOR THE           FOR THE
                                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED        YEAR ENDED
                                           2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                       (UNAUDITED)        2010           2009           2008         2007 (a)          2006 (a)
                                       ------------   ------------   ------------   ------------   ------------      ------------
Net asset value, beginning of period     $  13.52       $  10.44       $   9.26       $  17.91       $  15.89          $  17.16
                                         --------       --------       --------       --------       --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 0.02           0.00 (g)      (0.01)         (0.02)          1.02             (0.07)
Net realized and unrealized
   gain (loss)                               0.75           3.08           1.19          (8.63)          2.06              0.68
                                         --------       --------       --------       --------       --------          --------
Total from investment operations             0.77           3.08           1.18          (8.65)          3.08              0.61
                                         --------       --------       --------       --------       --------          --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                       (0.02)            --             --             --             --                --
Net realized gains                             --             --             --             --          (1.06)            (1.88)
Return of capital                              --             --             --             --             --                --
                                         --------       --------       --------       --------       --------          --------
Total distributions to shareholders         (0.02)            --             --             --          (1.06)            (1.88)
                                         --------       --------       --------       --------       --------          --------
Net asset value, end of period           $  14.27       $  13.52       $  10.44       $   9.26       $  17.91          $  15.89
                                         ========       ========       ========       ========       ========          ========

TOTAL RETURN, BASED ON
     NET ASSET VALUE                         5.67% (c)     29.50% (c)     12.74% (c)    (48.30)% (c)    19.91% (c) (f)     4.59% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 76,228       $ 88,431       $ 60,433       $ 75,825       $204,913          $277,902
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                0.81% (h)      0.87%          0.85%          0.86%          0.89%             0.97%
Ratio of net expenses to average
   net assets                                0.70% (h)      0.70%          0.70%          0.70%          0.83% (e)         0.97%
Ratio of net investment income (loss)
   to average net assets                     0.25% (h)      0.01%         (0.08)%        (0.11)%        (0.21)%           (0.40)%
Portfolio turnover rate (d)                   106%           266%           235%           251%           111%              234%


(a) The Fund commenced operations on June 12, 2003. Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund. See Reorganization History below.

(b) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(c) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived or expenses reimbursed by the investment advisor.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e) The annualized expense ratio is capped at 0.70%. This ratio of 0.83% includes expenses for a portion of the period prior to the reorganization of the First Trust Value Line(R) 100 Fund.

(f) Prior to June 18, 2007, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) 100 Fund. See Reorganization History below.

(g)   Amount represents less than $0.01 per share.

(h)   Annualized.


REORGANIZATION HISTORY:

First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund"), a closed-end fund organized as a Massachusetts business trust on April 18, 2003, reorganized with and into First Trust Value Line(R) 100 Exchange-Traded Fund ("FVL"), an exchange-traded fund and newly created series of the Trust effective Friday, June 15, 2007. The Predecessor FVL Fund ceased trading on the AMEX (now known as NYSE Amex) on Friday, June 15, 2007 and FVL began trading on the AMEX on Monday, June 18, 2007 (effective November 6, 2008, FVL began trading on NYSE Arca), under the ticker symbol "FVL", the same ticker symbol used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL fund were assumed by, FVL in exchange for shares of FVL on a one share for one share basis based upon the net asset value ("NAV") of the Predecessor FVL Fund on Friday, June 15, 2007. FVL shares have been distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated. The historical results of the Predecessor FVL Fund survive for financial reporting purposes.

                       See Notes to Financial Statements                Page 103

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

                                                                  FOR THE                               FOR THE PERIOD
                                                              SIX MONTHS ENDED         FOR THE         JUNE 29, 2009 (a)
                                                               JUNE 30, 2011         YEAR ENDED             THROUGH
                                                                (UNAUDITED)       DECEMBER 31, 2010    DECEMBER 31, 2009
                                                              ----------------    -----------------    -----------------
Net asset value, beginning of period                              $  24.95            $   22.41            $   20.00
                                                                  --------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          0.18                 0.30                 0.16
Net realized and unrealized gain (loss)                              (0.57)                2.55                 2.40
                                                                  --------            ---------            ---------
Total from investment operations                                     (0.39)                2.85                 2.56
                                                                  --------            ---------            ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                (0.18)               (0.31)               (0.15)
                                                                  --------            ---------            ---------
Net asset value, end of period                                    $  24.38            $   24.95            $   22.41
                                                                  ========            =========            =========

TOTAL RETURN (b)                                                     (1.58)%              12.77%               12.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $ 13,412            $   9,979            $   5,604
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         0.93% (c)            1.16%                2.67% (c)
Ratio of net expenses to average net assets                           0.60% (c)            0.60%                0.60% (c)
Ratio of net investment income (loss) to average net assets           1.51% (c)            1.40%                1.92% (c)
Portfolio turnover rate (d)                                             16%                  26%                  15%


(a)   Inception date.

(b) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 104               See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds:

      First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc. ticker "FDM")
      First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca, Inc. ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca, Inc. ticker "FPX")
      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca, Inc. ticker "FBT")
      First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca, Inc. ticker "FDN")
      First Trust Strategic Value Index Fund - (NYSE Arca, Inc. ticker "FDV") First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca, Inc. ticker "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca, Inc. ticker "FVD")
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ticker "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca, Inc. ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca, Inc. ticker "FCG")
      First Trust ISE Chindia Index Fund - (NYSE Arca, Inc. ticker "FNI")
      First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca, Inc. ticker "FVL")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
      "QABA")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares are listed and traded on NYSE Arca, Inc. ("NYSE Arca") except for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, and the First Trust NASDAQ(R) ABA Community Bank Index Fund, which are listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders(SM) Index Fund         Morningstar(R) Dividend Leaders(SM) Index
First Trust US IPO Index Fund                                   IPOX(R)-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund            NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund         NASDAQ-100 Technology Sector Index(SM)
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones Internet Composite Index(SM)
First Trust Strategic Value Index Fund                          Credit Suisse U.S. Value Index, Powered by HOLT(TM)
First Trust Value Line(R) Equity Allocation Index Fund          Value Line(R) Equity Allocation Index(TM)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index(TM)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund      NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust ISE Water Index Fund                                ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                   ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                              ISE ChIndia Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line(R) 100 Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Portfolio securities listed on any exchange other than NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined.

      Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day.

      Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          o   Quoted prices for similar securities in active markets.
          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of June 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in publicly-traded master limited partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as capital gain.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, except for First Trust Morningstar Dividend Leaders(SM) Index Fund and First Trust Value Line(R) Dividend Index Fund, which declare and pay dividends quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by a Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2010 was as follows:

                                                                                       Distributions     Distributions
                                                                Distributions paid         paid              paid
                                                                   from Ordinary       from Capital       from Return
                                                                      Income               Gains          of Capital
                                                                ------------------     -------------     -------------
First Trust Dow Jones Select MicroCap Index(SM) Fund               $   470,895           $      --         $      --
First Trust Morningstar Dividend Leaders(SM) Index Fund              2,936,478                  --            25,193
First Trust US IPO Index Fund                                          134,485                  --                --
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   346,700                  --                --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund              1,556,425                  --                --
First Trust NYSE Arca Biotechnology Index Fund                              --                  --                --
First Trust Dow Jones Internet Index(SM) Fund                          659,835                  --                --
First Trust Strategic Value Index Fund                                 657,855                  --             7,885
First Trust Value Line(R) Equity Allocation Index Fund                 102,971                  --                --
First Trust Value Line(R) Dividend Index Fund                        5,061,937                  --            65,937
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund             158,610                  --                --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 --                  --                --
First Trust S&P REIT Index Fund                                      1,400,636                  --                --
First Trust ISE Water Index Fund                                       319,290                  --                --
First Trust ISE-Revere Natural Gas Index Fund                        1,172,607                  --            54,408
First Trust ISE Chindia Index Fund                                   1,073,636                  --                --
First Trust Value Line(R) 100 Exchange-Traded Fund                          --                  --                --
First Trust NASDAQ(R) ABA Community Bank Index Fund                    114,106                  --                --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

As of December 31, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                      Accumulated
                                                                   Undistributed      Capital and       Net Unrealized
                                                                     Ordinary            Other           Appreciation
                                                                      Income          Gain (Loss)       (Depreciation)
                                                                   -------------     --------------     --------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $  31,467       $  (11,718,537)    $   18,485,792
First Trust Morningstar Dividend Leaders(SM) Index Fund                     --          (32,721,457)         9,627,975
First Trust US IPO Index Fund                                           13,751           (5,016,584)         1,371,735
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    89,275           (6,781,991)         5,983,938
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                     --           (3,789,937)        42,884,041
First Trust NYSE Arca Biotechnology Index Fund                              --           (8,887,768)        15,007,324
First Trust Dow Jones Internet Index(SM) Fund                               --           (7,459,820)        74,699,929
First Trust Strategic Value Index Fund                                      --          (25,033,653)         2,877,406
First Trust Value Line(R) Equity Allocation Index Fund                      --           (4,982,428)         1,041,495
First Trust Value Line(R) Dividend Index Fund                               --          (46,469,038)        25,475,963
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              16,623           (1,333,128)         1,729,902
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 --          (17,943,475)        (1,839,352)
First Trust S&P REIT Index Fund                                             --                   --          6,207,811
First Trust ISE Water Index Fund                                        89,624           (8,320,883)         2,600,001
First Trust ISE-Revere Natural Gas Index Fund                               --          (79,885,311)        49,116,240
First Trust ISE Chindia Index Fund                                         707          (33,473,581)        23,320,135
First Trust Value Line(R) 100 Exchange-Traded Fund                       4,512          (79,189,625)         5,744,363
First Trust NASDAQ(R) ABA Community Bank Index Fund                      2,200             (135,881)           346,205


D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008, 2009, and 2010 remain open to federal and state audit. As of June 30, 2011, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

At December 31, 2010 for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                            Capital      Capital      Capital      Capital      Capital      Capital
                                              Loss         Loss         Loss         Loss         Loss         Loss        Total
                                           Available    Available    Available    Available    Available    Available     Capital
                                            Through      Through      Through      Through      Through      Through        Loss
                                              2013         2014         2015         2016         2017         2018      Available
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Dow Jones Select MicroCap
     Index(SM) Fund                       $        --  $ 1,604,481  $   910,503  $   902,807  $ 3,227,616  $ 5,073,130  $11,718,537
First Trust Morningstar Dividend
     Leaders(SM) Index Fund                    52,755      202,279      198,670   14,962,284   16,831,977      473,492   32,721,457
First Trust US IPO Index Fund                      --      303,759      740,683    2,682,788    1,127,563       64,368    4,919,161
First Trust NASDAQ-100 Equal Weighted
     Index(SM) Fund                                --           --       55,981    1,957,170    4,681,103           --    6,694,254
First Trust NASDAQ-100-Technology Sector
     Index(SM) Fund                                --           --      351,362    1,421,664    2,016,911           --    3,789,937
First Trust NYSE Arca Biotechnology
     Index Fund                                    --           --           --    2,061,136    5,787,577    1,039,054    8,887,767
First Trust Dow Jones Internet Index(SM)
     Fund                                          --           --           --    6,295,854    1,163,966           --    7,459,820
First Trust Strategic Value Index Fund             --       45,432      831,336   11,401,861   11,336,270    1,372,099   24,986,998
First Trust Value Line(R) Equity
     Allocation Index Fund                         --           --    1,393,265    1,168,041    2,421,122           --    4,982,428

                                                        (continued on next page)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

                                            Capital      Capital      Capital      Capital      Capital      Capital
                                              Loss         Loss         Loss         Loss         Loss         Loss        Total
                                           Available    Available    Available    Available    Available    Available     Capital
                                            Through      Through      Through      Through      Through      Through        Loss
                                              2013         2014         2015         2016         2017         2018      Available
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Value Line(R) Dividend
     Index Fund                                    --           --    4,488,019   21,855,796   19,646,203      441,093   46,431,111
First Trust NASDAQ-100 Ex-Technology
     Sector Index(SM) Fund                         --           --        7,779      143,597    1,051,894       80,899    1,284,169
First Trust NASDAQ(R) Clean Edge(R)
     Green Energy Index Fund                       --           --      141,332    4,246,707    7,483,633    5,884,801   17,756,473
First Trust S&P REIT Index Fund                    --           --           --           --           --           --           --
First Trust ISE Water Index Fund                   --           --          592      318,246    5,768,328    2,198,674    8,285,840
First Trust ISE-Revere Natural Gas
     Index Fund                                    --           --        5,274    7,264,703   32,569,413   40,045,921   79,885,311
First Trust ISE Chindia Index Fund                 --           --           --   11,116,593   11,686,955    7,245,147   30,048,695
First Trust Value Line(R) 100
     Exchange-Traded Fund                          --           --    1,905,863   47,805,834   29,477,928           --   79,189,625
First Trust NASDAQ(R) ABA Community Bank
     Index Fund                                    --           --           --           --        4,787      116,604      121,391

During the taxable year ended December 31, 2010, the Funds utilized capital loss carryforwards in the following amounts:

                                                            Capital Loss Carryforward Utilized
                                                            ----------------------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                  $    230,582
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                    279,729
First Trust Dow Jones Internet Index(SM) Fund                              150,572
First Trust Value Line(R) Equity Allocation Index Fund                      45,836
First Trust S&P REIT Index Fund                                            245,651
First Trust Value Line(R) 100 Exchange-Traded Fund                       4,898,237

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

During the taxable year ended December 31, 2010, the following Funds incurred and elected to defer net capital losses as follows:

                                                                   Post-October Losses
                                                                   -------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                  $         --
First Trust Morningstar Dividend Leaders(SM) Index Fund                         --
First Trust US IPO Index Fund                                               97,423
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                        87,737
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                         --
First Trust NYSE Arca Biotechnology Index Fund                                   1
First Trust Dow Jones Internet Index(SM) Fund                                   --
First Trust Strategic Value Index Fund                                      46,655
First Trust Value Line(R) Equity Allocation Index Fund                          --
First Trust Value Line(R) Dividend Index Fund                               37,927
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                  48,959
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                187,002
First Trust S&P REIT Index Fund                                                 --
First Trust ISE Water Index Fund                                            35,043
First Trust ISE-Revere Natural Gas Index Fund                                   --
First Trust ISE Chindia Index Fund                                       3,424,886
First Trust Value Line(R) 100 Exchange-Traded Fund                              --
First Trust NASDAQ(R) ABA Community Bank Index Fund                         14,490


E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders(SM) Index Fund         Morningstar, Inc.
First Trust US IPO Index Fund                                   IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund            The NASDAQ Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund         The NASDAQ Stock Market, Inc.
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones & Company, Inc.
First Trust Strategic Value Index Fund                          Credit Suisse Securities (USA) LLC and Credit Suisse Group AG
First Trust Value Line(R) Equity Allocation Index Fund          Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund      The NASDAQ Stock Market, Inc.
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     The NASDAQ Stock Market, Inc./Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                 Standard & Poor's
First Trust ISE Water Index Fund                                International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                   International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                              International Securities Exchange, LLC
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line Publishing, Inc.(R)
First Trust NASDAQ(R) ABA Community Bank Index Fund             The NASDAQ Stock Market, Inc.

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. The Adviser is in the process of assessing the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain other services necessary for the management of the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                  0.50%
First Trust Morningstar Dividend Leaders(SM) Index Fund               0.30%
First Trust US IPO Index Fund                                         0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                  0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund               0.40%
First Trust NYSE Arca Biotechnology Index Fund                        0.40%
First Trust Dow Jones Internet Index(SM) Fund                         0.40%
First Trust Strategic Value Index Fund                                0.50%
First Trust Value Line(R) Equity Allocation Index Fund                0.50%
First Trust Value Line(R) Dividend Index Fund                         0.50%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund            0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           0.40%
First Trust S&P REIT Index Fund                                       0.30%
First Trust ISE Water Index Fund                                      0.40%
First Trust ISE-Revere Natural Gas Index Fund                         0.40%
First Trust ISE Chindia Index Fund                                    0.40%
First Trust Value Line(R) 100 Exchange-Traded Fund                    0.50%
First Trust NASDAQ(R) ABA Community Bank Index Fund                   0.40%

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap").


                                                                  Expense Cap
                                                                ----------------

First Trust Dow Jones Select MicroCap Index(SM) Fund                  0.60%
First Trust Morningstar Dividend Leaders(SM) Index Fund               0.45%
First Trust US IPO Index Fund                                         0.60%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                  0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund               0.60%
First Trust NYSE Arca Biotechnology Index Fund                        0.60%
First Trust Dow Jones Internet Index(SM) Fund                         0.60%
First Trust Strategic Value Index Fund                                0.65%
First Trust Value Line(R) Equity Allocation Index Fund                0.70%
First Trust Value Line(R) Dividend Index Fund                         0.70%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund            0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           0.60%
First Trust S&P REIT Index Fund                                       0.50%
First Trust ISE Water Index Fund                                      0.60%
First Trust ISE-Revere Natural Gas Index Fund                         0.60%
First Trust ISE Chindia Index Fund                                    0.60%
First Trust Value Line(R) 100 Exchange-Traded Fund                    0.70%
First Trust NASDAQ(R) ABA Community Bank Index Fund                   0.60%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

Each Fund's Expense Cap will be in effect until the Expense Cap Termination Date listed below:

Fund Name                                                                 Expense Cap Termination Date
---------                                                                 ----------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                12/6/2012
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                12/6/2012
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             12/6/2012
First Trust Dow Jones Internet Index(SM) Fund                                       12/6/2012
First Trust Value Line(R) Equity Allocation Index Fund                              12/6/2012
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          12/6/2012
First Trust S&P REIT Index Fund                                                     12/6/2012
First Trust ISE Water Index Fund                                                    12/6/2012
First Trust Morningstar Dividend Leaders(SM) Index Fund                            12/20/2012
First Trust US IPO Index Fund                                                        1/3/2013
First Trust NYSE Arca Biotechnology Index Fund                                       1/3/2013
First Trust Strategic Value Index Fund                                               1/3/2013
First Trust Value Line(R) Dividend Index Fund                                        1/3/2013
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          1/3/2013
First Trust ISE Chindia Index Fund                                                   1/3/2013
First Trust Value Line(R) 100 Exchange-Traded Fund                                   1/3/2013
First Trust NASDAQ(R) ABA Community Bank Index Fund                                  1/3/2013
First Trust ISE-Revere Natural Gas Index Fund                                       1/20/2013


Expenses reimbursed and fees waived by First Trust under the Expense Reimbursement, Fee Waiver and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses or fees were reimbursed or waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2011 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                                 Expenses Borne by Advisor Subject to Recovery
                                                                           ---------------------------------------------------------
                                                                            Period      Period       Year      Six Months
                                                   Advisory     Expense      Ended       Ended       Ended       Ended
                                                      Fee        Reim-     December    December    December       June
                                                    Waivers    bursement   31, 2008    31, 2009    31, 2010     30, 2011     Total
                                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------
First Trust Dow Jones Select MicroCap
      Index(SM) Fund                               $  35,362   $      --   $  37,649   $  48,917   $ 127,967   $  35,362   $ 249,895
First Trust Morningstar Dividend Leaders(SM)
     Index Fund                                       43,825          --      69,652     137,066     147,279      43,825     397,822
First Trust US IPO Index Fund                         35,210          --      39,110      67,290      83,357      35,210     224,967
First Trust NASDAQ-100 Equal Weighted
     Index(SM) Fund                                   26,856          --      29,479      16,264      79,793      26,856     152,392
First Trust NASDAQ-100-Technology Sector
     Index(SM) Fund                                   53,486          --       5,326      20,687     206,140      53,486     285,639
First Trust NYSE Arca Biotechnology Index Fund         3,509          --      27,348      70,966      95,610       3,509     197,433
First Trust Dow Jones Internet Index(SM) Fund             --          --          --          --     123,971          --     123,971
First Trust Strategic Value Index Fund                33,748          --          --      86,736      83,712      33,748     204,196
First Trust Value Line(R) Equity Allocation
     Index Fund                                       18,181       3,623      18,494      31,276      50,388      21,804     121,962
First Trust Value Line(R) Dividend Index Fund         89,613          --     111,423     125,081     228,962      89,613     555,079
First Trust NASDAQ-100 Ex-Technology Sector
     Index(SM) Fund                                   22,649          --      17,259      46,747      57,769      22,649     144,424
First Trust NASDAQ(R) Clean Edge(R) Green Energy
     Index Fund                                       26,852          --      45,698      74,427      66,287      26,852     213,264
First Trust S&P REIT Index Fund                       23,701          --      50,911     107,158      99,014      23,701     280,784
First Trust ISE Water Index Fund                      10,114          --      26,177      40,314      39,351      10,114     115,956

                                                        (continued on next page)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                                                                                 Expenses Borne by Advisor Subject to Recovery
                                                                           ---------------------------------------------------------
                                                                            Period      Period       Year      Six Months
                                                   Advisory     Expense      Ended       Ended       Ended       Ended
                                                      Fee        Reim-     December    December    December       June
                                                    Waivers    bursement   31, 2008    31, 2009    31, 2010     30, 2011     Total
                                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------
First Trust ISE-Revere Natural Gas Index Fund         95,896         --       81,007     195,399     212,049      95,896     584,351
First Trust ISE Chindia Index Fund                    43,845         --       44,213      90,414      83,567      43,845     262,039
First Trust Value Line(R) 100 Exchange Traded Fund    58,043         --      112,422      97,391     107,626      58,043     375,482
First Trust NASDAQ(R) ABA Community Bank Index Fund   21,353         --           --      44,294      44,800      21,353     110,447


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

James A. Bowen, the Chief Executive Officer of First Trust, on October 12, 2010, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The consummation of the Transaction was deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement and distribution agreement for each Fund and resulted in the automatic termination of the agreements. In addition, the former expense reimbursement, fee waiver and recovery agreement terminated pursuant to its terms upon the termination of the investment management agreement.

The Trust's Board of Trustees approved an interim investment management agreement with First Trust which was entered into effective upon the closing of the Transaction and would be in effect for a maximum period of 150 days. A new investment management agreement with First Trust was approved by the Board of Trustees and was submitted to shareholders of each Fund as of the record date (September 30, 2010) for approval to take effect upon such shareholder approval. Special meetings of the shareholders of the Funds were held on December 6, 2010, December 20, 2010, January 3, 2011 and January 20, 2011. The new investment management agreement between the Trust and First Trust relating to the Transaction was approved by shareholders of each Fund. The Trust's Board of Trustees also approved a new distribution agreement and expense reimbursement, fee waiver and recovery agreement, if applicable, for each Fund which were entered into effective upon the closing of the Transaction.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and allocated equally among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                       Purchases              Sales
                                                                                    ---------------      ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 $  12,555,217        $  12,370,776
First Trust Morningstar Dividend Leaders(SM) Index Fund                                 46,448,425           46,277,071
First Trust US IPO Index Fund                                                            4,039,267            4,022,086
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                     9,091,785            9,205,868
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 59,312,421           64,647,033
First Trust NYSE Arca Biotechnology Index Fund                                          41,926,573           47,181,514
First Trust Dow Jones Internet Index(SM) Fund                                           51,898,301           56,204,140
First Trust Strategic Value Index Fund                                                  21,387,743           21,331,288
First Trust Value Line(R) Equity Allocation Index Fund                                   6,542,663            6,560,312
First Trust Value Line(R) Dividend Index Fund                                           51,393,791           51,105,462
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                               3,482,419            3,523,289
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                              3,766,833            3,828,248
First Trust S&P REIT Index Fund                                                          4,690,994            4,647,674
First Trust ISE Water Index Fund                                                         6,967,639            6,940,329
First Trust ISE-Revere Natural Gas Index Fund                                          109,109,616          110,182,044
First Trust ISE Chindia Index Fund                                                      16,921,505           17,303,289
First Trust Value Line(R) 100 Exchange-Traded Fund                                     108,485,246          108,360,124
First Trust NASDAQ(R) ABA Community Bank Index Fund                                      2,124,510            2,186,260

For the six months ended June 30, 2011, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                       Purchases              Sales
                                                                                    ---------------      ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 $   6,727,697        $  31,362,783
First Trust Morningstar Dividend Leaders(SM) Index Fund                                 74,225,936           54,627,162
First Trust US IPO Index Fund                                                            8,658,467            4,909,465
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    46,719,650           24,293,800
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                181,417,192           66,812,484
First Trust NYSE Arca Biotechnology Index Fund                                         389,906,030           73,266,528
First Trust Dow Jones Internet Index(SM) Fund                                          284,943,735          172,848,191
First Trust Strategic Value Index Fund                                                  11,470,084           11,393,126
First Trust Value Line(R) Equity Allocation Index Fund                                   5,343,687            5,365,890
First Trust Value Line(R) Dividend Index Fund                                          101,705,023           50,001,391
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                               8,920,429            3,270,957
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                              7,115,042            5,347,152
First Trust S&P REIT Index Fund                                                         14,817,149           10,709,604
First Trust ISE Water Index Fund                                                        24,541,315           11,080,535
First Trust ISE-Revere Natural Gas Index Fund                                          389,452,931          247,891,594
First Trust ISE Chindia Index Fund                                                              --           27,255,470
First Trust Value Line(R) 100 Exchange-Traded Fund                                      73,053,289           89,292,854
First Trust NASDAQ(R) ABA Community Bank Index Fund                                      6,280,031            2,413,028

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities             Creation
                    in a Creation Unit           Transaction Fee
                   --------------------          ---------------
                           1-100                       $500
                         101-200                     $1,000
                         201-300                     $1,500
                         301-400                     $2,000
                         401-500                     $2,500
                         501-600                     $3,000
                         601-700                     $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Redemption
                    in a Creation Unit           Transaction Fee
                   --------------------          ---------------
                           1-100                       $500
                         101-200                     $1,000
                         201-300                     $1,500
                         301-400                     $2,000
                         401-500                     $2,500
                         501-600                     $3,000
                         601-700                     $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 29, 2012.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)


                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the period ended June 30, 2011 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files a complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

Special meetings of the shareholders of the Funds were held on December 6, 2010, December 20, 2010, January 3, 2011 and January 20, 2011. A new investment management agreement between the Trust and First Trust relating to the change in control of First Trust Advisors L.P. was approved at certain of such meetings as detailed below. The terms of the new investment management agreement are substantially similar to the terms of the previous agreements.


     Ticker Symbol    Date of Vote    % of Voted    Voted For    Voted Against    Abstained
     -------------    ------------    ----------    ---------    -------------    ---------
          FDM           12/6/2010       62.83%      1,840,384          5,371         10,916
         QQEW           12/6/2010       51.39%      1,288,109         15,666          6,561
         QTEC           12/6/2010       56.42%      6,714,638         36,598         46,797
          FDN           12/6/2010       58.54%      6,379,155         19,386         40,541
          FVI           12/6/2010       55.63%        192,332          2,000            381
         QQXT           12/6/2010       72.00%        646,766          1,008            200
          FRI           12/6/2010       70.82%      3,135,275          5,233         10,825
          FIW           12/6/2010       51.07%      1,097,967         12,418         13,070
          FDL          12/20/2010       50.02%      2,346,778         53,693        200,803
          FPX            1/3/2011       53.92%        241,251          7,451         47,867
          FBT            1/3/2011       52.31%      2,180,970         29,815        195,518
          FDV            1/3/2011       52.42%        744,121         32,622         88,190
          FVD            1/3/2011       51.22%      5,539,652        172,812        683,786
         QCLN            1/3/2011       50.62%        942,236         34,209        187,722
          FNI            1/3/2011       50.31%      2,592,043         60,461        340,950
          FVL            1/3/2011       50.87%      2,256,802        112,857        244,798
         QABA            1/3/2011       52.45%        181,041          3,160         25,581
          FCG           1/20/2011       50.06%      9,111,862        265,456      1,135,890


                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Continued)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2011 (UNAUDITED)

NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

With the exception of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invests in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index(SM) Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

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RISK CONSIDERATIONS (UNAUDITED) (Continued)
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The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust
NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust S&P REIT Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust US IPO Fund, the First Trust Dow Jones Internet Index(SM) Fund, the First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust Strategic Value Index Fund and the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

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--------------------------------------------------------------------------------
RISK CONSIDERATIONS (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

With the exception of First Trust Strategic Value Index Fund and First Trust Dow Jones Select MicroCap Index(SM) Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust Value Line(R) 100 Exchange-Traded Fund, involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.

                  NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Exchange-Traded Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  August 22, 2011
    -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  August 22, 2011
    -------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  August 22, 2011
    -------------------------


* Print the name and title of each signing officer under his or her signature.